AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2008
File No. 033-45671
File No. 811-06557

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 75	☑

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐
AMENDMENT NO. 77	☑
RIDGEWORTH FUNDS (formerly, STI Classic Funds)
(Exact Name of Registrant as Specified in Charter)
155 Federal Street, Suite 700
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code: 1-888-784-3863
Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
One Oxford Centre
Pittsburgh, PA 15219-6401
(Name and Address of Agent for Service)
Copies to:

W. John McGuire, Esquire	Cynthia Surprise, Senior Vice President
Morgan, Lewis & Bockius LLP	Citi Fund Services Ohio, Inc.
1111 Pennsylvania Avenue, NW	100 Summer St. – Suite 1500
Washington, DC 20004	Boston, MA 02110
          It is proposed that this filing become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☑	On August 1, 2008 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

RIDGEWORTH FUNDS LOGO
I Shares
PROSPECTUS
RIDGEWORTH EQUITY FUNDS
(formerly, STI Classic Equity Funds)
EQUITY FUNDS
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
ASSET ALLOCATION FUNDS
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Investment Adviser: RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) (the “Adviser”)
August 1, 2008
The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this prospectus. Any representation
to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS
The RidgeWorth Funds (formerly, STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Equity Funds and the Asset Allocation Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

AGGRESSIVE GROWTH STOCK FUND

EMERGING GROWTH STOCK FUND

INTERNATIONAL EQUITY FUND

INTERNATIONAL EQUITY INDEX FUND

LARGE CAP CORE EQUITY FUND

LARGE CAP GROWTH STOCK FUND

LARGE CAP QUANTITATIVE EQUITY FUND

LARGE CAP VALUE EQUITY FUND

MID-CAP CORE EQUITY FUND

MID-CAP VALUE EQUITY FUND

SELECT LARGE CAP GROWTH STOCK FUND

SMALL CAP GROWTH STOCK FUND

SMALL CAP VALUE EQUITY FUND

LIFE VISION AGGRESSIVE GROWTH FUND

LIFE VISION CONSERVATIVE FUND

LIFE VISION GROWTH AND INCOME FUND

LIFE VISION MODERATE GROWTH FUND

LIFE VISION TARGET DATE 2015 FUND

LIFE VISION TARGET DATE 2025 FUND

LIFE VISION TARGET DATE 2035 FUND

MORE INFORMATION ABOUT RISK

MORE INFORMATION ABOUT FUND INVESTMENTS

INFORMATION ABOUT PORTFOLIO HOLDINGS

[MANAGEMENT]

PURCHASING AND SELLING FUND SHARES

MARKET TIMING POLICIES AND PROCEDURES

DISTRIBUTION OF FUND SHARES

DIVIDENDS AND DISTRIBUTIONS

TAXES

FINANCIAL HIGHLIGHTS
INSIDE BACK COVER	PRIVACY POLICY
BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT THE RidgeWorth FUNDS
AUGUST 1, 2008

CUSIP/TICKER SYMBOLS

FUND NAME CUSIP
EQUITY FUNDS	CLASS	INCEPTION*	TICKER
Aggressive Growth Stock Fund	I Shares	2/23/04	SCATX
Emerging Growth Stock Fund	I Shares	2/23/04	SEGTX
International Equity Fund	I Shares	1/31/95	STITX
International Equity Index Fund	I Shares	6/6/94	SIEIX
Large Cap Core Equity Fund	I Shares	9/26/92	CRVAX
Large Cap Growth Stock Fund	I Shares	7/1/92	STCAX
Large Cap Quantitative Equity Fund	I Shares	8/7/03	SQETX
Large Cap Value Equity Fund	I Shares	2/12/93	STVTX
Mid-Cap Core Equity Fund	I Shares	2/2/94	SAGTX
Mid-Cap Value Equity Fund	I Shares	11/30/01	SMVTX
Select Large Cap Growth Stock Fund	I Shares	12/11/98	STTAX
Small Cap Growth Stock Fund	I Shares	10/8/98	SSCTX

Small Cap Value Equity Fund	I Shares	1/31/97	SCETX
ASSET ALLOCATION FUNDS
Life Vision Aggressive Growth Fund	I Shares	6/30/97	CVMGX
Life Vision Conservative Fund	I Shares	11/6/03	SCCTX
Life Vision Growth and Income Fund	I Shares	6/30/97	CLVGX
Life Vision Moderate Growth Fund	I Shares	6/30/97	CLVBX
Life Vision Target Date 2015 Fund	I Shares	10/12/05	LVFIX
Life Vision Target Date 2025 Fund	I Shares	10/21/05	LVTIX
Life Vision Target Date 2035 Fund	I Shares	11/2/05	LVRIX

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO THE RIDGEWORTH FUNDS
Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The Adviser or the Subadviser (under the supervision of the Adviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or the Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

AGGRESSIVE GROWTH STOCK FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	Common stocks of multi-cap growth companies

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow growth

INVESTOR PROFILE	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

SUBADVISER	Zevenbergen Capital Investments LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size.
The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”

AGGRESSIVE GROWTH STOCK FUND
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2005		%
2006		%
2007		%

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 3000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell 3000(R) Growth Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Growth Index measures the performance of those companies found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.10%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

EMERGING GROWTH STOCK FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	Common stocks of small and mid-cap growth companies

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify securities of small and mid-cap companies with favorable prospects for future revenue, earnings and/or cash flow growth

INVESTOR PROFILE	Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

SUBADVISER	Zevenbergen Capital Investments LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund invests primarily in stocks of small and mid-cap growth companies. The Subadviser considers small and mid-cap growth companies to be primarily companies with market capitalizations from $300 million up to the highest capitalization of those companies included in the Russell Midcap Growth® Index (and as annually reconstituted.) As of [ ], 2008, the highest capitalization of a company in the Russell Midcap Growth® Index was approximately $[ ] billion. The Subadviser emphasizes initial investment in companies with market capitalizations of $5 billion or less.
In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows performance of the Fund’s I Shares for the year to year.*
(BAR CHART)

2005
2006
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2006, to those of the Russell Midcap(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell Midcap(R) Growth Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on February 23, 2004.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell universe with higher price-to-book ratios and higher forecasted growth values.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.10%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

INTERNATIONAL EQUITY FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	Foreign common stocks

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify companies with good fundamentals or a history of consistent growth

INVESTOR PROFILE	Investors who want an increase in the value of their investment without regard to income , are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of actively managed international stocks

SUBADVISER	Certium Asset Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Subadviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.
In selecting investments for the Fund, the Subadviser diversifies the Fund’s investments among at least three foreign countries. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1997	13.35%
1998	11.22%
1999	9.47%
2000	-3.46%
2001	-17.71%
2002	-17.02%
2003	36.86%

2004	19.02%
2005	13.11%
2006	24.62%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
MSCI(R) EAFE(R) Index (reflects no deduction for fees, expenses or taxes)
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.11%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

INTERNATIONAL EQUITY INDEX FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Investment results that correspond to the performance of the MSCI(R) EAFE(R) GDP Weighted Index (Net Return)

INVESTMENT FOCUS	Foreign equity securities in the MSCI(R) EAFE(R) GDP Weighted Index (Net Return)

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Statistical analysis to track the MSCI(R) EAFE(R) GDP Weighted Index (Net Return)

INVESTOR PROFILE	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of passively managed international stocks

SUBADVISER	Certium Asset Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.
In selecting investments for the Fund, the Subadviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index (Net Return), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

The Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
In addition to the above mentioned risks, the Subadviser may not be able to match the performance of the Fund’s benchmark.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	30.02%
1999	30.66%
2000	-17.06%
2001	-23.47%

2002	-16.52%
2003	40.54%
2004	21.06%
2005	12.76%
2006	26.60%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Morgan Stanley Capital International Europe, Australasia and Far East — Gross Domestic Product (MSCI(R) EAFE(R)-GDP) Weighted Index (Net Return) and the MSCI EAFE-GDP Weighted Index (Price Return). These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
MSCI(R) EAFE(R)-GDP Weighted Index (Net Return)* (reflects no deduction for fees, expenses or taxes)
MSCI EAFE-GDP Weighted Index (Price Return) (reflects no deduction for fees, expenses or taxes)

*	Effective March 31, 2008, the Fund transitioned its benchmark from the MSCI EAFE — GDP Weighted Index (Price Return to the MSCI EAFE — GDP Weighted Index (Net Return) in order to better reflect the Fund’s receipt of dividends from the securities it holds.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index (Net Return) and the MSCI EAFE-GDP Weighted Index (Price Return) are widely-recognized, market capitalization indices that measure market equity performance based upon indices from 21 foreign and developed countries. The country weighting of each Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country. The MSCI EAFE-GDP Weighted Index (Net Return) measures the market performance including both price performance and income from dividend payments. The MSCI EAFE-GDP Weighted Index (Price Return) measures only the price performance of the market.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.49%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LARGE CAP CORE EQUITY FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOALS
PRIMARY	Long-term capital appreciation
SECONDARY	Current income

INVESTMENT FOCUS	Equity securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

INVESTOR PROFILE	Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

SUBADVISER	IronOak Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations of at least [$3 billion.]
The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.
The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The

Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.
The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

(BAR CHART)

1998	18.20%
1999	14.17%
2000	1.43%
2001	-6.60%
2002	-19.64%
2003	28.14%
2004	14.23%
2005	9.59%
2006	17.15%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the S&P 500(R) Index and the Russell 1000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.80%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LARGE CAP GROWTH STOCK FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Capital appreciation

INVESTMENT FOCUS	U.S. common stocks

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify companies with above average growth potential

INVESTOR PROFILE	Investors who want the value of their investment to grow, but do not need to receive income on their investment

SUBADVISER	Silvant Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations of at least [$3 billion]. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.
In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	28.06%
1999	9.71%
2000	1.62%
2001	-6.49%
2002	-21.98%

2003	18.52%
2004	6.37%
2005	-1.27%
2006	10.27%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses or taxes)
(LINE GRAPH ICON)

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is a comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.93%
Other Expenses(1)

Total Annual Operating Expenses(2)

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I SHARES
Large Cap Growth Stock Fund
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LARGE CAP QUANTITATIVE EQUITY FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	U.S. common stocks of companies with positive fundamental and market characteristics

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify companies with above average appreciation potential within specific market sectors by utilizing quantitative methods

INVESTOR PROFILE	Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns

SUBADVISER	Certium Asset Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subdviser considers large cap companies to be companies with market capitalizations of at least [$3 billion]. The Fund may also invest in small and mid-cap companies so long as the Subadviser determines they have growth potential.
The Fund utilizes disciplined quantitative modeling to objectively and consistently identify what the models determine to be the most attractive companies across the market and within each sector. The quantitative factors within the sector model are weighted based on their historical ability to be predictive within each sector. In some sectors, attractive stocks are selected based on a narrow range of factors. In other sectors, a broad range of factors may be used to identify attractive stocks.
This approach is based on the philosophy that a stock selection method that evaluates multiple quantitative factors is superior to a less rigorous approach.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.
(BAR CHART)

2004	16.43%
2005	8.40%
2006	8.17%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	SINCE INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on August 7, 2003. Benchmark return since July 31, 2003 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.85%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LARGE CAP VALUE EQUITY FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOALS

PRIMARY	Capital appreciation

SECONDARY	Current income

INVESTMENT FOCUS	Equity securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify high dividend-paying, undervalued stocks

INVESTOR PROFILE	Investors who are looking for current income and capital appreciation with less volatility than the average stock fund

SUBADVISER	Ceredex Value Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations of at least [$3 billion].
In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
The bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	10.58%
1999	-2.93%
2000	10.85%
2001	-0.95%

2002	-15.47%
2003	23.64%
2004	15.08%
2005	3.70%
2006	22.53%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007 to those of the Russell 1000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR 5 YEARS 10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell 1000(R) Value Index

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.78%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

MID-CAP CORE EQUITY FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Capital appreciation

INVESTMENT FOCUS	Mid-cap common stocks

SHARE PRICE VOLATILITY	Moderate to high

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify companies with above average growth potential at an attractive price

INVESTOR PROFILE	Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns

SUBADVISER	IronOak Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of July 1, 2008, the market capitalization range of companies in the Russell Midcap Index was between approximately $xxx million and $xxx billion.
The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.
The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.
The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	6.48%
1999	16.14%
2000	-2.97%

2001	2.38%
2002	-28.78%
2003	28.99%
2004	17.06%
2005	13.94%
2006	10.92%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell Midcap(R) Index (reflects no deduction for fees, expenses or taxes)

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.00%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

MID-CAP VALUE EQUITY FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOALS
PRIMARY	Capital appreciation
SECONDARY	Current income

INVESTMENT FOCUS	U.S. mid-cap equity securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify undervalued mid-cap securities

INVESTOR PROFILE	Investors who primarily want the value of their investment to grow, but want to receive some income from the investment

SUBADVISER	Ceredex Value Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the [Russell Midcap® Value Index]. As of July 1 2008, the market capitalization range of companies in the Russell Midcap Value Index was between approximately $xxx million and $xx billion.
In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
The Adviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2002	-21.26%
2003	29.51%
2004	20.21%
2005	9.46%
2006	21.97%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell Midcap(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	5 YEARS	INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell Midcap(R) Value Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on November 30, 2001.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP VALUE EQUITY FUND
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.00%
Other Expenses

Total Annual Operating Expenses(1)

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

SELECT LARGE CAP GROWTH STOCK FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	U.S. large cap common stocks with higher than average growth potential

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify large cap companies with above average growth potential

INVESTOR PROFILE	Investors who want the value of their investment to grow, but do not need current income

SUBADVISER	Silvant Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Select Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers large cap companies to be companies with market capitalizations of at least [$3 billion].
The Fund’s investment philosophy is based on the premise that a portfolio of large cap stocks of companies with strong revenue growth, earnings, cash flow trends, and strong fundamentals will provide superior returns over time. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/ return characteristics. In selecting investments for the Fund, the Subadviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheet, strong current and projected business fundamentals, and reasonable valuation. The Subadviser believes in executing a very disciplined and objective investment process in controlling risk through a broadly diversified portfolio. Generally, the Fund will hold 40 securities or less.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy of sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser’s similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund’s performance has been adjusted to reflect the current fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund’s performance would have been lower.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	31.73%
1999	24.74%
2000	-12.15%
2001	-18.21%
2002	-22.02%
2003	21.16%
2004	6.84%
2005	2.46%
2006	6.99%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Russell 1000(R) Growth Index and the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
INCEPTION
AS A
REGISTERED
I SHARES	1 YEAR	5 YEARS	MUTUAL FUND*	10 YEARS**
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions	+
Fund Returns After Taxes on Distributions and Sale of Fund Shares	+
Russell 1000(R) Growth Index (reflects no deduction fees, expenses or taxes)
Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

**	Includes performance of the Adviser’s collective investment fund.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is a comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.85%
Other Expenses

Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements(1)

Net Operating Expenses

(1)	Effective August 1, 2008, the Adviser and the Subadviser have contractually agreed to waive all or a portion of their fees and reimburse expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in other funds, such as ETFs) until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.xx%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and the Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS

*	Without waivers and reimbursements, Year 1 costs would be $.
FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

SMALL CAP GROWTH STOCK FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	U.S. small cap common stocks of growth companies

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify small cap companies with above average growth potential

INVESTOR PROFILE	Investors who want the value of their investment to grow, but do not need current income

SUBADVISER	Silvant Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of [     ], 2008, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $[   ] million and $[     ] billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.
In selecting investments for the Fund, the Subadviser chooses companies that it believes have above average potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1999	20.55%
2000	11.76%
2001	-0.82%
2002	-22.71%
2003	45.64%

2004	19.21%
2005	7.92%
2006	1.51%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 20067 to those of the Russell 2000(R) Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	5 YEARS	INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.12%
Other Expenses(1)

Total Annual Operating Expenses(2)

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

SMALL CAP VALUE EQUITY FUND*
* Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of “new investor.”
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOALS
PRIMARY	Capital appreciation
SECONDARY	Current income

INVESTMENT FOCUS	U.S. small cap equity securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify undervalued small cap securities

INVESTOR PROFILE	Investors who primarily want the value of their investment to grow, but want to receive some income from their investment

SUBADVISER	Ceredex Value Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Subadviser considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of [ ], 2008, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $[ ] million and $[ ] billion. In selecting investments for the Fund, the Subadviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
The Subadviser’s value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Subadviser are never realized by the market.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	-13.45%
1999	-2.72%
2000	17.96%
2001	21.21%

2002	-1.74%
2003	37.05%
2004	25.47%
2005	12.46%
2006	16.14%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was xx.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2006, to those of the Russell 2000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions	+
Fund Returns After Taxes on Distributions and Sale of Fund Shares	+
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	1.13%
Other Expenses(1)

Total Annual Operating Expenses(2)

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION AGGRESSIVE GROWTH FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High capital appreciation

INVESTMENT FOCUS	Equity and money market funds

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Investing at least 80% of the Fund’s assets in RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Funds”)

INVESTOR PROFILE	Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in Underlying Funds that invest primarily in equity securities. The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.
In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

INVESTMENT RANGE
(PERCENTAGE OF THE LIFE VISION AGGRESSIVE
ASSET CLASS	GROWTH FUND’S ASSETS)

UNDERLYING EQUITY FUNDS	80-100%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING MONEY MARKET FUNDS	0-20%

Because companies tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Underlying Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

LIFE VISION AGGRESSIVE GROWTH FUND
Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

(BAR CHART)

1998	12.31%
1999	10.31%
2000	6.30%
2001	-6.52%
2002	-18.11%
2003	26.69%
2004	13.01%
2005	5.79%
2006	14.23%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual total returns of the Fund for the periods ended December 31, 2007, to those of a Hybrid 85/15 Blend of the Russell 3000(R) Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index and a Hybrid 90/10 Blend of the S&P 500(R) Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LIFE VISION AGGRESSIVE GROWTH FUND
PROSPECTUS

I SHARES	1 YEAR	5 YEARS	10 YEARS**
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Hybrid 85/15 Blend of the Following Market Benchmarks*
Russell 3000(R) Index
MSCI(R) EAFE(R) Index

*	Benchmarks reflect no deductions for fees, expenses or taxes.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

LIFE VISION AGGRESSIVE GROWTH FUND
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.10%
Other Expenses
Acquired (Underlying) Fund Fees and Expenses(1)

Total Annual Operating Expenses(2)

(1)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding %. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION CONSERVATIVE FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Capital appreciation and current income

INVESTMENT FOCUS
PRIMARY	Fixed income funds
SECONDARY	Equity funds

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Fixed Income Funds and exchange traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, RidgeWorth Equity Funds and ETFs that invest in equities (together, “Underlying Equity Funds”)

INVESTOR PROFILE	Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Life Vision Conservative Fund invests primarily in Underlying Fixed Income Funds, but may invest up to 40% of the Fund’s assets in Underlying Equity Funds. The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.
In selecting a diversified portfolio of Underlying Fixed Income Funds and Underlying Equity Funds (together, “Underlying Funds”), the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

INVESTMENT RANGE
(PERCENTAGE OF THE
LIFE VISION
CONSERVATIVE
ASSET CLASS	FUND’S ASSETS)

UNDERLYING FIXED INCOME FUNDS	60-100%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

UNDERLYING EQUITY FUNDS	20-40%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING MONEY MARKET FUNDS	0-20%

Because securities tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.
You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

LIFE VISION CONSERVATIVE FUND
Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods..
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”

LIFE VISION CONSERVATIVE FUND
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. I Shares were offered beginning on November 6, 2003. Performance between March 11, 2003 and November 6, 2003 is that of the B Shares of the Fund, and has not been adjusted to reflect I Share expenses. If it had been, performance would have been higher.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2004	6.09%
2005	3.19%
2006	6.31%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 80/17/3 blend of the Lehman Brothers U.S. Aggregate Index, Russell 3000(R) Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		SINCE
I SHARES	1 YEAR	INCEPTION*
Fund Returns Before Taxes	6.31%	6.72%
Fund Returns After Taxes on Distributions	4.62%	5.57%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.27%	5.13%
Hybrid 80/17/3 Blend of the Following Market Benchmarks+	6.85%	6.63%
Lehman Brothers U.S. Aggregate Index	4.33%	3.57%
Russell 3000(R) Index	15.72%	17.86%
MSCI(R) EAFE(R) Index	26.34%	27.70%

*	Since inception of B Shares on March 11, 2003. Benchmark return since February 28, 2003 (benchmark returns available only on a month end basis).

+	Benchmarks reflect no deductions for fees, expenses or taxes.

LIFE VISION CONSERVATIVE FUND
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees
Other Expenses(1)
Acquired (Underlying) Fund Fees and Expenses(2)

Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements(3)

Net Annual Operating Expenses

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(3)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Net Annual Operating Expenses (excluding excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding x.xx%. If at any point before August 1, 2011, Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS

*	Without waivers and reimbursements, Year 1 costs would be $xx.
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s estimated expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION GROWTH AND INCOME FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Long-term capital appreciation

INVESTMENT FOCUS	Equity and fixed income funds

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”).

INVESTOR PROFILE	Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Life Vision Growth and Income Fund invests at least 80% of its assets in Underlying Equity Funds and Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.
In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

INVESTMENT RANGE
(PERCENTAGE OF THE LIFE
VISION GROWTH AND
ASSET CLASS	INCOME FUND’S ASSETS)
UNDERLYING EQUITY FUNDS	60-80%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING FIXED INCOME FUNDS	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

UNDERLYING MONEY MARKET FUNDS	0-20%

Because securities tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease

LIFE VISION GROWTH AND INCOME FUND
in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”

LIFE VISION GROWTH AND INCOME FUND
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	11.16%
1999	7.95%
2000	7.08%
2001	-2.55%
2002	-11.99%
2003	23.99%
2004	10.53%
2005	5.10%
2006	11.63%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of the Fund for the periods ended December 31, 2007, to those of a Hybrid 55/35/10 Blend of the Russell 3000(R) Index, Lehman Brothers U.S. Aggregate Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions	+
Fund Returns After Taxes on Distributions and Sale of Fund Shares	+
Hybrid 55/35/10 Blend of the Following Market Benchmarks+
Russell 3000(R) Index
Lehman Brothers U.S. Aggregate Index
MSCI(R) EAFE(R) Index

LIFE VISION GROWTH AND INCOME FUND

+	Benchmarks reflect no deductions for fees, expenses or taxes.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Index is a widely recognized index of securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed income bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

LIFE VISION GROWTH AND INCOME FUND
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.10%
Other Expenses
Acquired (Underlying) Fund Fees and Expenses(1)

Total Annual Operating Expenses(2)

(1) In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.
(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding x.xx%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION MODERATE GROWTH FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Capital appreciation and current income

INVESTMENT FOCUS	Equity and fixed income funds

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Investing pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds, RidgeWorth Fixed Income Funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

INVESTOR PROFILE	Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Life Vision Moderate Growth Fund principally invests in Underlying Funds that invest primarily in equity securities and fixed income securities. The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.
In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

INVESTMENT RANGE
(PERCENTAGE OF THE LIFE
VISION MODERATE
ASSET CLASS	GROWTH FUND’S ASSETS)

UNDERLYING EQUITY FUNDS	35-65%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING FIXED INCOME FUNDS	35-65%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

UNDERLYING MONEY MARKET FUNDS	0-20%

Because securities tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
You can obtain information about the RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863, or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term

LIFE VISION MODERATE GROWTH FUND
securities generally are more volatile, so the average maturity or duration of these securities affects risk.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”

LIFE VISION MODERATE GROWTH FUND
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	11.15%
1999	6.19%
2000	5.46%
2001	-1.10%
2002	-8.28%
2003	19.98%
2004	8.92%
2005	4.30%
2006	9.36%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual total returns of the Fund for the periods ended December 31, 2007, to those of a Hybrid 50/42/8 Blend of the Lehman Brothers U.S. Aggregate Index, the Russell 3000(R) Index, and the Morgan Stanley International Europe, Australasia and Far East (MSCI(R) EAFE(R)) Index These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions	+
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Hybrid 50/42/8 Blend of the Following Market Benchmarks+
Lehman Brothers U.S. Aggregate Index
Russell 3000(R) Index
MSCI(R) EAFE(R) Index

LIFE VISION MODERATE GROWTH FUND

+	Benchmarks reflect no deductions for fees, expenses or taxes.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

LIFE VISION MODERATE GROWTH FUND
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.10%
Other Expenses(1)

Acquired (Underlying) Fund Fees and Expenses(2)
Total Annual Operating Expenses(3)

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(3)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding x.xx%. If at any point before August 1, 2011, Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION TARGET DATE 2015 FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High total return

INVESTMENT FOCUS	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

INVESTOR PROFILE	Investors who expect to retire or require income around the year 2015
(TELSCOPE ICON)
INVESTMENT STRATEGY
The Life Vision Target Date 2015 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. T Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time. When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

INVESTMENT RANGE
(PERCENTAGE OF THE
ASSET CLASS	2015 FUND’S ASSETS)

UNDERLYING EQUITY FUNDS	50-70%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING FIXED INCOME FUNDS	30-50%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

UNDERLYING MONEY MARKET FUNDS	0-20%

The Fund’s investments in ETFs may include iShares. iShares (R) is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.
Due to its investment strategy, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance.
In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual

LIFE VISION TARGET DATE 2015 FUND
issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”

LIFE VISION TARGET DATE 2015 FUND
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2006	11.86%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the a Hybrid 60/40 Blend of the S&P 500 (R) Index and the Lehman Brothers U.S. Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares

SINCE
I SHARES	1 YEAR	INCEPTION*
Hybrid 60/40 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on October 12, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LIFE VISION TARGET DATE 2015 FUND
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.10%
Other Expenses
Acquired (Underlying) Fund Fees and Expenses(1)

Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements(2)

Net Annual Operating Expenses

(1)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding x.xx%. If at any point before August 1, 2011, Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS

*	Without waivers and reimbursements, Year 1 costs would be $xxx.
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION TARGET DATE 2025 FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High total return

INVESTMENT FOCUS	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

INVESTOR PROFILE	Investors who expect to retire or require income around the year 2025
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Life Vision Target Date 2025 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time.When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure and the Underlying Funds that will be used to represent those sectors. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

INVESTMENT RANGE
(PERCENTAGE OF THE
ASSET CLASS	2025 FUND’S ASSETS)

UNDERLYING EQUITY FUNDS	65-85%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING FIXED INCOME FUNDS	15-35%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

UNDERLYING MONEY MARKET FUNDS	0-20%

The Fund’s investments in ETFs may include iShares. iShares(R) is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.
Due to its investment strategy, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863 or by visiting the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

LIFE VISION TARGET DATE 2025 FUND
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies. A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF

LIFE VISION TARGET DATE 2025 FUND
could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2006	13.96%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2006, to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	INCEPTION*
Fund Returns Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Hybrid 60/40 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on October 21, 2005. Benchmark returns since September 30, 2005 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LIFE VISION TARGET DATE 2025 FUND
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.10%
Other Expenses
Acquired (Underlying) Fund Fees and Expenses(1)

Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements(2)

Net Annual Operating Expenses

(1)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding x.xx%. If at any point before August 1, 2011, Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS

*	Without waivers and reimbursements, Year 1 costs would be $xxx.
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIFE VISION TARGET DATE 2035 FUND
PROSPECTUS 69
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High total return

INVESTMENT FOCUS	Equity funds, fixed income funds, index funds, money market funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”)

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Investing pursuant to an asset allocation strategy in a combination of Underlying Funds

INVESTOR PROFILE	Investors who expect to retire or require income around the year 2035
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Life Vision Target Date 2035 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. Over time, the allocation to asset classes and Underlying Funds will change. The asset allocation strategy will tend to emphasize higher returning but more volatile strategies (such as stocks) when the target date is still years away, and will increase the relative proportion of less volatile assets (such as bonds) as the target date draws nearer. As a result, the asset mix of the Fund generally becomes more conservative over time.When the target asset allocation of the Fund is similar to the asset allocation of the RidgeWorth Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the RidgeWorth Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the RidgeWorth Life Vision Conservative Fund.
The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure and the Underlying Funds that will be used to represent those sectors. Based on prevailing market conditions and expectations, the target allocations listed may vary from the Fund’s actual allocations.

INVESTMENT RANGE
(PERCENTAGE OF THE
ASSET CLASS	2035 FUND’S ASSETS)

UNDERLYING EQUITY FUNDS	75-95%
Domestic Equities
International Equities
Emerging Market Equities (All Capitalizations)

UNDERLYING FIXED INCOME FUNDS	5-25%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

UNDERLYING MONEY MARKET FUNDS	0-20%

The Fund’s investments in ETFs may include iShares. iShares(R) is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor any iShares Fund makes any representations regarding the advisability of investing in the Fund.
Due to its investment strategy, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
You can obtain information about the underlying RidgeWorth Funds in which the Fund invests by calling 1-888-784-3863 or from the RidgeWorth Funds’ website at www.ridgeworthfunds.com.

LIFE VISION TARGET DATE 2035 FUND
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.
The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them.
Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.
The Fund is also subject to the risk that the Adviser’s asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.
A value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest

LIFE VISION TARGET DATE 2035 FUND
only in restricted securities that it believes present minimal liquidity risk.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.
Because the Fund and the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows performance for the Fund’s I Shares from last year.*
(BAR CHART)

2006	14.24%
2007

BEST QUARTER	WORST QUARTER

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was x.xx%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 60/40 Blend of the S&P 500 (R) Index and the Lehman Brothers U.S. Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR	INCEPTION*
Fund Returns
Before Taxes
Fund Returns After Taxes on Distributions
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Hybrid 60/40 Blend of the Following Market Benchmarks (reflects no deduction for fees, expenses or taxes)
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)

*	Since inception of the I Shares on November 2, 2005. Benchmark returns since October 31, 2005 (benchmark returns available only on a month end basis).

LIFE VISION TARGET DATE 2035 FUND
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WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 (R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market’s industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
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FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES
Investment Advisory Fees	0.10%
Other Expenses
Acquired (Underlying) Fund Fees and Expenses(1)

Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements(2)

Net Annual Operating Expenses

(1)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Net Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) from exceeding x.xx%. If at any point before August 1, 2011, Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses) are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers and reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Net Annual Operating Expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS

*	Without waivers and reimbursements, Year 1 costs would be $xxx.
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”
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MORE INFORMATION
ABOUT RISK
BELOW INVESTMENT GRADE RISK
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.
DERIVATIVES RISK
All Funds
Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Hedging involves making an investment (e.g.,in a futures contract) to reduce the risk of adverse price movements in an already existing investment position.
Risks associated with the use of derivatives include those associated with hedging and leveraging activities:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.
- There may not be a liquid secondary market for derivatives.
- Trading restrictions or limitations may be imposed by an exchange.
- Government regulations may restrict trading in derivatives.
- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.
Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.
The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps can increase a Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.
To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.
EMERGING MARKETS RISK
International Equity Fund
International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
EQUITY RISK
All Funds
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
EXCHANGE TRADED FUND RISK
All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
FIXED INCOME RISK
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.
Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.
Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.
An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.
FLOATING RATE LOAN RISK
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.
A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.
Certain portfolio managers and other personnel of the Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment Subadviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser and Subadviser, but not a client of the Adviser or Subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, Subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, Subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.
As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over the Fund. The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.
FOREIGN SECURITY RISK
All Funds
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund’s foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
LARGE COMPANY RISK
Aggressive Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Select Large Cap Growth Stock Fund
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.
SECURITIES LENDING RISK
All Funds
A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.
SMALLER COMPANY RISK
All Funds
Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. The securities of small and mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it more difficult for a Fund to establish or close out a position in these securities at prevailing market prices. These securities may be traded over-the-counter or listed on an exchange.
TRACKING ERROR RISK
International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.
(MOUNTAIN ICON)
MORE INFORMATION ABOUT FUND INVESTMENTS
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.
The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund’s objective. A Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.
INFORMATION ABOUT PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.
MANAGEMENT
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.
INVESTMENT ADVISER

[LOGO] RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2008, the Adviser had approximately $[73.3] billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Zevenbergen Capital Investments LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.
The Adviser is also responsible for making investment decisions for the Asset Allocation Funds and continuously reviews, supervises and administers each Asset Allocation Fund’s respective investment program.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.
For the fiscal year ended March 31, 2008, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Aggressive Growth Stock Fund	1.10%
Emerging Growth Stock Fund	1.10%
International Equity Fund	1.12%
International Equity Index Fund	0.49%
Large Cap Core Equity Fund	0.80%
Large Cap Growth Stock Fund	0.93%
Large Cap Quantitative Equity Fund	0.85%
Large Cap Value Equity Fund	0.78%
Life Vision Aggressive Growth Fund	0.10%*
Life Vision Conservative Fund	0.00%*
Life Vision Growth and Income Fund	0.10%*
Life Vision Moderate Growth Fund	0.10%*
Life Vision Target Date 2015 Fund	0.00%*

Life Vision Target Date 2025 Fund	0.00%*
Life Vision Target Date 2035 Fund	0.00%*
Mid-Cap Core Equity Fund	1.00%
Mid-Cap Value Equity Fund	1.00%
Select Large Cap Growth Stock Fund	0.85%*
Small Cap Growth Stock Fund	1.10%
Small Cap Value Equity Fund	1.13%

*	The Adviser has contractually agreed to waive fees and reimburse expenses of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund, the Life Vision Target Date 2035 Fund and the Select Large Cap Growth Stock Fund until at least August 1, 2009 in order to keep total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated underlying fund fees and expenses ) from exceeding the expense cap. If at any point before August 1, 2011, such total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.
The following breakpoints are used in computing the advisory fee:

AVERAGE DAILY NET ASSETS	DISCOUNT FROM FULL FEE
First $500 million	None-Full Fee
Next $500 million	5%
Over $1 billion	10%
Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

International Equity Fund	%
International Equity Index Fund	%
Large Cap Core Equity Fund	%
Large Cap Growth Stock Fund	%
Large Cap Value Equity Fund	%
Small Cap Growth Stock Fund	%
Small Cap Value Equity Fund	%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.
Mr. Alan Gayle is primarily responsible for the day-to-day management of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Fund, the Life Vision 2015 Target Date Fund, the Life Vision 2025 Target Date Fund and the Life Vision 2035 Target Date Fund. Mr. Gayle has served as Managing Director of RidgeWorth since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Funds since each Fund’s respective inception. He has more than 31 years of investment experience.
INVESTMENT SUBADVISERS
The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreements will appear in the Funds’ annual report to shareholders for the period ending March 31, 2008 for each Subadviser except Zevenbergen Capital Investments. The information regarding Zevenbergen Capital Investments appears in the annual report to shareholders for the period ended March 31, 2008.
Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
[LOGO] Ceredex Value Advisors LLC (“Ceredex”)
www.ceredexvalue.com
Ceredex, 300 South Orange Avenue, Suite 1600, Orlando, Florida 32801, serves as the Subadviser to the Large Cap Value Equity Fund, the Mid-Cap Value Equity Fund and the Small Cap Value Equity Fund. Ceredex was founded in 2007 and is a wholly-owned subsidiary of the RidgeWorth. As of June 30, 2008, Ceredex had approximately $[ ] in assets under management.
Ceredex is a value equity asset management firm adept at managing “the art and the science” of identifying catalysts that may lead to appreciation in undervalued, dividend-paying stocks. Its culture of craftsmanship coupled with a strict enforcement of specific investment guidelines, have enabled it to construct value-oriented portfolios that help clients seek to achieve their goals.
Mr. Brett Barner, CFA, is primarily responsible for the day-to-day management of the Small Cap Value Equity Fund. Mr. Barner has served as Managing Director of Trusco since July 2000. He has managed the Fund since its inception. He has more than 23 years of investment experience.
Mr. Mills Riddick, CFA, is primarily responsible for the day-to-day management of the Large Cap Value Equity Fund. Mr. Riddick has served as Managing Director of Trusco since July 2000. He has managed the Fund since April 1995. He has more than 26 years of investment experience.
Mr. Don Wordell, CFA, is primarily responsible for the day-to-day management of the Mid-Cap Value Equity Fund has served as Director of Trusco since December 2005. He has managed the Fund since December 2003, after co-managing the Fund since its inception. He has more than 12 years of investment experience.
[LOGO] Certium Asset Management LLC (“Certium”)
www.certiumllc.com
Certium, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Subadviser to the International Equity Fund, the International Equity Index Fund and the Large Cap Quantitative Equity Fund. Certium was founded in 2007 and is a wholly-owned subsidiary of the RidgeWorth. As of June 30, 2008, Certium had approximately $[ ] in assets under management.
Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets. The degree of rigor, depth of analysis and level of understanding that result from Certium’s multi-factor alpha models provide its investment team with a high level of certainty in their investment process. This consistent approach has allowed Certium to manage the downside risk while growing clients’ investments over the years.
Mr. Chad Deakins, CFA, is primarily responsible for the day-to-day management of the International Equity Index Fund, the International Equity Fund and the Large Cap Quantitative Equity Fund. He has served as Managing Director of Trusco since May 2000. He has co-managed the International Equity Index Fund since March 2005, after managing the Fund since 1999. He has managed the Large Cap Quantitative Equity Fund since October 2007 and the International Equity Fund since May 2000. He has more than 14 years of investment experience.
Mr. Matthew Welden, is primarily responsible for the day-to-day management of the International Equity Index Fund. He has served as a Director of Trusco since July 2006 after having served as an Equity Trader from August 1999 to June 2006. He has co-managed the International Equity Index Fund since April 2008. He has more than 9 years of investment experience.

[LOGO] IronOak Advisors LLC (“IronOak”)
www.ironoakadvisors.com
IronOak, 919 East Main Street, 15th Floor, Richmond Virginia 23219, serves as the Subadviser to the Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund. IronOak was founded in 2007 and is a wholly-owned subsidiary of the RidgeWorth. As of June 30, 2008, IronOak had approximately $[ ] in assets under management.
IronOak specializes in core-equity strategies for institutional investors. Its portfolio managers purchase stocks considered to be “on sale” under prevailing market conditions, regardless of whether they are growth or value, and build core portfolios that are positioned to benefit from opportunities they believe are overlooked. A culture of consistency and continuity supported by a team-based approach, a time-tested philosophy and a proven process are what has allowed IronOak to deliver consistent, competitive results for clients.
Mr. Charles B. Arrington, CFA, is primarily responsible for the day-to-day management of the Mid-Cap Core Equity Fund. Mr. Arrington has served as Director of Trusco since January 2006, after serving as Vice President since 1997. He has managed the Fund since August 2008 after having co-managed the Fund since January 2007. He has more than 25 years of investment experience.
Mr. Jeffrey E. Markunas, CFA, is primarily responsible for the day-to-day management of the Large Cap Core Equity Fund. Mr. Markunas has served as Managing Director of Trusco since July 2000. He has managed the Fund since its inception. He has more than 24 years of investment experience.
[LOGO] Silvant Capital Management LLC (“Silvant”)
www.silvantcapital.com
Silvant, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Subadviser to the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund. Silvant was founded in 2007 and is a wholly-owned subsidiary of the RidgeWorth. As of June 30, 2008, Silvant had approximately $[ ] in assets under management.
Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.
Mr. Christopher Guinther is primarily responsible for the day-to-day management of the Large Cap Growth Stock Fund, the Small Cap Growth Fund and the Select Large Cap Growth Stock Fund. Mr. Guinther has served as Managing Director of Trusco since February 2007. He has co-managed the Large Cap Growth Stock Fund and the Select Large Cap Growth Stock Fund since March 2007 and the Small Cap Growth Stock Fund since February 2007. Prior to joining Trusco, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has more than 17 years of investment experience.

Mr. Joe Ransom, CFA, is primarily responsible for the day-to-day management of the Select Large Cap Growth Stock Fund. Mr. Ransom has served as Managing Director of Trusco since June 2000. He has co-managed the Fund since March 2007 after managing the Fund since January 2007. He has more than 35 years of investment experience.
Mr. Michael A. Sansoterra is primarily responsible for the day-to-day management of the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund. Mr. Sansoterra has served as Director of Trusco since March 2007. He has co-managed the Funds since March 2007. Prior to joining Trusco, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has more than 13 years of investment experience.
[LOGO] Zevenbergen Capital Investments LLC (“ZCI”)
www.zci.com
ZCI, 601 Union Street, Seattle, Washington 98101, serves as the Subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. Zevenbergen was founded in 1987 and is a minority-owned subsidiary of the Adviser. The firm’s client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, ZCI manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2008, ZCI had approximately $1.8 billion in assets under management. ZCI selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees.
ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since 1987, operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation. The firm’s continuous integrity of aggressive growth style investing, its commitment to “client-first” service and a savvy, experienced management team together for over ten years has allowed ZCI to deliver long-term performance for clients.
Ms. Nancy Zevenbergen, CFA, is primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. Ms. Zevenbergen has served as President and Chief Investment Officer of ZCI since January 1987. She has co-managed the Funds since each Fund’s respective inception. She has more than 26 years of investment experience.
Ms. Brooke de Boutray, CFA, is primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. Ms. de Boutray has served as Managing Director, Principal, Portfolio Manager and Analyst of ZCI since 1992. She has co-managed the Funds since each Fund’s respective inception. She has more than 25 years of investment experience.
Ms. Leslie Tubbs, CFA, is primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. Ms. Tubbs has served as Managing Director, Principal, Portfolio Manager and Analyst for ZCI since 1995. She has co-managed the Funds since each Fund’s respective inception. She has more than 13years of investment experience.

PURCHASING AND SELLING FUND SHARES
This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds.
HOW TO PURCHASE FUND SHARES
The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:
- assets of a bona fide trust,
- assets of a business entity possessing a tax identification number,
- assets of an employee benefit plan,
- assets held within select fee-based programs, or
- assets held within certain non-discretionary intermediary no-load platforms.
Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.
As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.
I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:
- RidgeWorth Funds,
- Subadvisers to the RidgeWorthFunds, or
- SunTrust Banks, Inc. and its subsidiaries.
Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

Shares of the SMALL CAP VALUE EQUITY FUND are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of “new investor.”
WHEN CAN YOU PURCHASE SHARES?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).
Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time.)
If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.
The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.
The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.
YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE ORDERS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR ORDER AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION’S OR INTERMEDIARY’S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.
A Fund may reject any purchase order.
HOW THE FUNDS CALCULATE NAV
NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.
Although the Funds, except the International Equity Fund and International Equity Index Fund, invest primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
IN-KIND PURCHASES
Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.
CUSTOMER IDENTIFICATION
FOREIGN INVESTORS
The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.
CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
HOW TO SELL YOUR FUND SHARES
You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.
Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.
A MEDALLION SIGNATURE GUARANTEE by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.
Other documentation may be required depending on the registration of the account.
MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).
REDEMPTIONS IN KIND
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.
TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and
- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
MARKET TIMING POLICIES AND
PROCEDURES
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.
The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
- Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.
- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
DISTRIBUTION OF FUND SHARES
From its own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the Statement of Additional Information for more information regarding these arrangements.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes its net investment income as follows:
QUARTERLY
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund

Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund
ANNUALLY
International Equity Fund
International Equity Index Fund
Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.
TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.
Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME

AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.
The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.
If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.
The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.
MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.
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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [to be updated by amendment]. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

FINANCIAL HIGHLIGHTS
PROSPECTUS 89

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INVESTMENT ADVISER:
RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
INVESTMENT SUBADVISERS:
Ceredex Value Advisors LLC
300 South Orange Avenue, Suite 1600
Orlando, Florida 32801
Certium Asset Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
IronOak Advisors LLC
919 East Main Street — 15th Floor
Richmond Virginia 23219
Silvant Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101
More information about the RidgeWorth Funds is available without charge through the following:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:
TELEPHONE: Shareholder Services
1-888-784-3863MAIL:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:
Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RIDGEWORTH FUNDS LOGO

I Shares
Prospectus
RidgeWorth Equity Funds (formerly, STI Classic Funds)
International Equity 130/30 Fund
Real Estate 130/30 Fund
U.S. Equity 130/30 Fund
Investment Adviser: RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) (the “Adviser”)

Investment Subadviser: Alpha Equity Management LLC (the “Subadviser”)
August 1, 2008
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
The RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	International Equity 130/30 Fund

5	Real Estate 130/30 Fund

8	U.S. Equity 130/30 Fund

11	More Information About Risk

14	More Information About Fund Investments

15	Information About Portfolio Holdings

15	MANAGEMENT

16	Related Performance of the Subadviser

21	Purchasing and Selling Fund Shares

24	Market Timing Policies and Procedures

25	Distribution of Fund Shares

25	Dividends and Distributions

25	Taxes
Inside Back Cover	Privacy Policy
Back Cover	How to Obtain More Information About the RidgeWorth Funds
August 1, 2008

Prospectus 1
CUSIP/ TICKER SYMBOLS

Fund Name	Class	Inception	Ticker	CUSIP

International Equity 130/30 Fund	I Shares	12/18/07	SCEIX
Real Estate 130/30 Fund	I Shares	12/18/07	SRIEX
U.S. Equity 130/30 Fund	I Shares	12/18/07	SUEIX
RISK/ RETURN INFORMATION COMMON TO THE RIDGEWORTH FUNDS (formerly STI Classic Funds)
Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

INTERNATIONAL EQUITY 130/30 FUND
Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign equity securities

Share Price Volatility	High

Principal Investment Strategy	Establish long and short positions in equity securities of non-U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
Subadviser	Alpha Equity Management LLC

Investment Strategy
Under normal circumstances, the International Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other equity securities of non-U.S. companies. The Fund may invest in companies of any size and in both developed and emerging markets. The Fund may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions or during certain periods.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. For further information about these and other risks, see “More Information About Risk.”
Performance Information
The Fund is new and therefore does not have performance history for a full calendar year.
After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.

Fund Fees and Expenses
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.25%
Other Expenses
— Dividend Expense on Short Sales[1]	0.[70]	%
— Other Operating Expenses	0.[27]	%
Total Other Expenses	0.[97]	%

Total Annual Operating Expenses[2]	[2.22]	%

[12]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.52%.

[2]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investment in other funds, such as ETFs) from exceeding 1.55%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$ [ ]	$	[ ]
Fund Expenses
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

REAL ESTATE 130/30 FUND
Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment, are willing to accept the increased risks of real estate investing for the possibility of higher returns, and want exposure to a portfolio of real estate related stocks
Subadviser	Alpha Equity Management LLC

Investment Strategy
Under normal circumstances, the Real Estate 130/30 Fund invests at least 80% of its net assets in common stocks of REITs and companies principally engaged in the real estate industry. The Subadviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction costs, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?
An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.
Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of securities. Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
For further information about these and other risks, see “More Information About Risk.”

Performance Information
The Fund is new and therefore does not have performance history for a full calendar year.
After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.
Fund Fees and Expenses
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.25%
Other Expenses
— Dividend Expense on Short Sales[1]	[0.96]	%
— Other Operating Expenses	[0.20]	%
Total Other Expenses	[1.16]	%

Total Annual Operating Expenses[2]	[2.41]	%

[1]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.45%.

[2]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investment in other funds, such as ETFs) from exceeding 1.45%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$ [ ]	$	[ ]
Fund Expenses
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

U.S. EQUITY 130/30 FUND
Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Equity securities of U.S. companies

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income
Subadviser	Alpha Equity Management LLC

Investment Strategy
Under normal circumstances, the U.S. Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. The Fund is generally managed to be 100% net long. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
What are the principal risks of investing in this Fund?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. To close the short position, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money if the market price of the stock goes down after the short sale is executed. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. Short positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in security prices. The Fund may take long and short positions in the same sector/industry.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks under certain market conditions.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Portfolio turnover measures the amount of trading the Fund does during the year. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
Performance Information
The Fund is new and therefore does not have performance history for a full calendar year.
After the Fund has been in operation for one full calendar year, such performance information will be available. The performance information and bar charts help to illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (or the life of the Fund, if shorter) compare with those of a broad measure of market performance.
Fund Fees and Expenses
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

I Shares
Investment Advisory Fees	1.10%
Other Expenses
— Dividend Expense on Short Sales[1]	[0.55]	%
— Other Operating Expenses	[0.16]	%
Total Other Expenses	[0.71]	%

Total Annual Operating Expenses[2]	[1.81]	%

[1]	This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. Short sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.

Excluding dividend expense on short sales, the Total Annual Operating Expenses for the Fund would be 1.26%.

[2]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investment in other funds, such as ETFs) from exceeding 1.30%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years
$ [ ]	$	[ ]

Fund Expenses
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

MORE INFORMATION ABOUT RISK
More Information
About Risk
Borrowing Risk
All Funds
A Fund may borrow cash and/or securities subject to certain limits. Borrowing may amplify the effect of any increase of decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Derivatives Risk
All Funds
Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indices. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Hedging involves making an investment (e.g. in a futures contract) to reduce the risk of adverse price movements in an already existing investment position.
•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.
The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.
Emerging Markets Risk
International Equity 130/30 Fund
Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
Equity Risk
All Funds
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
Exchange Traded Fund Risk
All Funds
The Funds may purchase shares of exchange-traded funds (“ETFs”) to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Foreign Security Risk
All Funds
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.
The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund’s foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
Large Company Risk
All Funds
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.
Leverage Risk
All Funds
Leverage occurs when a Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in a Fund’s net asset value even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.
Real Estate Risk
Real Estate 130/30 Fund
Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Real Estate Investment Trust (REIT) invest primarily in income-producing real estate or market loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors, however, such distributions are taxable to investors in the REIT. To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund and its shareholders, would bear their ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.
Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.
Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.
Securities Lending Risk
All Funds
A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Short Sales Risk
All Funds
A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. Short sales involve additional costs and risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not initiate a short sale unless it is able to borrow the shares and must then deliver the shares to the buyer to complete the transaction. The Fund may not be able to borrow a security that it wishes to short or the lender of the shares may, at any time, recall the loaned shares which would force the Fund to purchase the shares in the open market at the then current price. In addition, the Fund may not be able to close out a short position at a profit or an acceptable price and may have to sell long positions to cover accumulated losses in the short portfolio. Thus, the Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.
The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security from another lender for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender with securities purchases in the open market or with an amount equal to the cost of purchasing the securities.
Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
Smaller Company Risk
All Funds
Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. The securities of small and mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it more difficult for a Fund to establish or close out a position in these securities at prevailing market prices. These securities may be traded over-the-counter or listed on an exchange.

More Information About Fund Investments
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.
The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.
Information About Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.
MANAGEMENT
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees establishes policies that the Adviser and Subadviser must follow in their of all fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.
INVESTMENT ADVISER
[LOGO] RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2008, the Adviser had approximately $[73.3] billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Funds.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.

For its advisory services to the Funds, the Adviser is entitled to receive an annual advisory fee based on each Fund’s average daily net assets as follows:

Fund	Fee
International Equity 130/30 Fund	1.25%
Real Estate 130/30 Fund	1.25%
U.S. Equity 130/30 Fund	1.10%
     The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None-Full Fee
Next $500 million	5%
Over $1 billion	10%
The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep total annual operating expenses of each Fund from exceeding the expense cap. If at any point before August 1, 2011, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts with the Adviser will appear in the Funds’ annual report to shareholders for the period ended March 31, 2008.
Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
Investment Subadviser
The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis. The Subadviser selects, buys, and sells securities for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.
Information about the Subadviser and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Fund.
[LOGO] Alpha Equity Management LLC
www.alphaequitymgmt.com

Alpha Equity Management LLC, 90 State House Square, Suite 1100, Hartford, CT 06103 and 405 Park Avenue, Suite 803, New York, NY, 10022, serves as the subadviser to the Funds. The Subadviser was founded in 2007 through a transaction in which its predecessor organization, founded in 2000, transferred all its investment advisory business to the Subadviser. The Subadviser is a minority-owned subsidiary of the Adviser. The Subadviser specializes in quantitative strategies and its client base is comprised of institutional investors and high net worth individuals. As of June 30, 2008, the Subadviser had approximately $[ ] million in assets under management.
Alpha Equity, one of the pioneers in active extension (130/30) products, specializes in quantitative strategies engineered to generate alpha through all market cycles. It has developed an impressive six-year track record in international, real estate and domestic short-extension strategies. Alpha Equity believes this long-term experience will be a great benefit for investors seeking alternative investment strategies.
Portfolio Managers
The Subadviser employs a team approach in managing the Funds. Each of the individuals primarily responsible for the day-to-day management of the Funds has an asset class specialty or an investment process specialty. The following individuals are primarily responsible for the day-to-day management of the Funds.
Kevin Means, CFA, is the founder of the Subadviser and its predecessor and has been Managing Partner and Chief Investment Officer of the Subadviser and its predecessor since February 2000. As Real Estate Portfolio Manager, he has been primarily responsible for stock selection in the Real Estate 130/30 Fund since its inception. He has more than 20 years of investment experience.
Vincent Fioramonti, CFA, has been Partner and Director of Trading and Operations of the Subadviser and its predecessor since November 2002. As Senior International Portfolio Manager, he has been primarily responsible for stock selection in the International Equity 130/30 Fund since its inception. He has more than 19 years of investment experience.
Don Townswick, CFA, has been Partner and Director of Research of the Subadviser and its predecessor since August 2004. As U.S. Portfolio Manager, he has been primarily responsible for stock selection in the U.S. Equity 130/30 Fund since its inception. Prior to joining the Subadviser, Mr. Townswick served as Senior Portfolio Manager and Director of Quantitative Research with ING Aeltus Investment Management Inc. from July 1994 until June 2004. He has more than 15 years of investment experience.
Neil Kochen, CFA, has been Partner and Chief Risk Officer of the Subadviser and its predecessor since March, 2006. Mr. Kochen has monitored the risk characteristics of the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund since each Fund’s inception. As Asset Allocation Strategist, he is also responsible for top-down country, currency, sector, and industry exposures in each of the Funds. Prior to joining the Subadviser, Mr. Kochen served as Chief Investment Officer — Equities and Chief Risk Officer with ING Aeltus Investment Management Inc. from January 2000 until June 2004. He has more than 22 years of investment experience.
The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
Related Performance of the Subadviser

The following table sets forth the Subadviser’s historical performance data (as of the dates indicated) relating to the three actual, fee-paying, discretionary private limited partnerships (“hedge funds”) managed by the Subadviser, that have investment objectives, policies, strategies and risks substantially similar to those of each of the Funds. The data is provided to illustrate the past performance of the Subadviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of each of the Funds. Investors should not rely upon this information for investing purposes and should not consider this performance data as an indication of future performance of the each of the Funds or of the Subadviser. Nor is the performance representative of what the Funds may have achieved had the Subadviser managed the Funds during that period. The Subadviser’s composite performance data shown below was calculated on a time weighted basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. Brokerage commissions and other execution costs, borrowing costs, and interest expenses on margin are all included in the returns presented. Net returns also reflect the deduction of an investment advisory fee of 1%, and an incentive allocation (fee) of 20% of the profits above the benchmark index return. Returns do not reflect any provision for federal or state income taxes or custody fees. Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Returns are calculated by geometrically linking monthly returns. Each of the private partnerships utilized some degree of leverage which may have more positively benefited performance in a given year as compared to its unleveraged benchmark. Furthermore, as international investing also involves additional risks and volatility that include (but are not limited to) market inefficiencies, accounting dissimilarities, availability of company specific information, time zone differences, economic and political instability, and fluctuating interest and currency exchange rates, future international fund returns may differ to a greater degree from those shown below.
The three private partnerships presented are not subject to the same types of expenses to which each of the Funds is subject, nor to the diversification requirements, specific tax restrictions, cash flows and investment limitations imposed on each of the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results for the private partnerships could have been adversely affected if they had been regulated as investment companies under the federal securities laws. Cash flows in private limited partnerships are fairly stable and can be reasonably anticipated. The Funds’ cash flows cannot be comparatively predicted and thus may also negatively affect future returns. In addition, the performance results for the private partnerships may have been lower if the expenses to which each of the Funds is subject were applied. The investment results of the private partnerships were not calculated pursuant to the methodology established by the SEC that will be used to calculate performance results of the Fund. The use of a methodology different from that used below to calculate performance could potentially result in significantly different and/or lower performance returns.
All information set forth in the tables below relies on data supplied by the Subadviser or from statistical services, reports or other sources believed by the Subadviser to be reliable. The Adviser did not participate in and is not responsible for these calculations.
The private partnerships have been subject to an annual audit of their year-end net asset values since their inception. However, the percentage return information presented has not been audited. Please refer to the Subadviser’s Form ADV Part II for additional information regarding the Subadviser’s fee structure and other material information.
RELATED PERFORMANCE OF THE SUBADVISER

International Equity 130/30 Fund — Related Performance to be updated

Real Estate 130/30 Fund — Related Performance to be updated

U.S. Equity 130/30 Fund — Related Performance to be updated

Prospectus 21
PURCHASING AND SELLING FUND SHARES
Purchasing and Selling Fund Shares
This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds.
How to Purchase Fund Shares
The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:
•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.
Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.
As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.
I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:
•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.
Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.
When Can You Purchase Shares?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).
Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time.)
If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.
The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.
The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.
You may have to transmit your purchase and sale orders to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated fund cut-off times. For more information about how to purchase or sell Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off time, please contact your financial institution or intermediary directly.
A Fund may reject any purchase order.
How the Funds Calculate NAV
NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.
Although the Funds, except the International Equity 130/30 Fund invests primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
In-Kind Purchases
Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.
Customer Identification
Foreign Investors
The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.
Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
Anti-Money Laundering Program
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
How to Sell Your Fund Shares
You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.
Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.
A Medallion Signature Guaranteet by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.
Other documentation may be required depending on the registration of the account.
t	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion

Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
Receiving Your Money
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).
Redemptions In Kind
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.
Telephone Transactions
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time. To redeem shares by telephone:
•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
Market Timing Policies and Procedures
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV. The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
•	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
Distribution of Fund Shares
From its own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the Statement of Additional Information for more information regarding these arrangements.
Dividends and Distributions
The Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund distributes their net investment income quarterly and the International Equity 130/30 Fund distributes its net investment income annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.
Taxes
Please consult your tax advisor regarding your specific questions about federal, state and local taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change, possibly with retroactive effect. Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Because the Funds will have both long and short positions in equity securities, the Funds anticipate that a smaller portion of its income dividends will be qualified dividend income eligible for taxation a the long-term capital gains rate than if the Funds held only long positions in equity securities.
With respect to the Real Estate 130/30 Fund, dividends received by the Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income (“UBTI”) for those individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (4) cause the fund to be subject to tax if certain “disqualified organizations” are fund shareholders.
The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.
With respect to the Real Estate 130/30 Fund, the Fund may at times find it necessary to reclassify income after it issues your tax reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund and REITS in which the Fund invests from ascertaining with certainty until after the calendar year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV on or about February 28 to reflect reclassified information. If you receive a corrected Form 1099-DIV, use the information on this Form, and not the information on your original statement, in completing your tax returns.
For non-US investors in the Real Estate 130/30 Fund, such investors may also be subject to U.S. estate tax on their investment in the Fund. They also have special certification requirements that, if not met, can subject them to backup withholding on any dividends, distributions and redemption proceeds that they receive from the Fund. Each of these subjects is discussed in greater detail in the “Distributions and Taxes — Non-U.S. investors” section of the Statement of Additional Information.
The Real Estate 130/30 Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes a non-U.S. person subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Under a look-through rule, if the Fund is classified as a “qualified investment entity,” Fund distributions from short- or long-term capital gains that are attributable to gain from the sale or disposition of a U.S. real property interest and which are paid to non-U.S. investors that own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution may be subject to U.S. withholding tax at a rate of 35%. You might also, in this case, be required to file a nonresident U.S. income tax return. Even if you do not own more than 5% of a class of Fund shares, Fund distributions to you that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends (rather than as short- or long-term capital gains) subject to withholding at a 30% or lower treaty rate. The Fund will be classified as a “qualified investment entity” if, in general, more than 50% of its assets consist of interests in U.S. REITs and U.S. real property holding corporations (e.g., a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate).

For a more detailed discussion on investment in U.S. real property, including the circumstances under which a sale or redemption of Fund shares may result in FIRPTA gain to you, see the section, “Distributions and Taxes — Non-U.S. investors — Investments in U.S. real property” in the Statement of Additional Information.
If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.
The International Equity 130/30 Fund may be able to pass along a tax credit for foreign income taxes it pays. In such event, the Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.
Each sale of fund shares may be a taxable event. For tax purposes, an exchange of fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.
More information about taxes is in the statement of Additional Information.
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [ ]. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund’s financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Fund’s website at www.ridgeworthfunds.com.
[insert financial highlights here]

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Investment Adviser:

RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
Investment Subadviser:

Alpha Equity Management LLC
90 State House Square
Suite 1100
Hartford, CT 06103
More information about the RidgeWorth Funds is available without charge through the following:
Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services
1-888-784-3863
Mail:

RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Website: www.ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RIDGEWORTH FUNDS
I Shares
PROSPECTUS
RIDGEWORTH (formerly, STI Classic)
FIXED INCOME AND MONEY MARKET FUNDS
FIXED INCOME FUNDS
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund
Virginia Intermediate Municipal Bond Fund
MONEY MARKET FUNDS
Prime Quality Money Market Fund
Tax-Exempt Money Market Fund
U.S. Government Securities Money Market Fund
U.S. Treasury Money Market Fund
Virginia Tax-Free Money Market Fund
Investment Adviser: RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) (the “Adviser”)
August 1, 2008
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS
RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the Fixed Income and Money Market Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference. This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	GEORGIA TAX-EXEMPT BOND FUND

5	HIGH GRADE MUNICIPAL BOND FUND

8	HIGH INCOME FUND

11	INTERMEDIATE BOND FUND

14	INVESTMENT GRADE BOND FUND

17	INVESTMENT GRADE TAX-EXEMPT BOND FUND

20	LIMITED DURATION FUND

23	LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

26	MARYLAND MUNICIPAL BOND FUND

29	NORTH CAROLINA TAX-EXEMPT BOND FUND

32	SEIX FLOATING RATE HIGH INCOME FUND

35	SEIX HIGH YIELD FUND

38	SHORT-TERM BOND FUND

41	SHORT-TERM U.S. TREASURY SECURITIES FUND

44	STRATEGIC INCOME FUND

47	TOTAL RETURN BOND FUND

50	ULTRA-SHORT BOND FUND

53	U.S. GOVERNMENT SECURITIES FUND

56	U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

59	VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

62	PRIME QUALITY MONEY MARKET FUND

64	TAX-EXEMPT MONEY MARKET FUND

66	U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

68	U.S. TREASURY MONEY MARKET FUND

70	VIRGINIA TAX-FREE MONEY MARKET FUND

72	MORE INFORMATION ABOUT RISK

76	MORE INFORMATION ABOUT FUND INVESTMENTS

76	THIRD-PARTY RATINGS

76	INFORMATION ABOUT PORTFOLIO HOLDINGS

76	MANAGEMENT

79	PURCHASING AND SELLING FUND SHARES

83	MARKET TIMING POLICIES AND PROCEDURES

84	DISTRIBUTION OF FUND SHARES

84	DIVIDENDS AND DISTRIBUTIONS

85	TAXES

86	FINANCIAL HIGHLIGHTS
INSIDE BACK COVER	PRIVACY POLICY
BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
AUGUST 1, 2008

CUSIP/TICKER SYMBOLS

FUND NAME CUSIP	CLASS	INCEPTION*	TICKER
FIXED INCOME FUNDS
Georgia Tax-Exempt Bond Fund	I Shares	1/18/94	SGATX
High Grade Municipal Bond Fund	I Shares	1/25/94	SCFTX
High Income Fund	I Shares	10/3/01	STHTX
Intermediate Bond Fund	I Shares	10/11/04	SAMIX
Investment Grade Bond Fund	I Shares	7/16/92	STIGX
Investment Grade Tax-Exempt Bond Fund	I Shares	10/21/93	STTBX
Limited Duration Fund	I Shares	10/11/04	SAMLX
Limited-Term Federal Mortgage Securities Fund	I Shares	6/6/94	SLMTX
Maryland Municipal Bond Fund	I Shares	3/1/96	CMDTX
North Carolina Tax-Exempt Bond Fund	I Shares	3/21/05	CNCFX
Seix Floating Rate High Income Fund	I Shares	3/2/06	SAMBX
Seix High Yield Fund	I Shares	10/11/04	SAMHX
Short-Term Bond Fund	I Shares	3/15/93	SSBTX
Short-Term U.S. Treasury Securities Fund	I Shares	3/15/93	SUSTX
Strategic Income Fund	I Shares	11/30/01	STICX
Total Return Bond Fund	I Shares	10/11/04	SAMFX
Ultra-Short Bond Fund	I Shares	4/15/02	SISSX
U.S. Government Securities Fund	I Shares	8/1/94	SUGTX
U.S. Government Securities Ultra-Short Bond Fund	I Shares	4/11/02	SIGVX
Virginia Intermediate Municipal Bond Fund	I Shares	1/11/93	CRVTX

MONEY MARKET FUNDS

Prime Quality Money Market Fund	I Shares	6/8/92	SQTXX
Tax-Exempt Money Market Fund	I Shares	6/8/92	STTXX

U.S. Government Securities Money Market Fund	I Shares	6/8/92	STUXX
U.S. Treasury Money Market Fund	I Shares	2/18/87	CUSXX
Virginia Tax-Free Money Market Fund	I Shares	6/15/89	CFMXX

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

GEORGIA TAX-EXEMPT BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Current income exempt from federal and state income taxes for Georgia residents without undue risk

INVESTMENT FOCUS	Georgia municipal securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE	Georgia residents who want income exempt from federal and state income taxes

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.
In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within Georgia. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
The Fund’s concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	5.79%
1999	-2.26%
2000	9.43%
2001	4.32%
2002	9.17%
2003	3.85%
2004	2.84%
2005	2.76%
2006	4.32%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%
Other Expenses	[0.05	%]

Total Annual Operating Expenses(1)	[0.60	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$[ ]	$[ ]	$[ ]	$[ ]
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

HIGH GRADE MUNICIPAL BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL:	Yield driven by seeking current income exempt from federal income tax other than the alternative minimum tax while preserving capital

INVESTMENT FOCUS:	Insured investment grade municipal securities

SHARE PRICE VOLATILITY:	Moderate

PRINCIPAL INVESTMENT STRATEGY:	Invest in investment grade municipal securities

INVESTOR PROFILE:	Investors who want income exempt from federal income taxes

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the High Grade Municipal Bond Fund invests at least 80% of its net assets in investment grade municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody’s Investor Services, Inc. or Standard and Poor’s Rating Services or unrated securities that the Subadviser believes are of comparable quality. Up to 20% of the Fund’s assets may also be invested in certain taxable debt securities.
In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within the investment grade municipal securities market, however the Subadviser may invest greater than 25% of the Fund’s assets in Florida municipal securities. The Subadviser anticipates that the Fund’s average weighted maturity will range from 5 to 25 years.
Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities insured as to timely payment of principal and interest. Municipal bond insurance is issued by a municipal bond insurance company that insures the Fund will receive payment of principal and interest due on a bond in a timely manner. Municipal bond insurance reduces (but does not eliminate) credit risk.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The Fund’s concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	6.25%
1999	-2.31%
2000	11.64%
2001	3.68%
2002	10.57%

2003	4.11%
2004	2.17%
2005	2.45%
2006	3.64%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was -0.24%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

I SHARES	1 YEAR		5 YEARS		10 YEARS
Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%
Other Expenses(1)	[0.08	%]

Total Annual Operating Expenses(2)	[0.63	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

HIGH INCOME FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOALS

PRIMARY	High current income

SECONDARY	Total return

INVESTMENT FOCUS	High yield corporate and other debt instruments of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE	Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investor Services, Inc. or Standard & Poor’s Rating Services or in unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.
In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2002	-3.34%
2003	25.81%
2004	10.32%
2005	4.21%
2006	12.43%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR		5 YEARS		INCEPTION*
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

SINCE
I SHARES	1 YEAR		5 YEARS		INCEPTION*
Lehman Brothers U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ] %

*	Since inception of the I Shares on October 3, 2001. Benchmark returns since September 30, 2001 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.60%

Other Expenses	[0.11	%]

Total Annual Operating Expenses(1)	[0.71	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I SHARES
High Income Fund	[0.70%]

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

INTERMEDIATE BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Total return that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds

INVESTMENT FOCUS	Intermediate term investment grade debt securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Invest in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities

INVESTOR PROFILE	Investors who want to receive income from their investment, as well as an increase in the value of the investment

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage and asset backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.
The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
(LIFE PRESERVER ICON)

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Mortgage-backed and asset-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, which began operations on June 30, 1999.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.
(BAR CHART)

2000	10.19%
2001	7.03%
2002	7.18%
2003	4.03%
2004	3.69%
2005	1.38%
2006	3.83%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES*	1 YEAR		5 YEARS		INCEPTION**
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Lehman Brothers Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

*	Performance prior to October 11, 2004 is that of the predecessor fund’s Class I Shares.

**	Since inception of the predecessor fund on June 30, 1999.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.25%
Other Expenses	[0.06	%]

Total Annual Operating Expenses(1)	[ 0.31	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

INVESTMENT GRADE BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High total return through current income and capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS	Investment grade U.S. government and corporate debt securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE	Investors who want to receive income from their investment, as well as an increase in the value of the investment

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser focuses on corporate debt securities, U.S. Treasury obligations, mortgage backed securities and other asset-backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for the Fund, the Subadviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Subadviser’s selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Subadviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Subadviser allocates the Fund’s investments among various market sectors based on the Subadviser’s analysis of historical data, yield information and credit ratings.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Mortgage-backed and asset-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)

PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	9.19%
1999	-1.53%
2000	6.57%
2001	9.06%
2002	7.42%
2003	3.70%
2004	4.09%
2005	2.16%
2006	4.72%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was 0.93%.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Government/Credit Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Lehman Brothers U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.50%
Other Expenses(1)	[0.06	%]

Total Annual Operating Expenses(2)	[0.56	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

INVESTMENT GRADE TAX-EXEMPT BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS	Investment grade municipal securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE	Investors who want to receive tax free current income and an increase in the value of their investment

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.
In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average weighted maturity will range from 4 to 10 years. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	7.06%
1999	-0.26%
2000	10.87%
2001	5.51%
2002	10.38%
2003	4.41%
2004	3.49%
2005	2.22%
2006	3.80%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 5-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Lehman Brothers 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.50%
Other Expenses(1)	[0.06	%]

Total Annual Operating Expenses(2)	[0.56	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIMITED DURATION FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Current income, while preserving liquidity and principal

INVESTMENT FOCUS	Short-term U.S. dollar-denominated, investment grade fixed income securities

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal

INVESTOR PROFILE	Investors who want to receive income from their investment

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality.
The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Mortgage-backed and asset-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2003	0.97%
2004	1.20%
2005	3.20%
2006	4.90%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES*	1 YEAR		5 YEAR		INCEPTION**
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

*	Performance prior to October 11, 2004 is that of the predecessor fund’s Class I Shares.

**	Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.10%
Other Expenses(1)	[0.08	%]

Total Annual Operating Expenses(2)	[0.18	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income, while preserving capital

INVESTMENT FOCUS	Mortgage backed securities

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify securities that are less prone to prepayment risk

INVESTOR PROFILE	Conservative investors who want to receive income from their investment

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.
In selecting investments for the Fund, the Subadviser tries to identify securities that the Subadviser expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Mortgage backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	6.90%
1999	1.25%
2000	8.59%
2001	7.41%
2002	7.50%
2003	1.42%
2004	2.36%
2005	1.55%
2006	4.06%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman MBS Index and the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes	[ ]%	[ ]%	[ ]%

Fund Returns After Taxes on Distributions	[ ]%	[ ]%	[ ]%

Fund Returns After Taxes on Distributions and Sale of Fund Shares

Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Lehman MBS Index Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

*	Effective March 31, 2008, the Fund transitioned its benchmark from the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index to the Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index in order to better reflect the Fund’s receipt of dividends from the securities it holds.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman MBS Index is [TO BE COMPLETED]. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.50%
Other Expenses(1)	[0.09	%]

Total Annual Operating Expenses(2)	[0.59	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

MARYLAND MUNICIPAL BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income exempt from regular federal income tax and Maryland income tax, consistent with preservation of capital

INVESTMENT FOCUS	Maryland municipal securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Invests primarily in investment grade municipal securities

INVESTOR PROFILE	Maryland residents who want income exempt from federal and state income taxes

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax and Maryland income tax. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions.
In selecting investments for the Fund, the Subadviser tries to limit risk by buying primarily investment grade securities. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. The Fund’s concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	5.87%
1999	-3.33%
2000	11.31%
2001	4.54%
2002	8.91%
2003	4.22%
2004	3.33%
2005	2.62%

2006	4.32%
2007	[ ]	%

BEST QUARTER	WORST QUARTER
[ ]%	[ ]	%
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR	5 YEARS	10 YEARS
Fund Returns Before Taxes	[ ]%	[ ]%	[ ]%

Fund Returns After Taxes on Distributions	[ ]%	[ ]%	[ ]%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%

Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(LINE GRAPH ICON)
WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%

Other Expenses(1)	[0.09	%]

Total Annual Operating Expenses(2)	[0.64	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

NORTH CAROLINA TAX-EXEMPT BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Current income exempt from federal and state income taxes for North Carolina residents without undue risk

INVESTMENT FOCUS	North Carolina municipal securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE	North Carolina residents who want income exempt from federal and state income taxes

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.
In selecting investments for the Fund, the Subadviser tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within North Carolina. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund’s concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor.
This bar chart shows the performance of the Fund’s I Shares for the last year.*
(BAR CHART)

2005	2.29%
2006	4.66%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS

I SHARES*	1 YEAR	SINCE INCEPTION**
Fund Returns Before Taxes	[ ]%	[ ]%

Fund Returns After Taxes on Distributions	[ ]%	[ ]%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

Lehman Brothers 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

*	Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

**	Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%
Other Expenses(1)	[0.07	%]

Total Annual Operating Expenses(2)	[0.62	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Distribution of Fund Shares.”

SEIX FLOATING RATE HIGH INCOME FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	To provide a high level of current income by investing primarily in first and second lien senior floating rate loans and other floating rate debt securities.

INVESTMENT FOCUS	Senior floating rate loans and other floating rate debt securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

INVESTOR PROFILE	Investors who seek: Current income and a hedge against rising interest rates; Diversification by adding assets that have traditionally exhibited low correlation to other asset classes; Relatively high risk adjusted returns compared to other short term investment vehicles.

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.
These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR (“London Interbank Offered Rate”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.
The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Rating Services or “Ba” and “B” by Moody’s Investor Services, Inc. or unrated securities that the Subadviser believes are of comparable quality.
The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.
Preservation of capital is considered when consistent with the Fund’s objective.
Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.
Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
PERFORMANCE INFORMATION
The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. This bar chart shows the performance of the Fund’s I Shares for the last year.*
(BAR CHART)

2006	4.66%
2007	[ ]	%

BEST QUARTER	WORST QUARTER
[ ]%	[ ]	%
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 10-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURNS

I SHARES	1 YEAR	SINCE INCEPTION
Fund Returns Before Taxes	[ ]%	[ ]%
Fund Returns After Taxes on Distributions	[ ]%	[ ]%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

CSFB Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The CSFB Leveraged Loan Index [insert description here].
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.45%
Other Expenses(1)	[0.10	%]

Total Annual Fund Operating Expenses(2)	[0.55	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.55%. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

SEIX HIGH YIELD FUND

(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL
PRIMARY	High income
SECONDARY	Capital appreciation

INVESTMENT FOCUS	High yield corporate and other debt instruments of U.S. and non U.S. entities

SHARE PRICE VOLATILITY	High

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify lower rated, higher yielding bonds offering above average total return

INVESTOR PROFILE	Investors who seek above average total return

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investor Services, Inc. or Standard & Poor’s Rating Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.
In selecting securities for the Fund, the Subadviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk. Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund’s predecessor, which began operations on December 29, 2000.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2001	11.33%
2002	6.34%
2003	15.56%
2004	8.34%
2005	2.62%
2006	7.00%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index and the Merrill Lynch High Yield Master Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES*	1 YEAR		5 YEARS		INCEPTION**
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)***	[ ]	%	[ ]	%	[ ]	%

Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

*	Performance prior to October 11, 2004 is that of the predecessor fund’s Class I Shares.

**	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

***	Effective August 1, 2007, the Fund transitioned its benchmark from the Merrill Lynch High Yield Master Index to the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index to better reflect the Fund’s investment strategy.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch High Yield Master Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.43%
Other Expenses(1)	[0.06	%]

Total Annual Operating Expenses(2)	[0.49	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

SHORT-TERM BOND FUND

(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income, while preserving capital

INVESTMENT FOCUS	Short-term investment grade fixed income securities.

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk

INVESTOR PROFILE	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities.
In selecting investments for the Fund, the Subadviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	6.84%
1999	0.92%
2000	7.64%
2001	7.54%
2002	2.59%
2003	2.53%

2004	0.98%
2005	1.67%
2006	5.26%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Citigroup 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.40%
Other Expenses	[ 0.06	%]

Total Annual Operating Expenses(1)	[0.46	%]

(1) The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

SHORT TERM U.S. TREASURY SECURITIES FUND

(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income, while preserving capital

INVESTMENT FOCUS	Short term U.S. Treasury securities

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE	Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Short Term U.S. Treasury Securities Fund invests exclusively in short term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.
The Fund offers investors the opportunity to capture the advantage of investing in short term bonds over money market instruments. Generally, short term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.
The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day to day investment decisions for the Fund with a view toward maximizing total return. The Subadviser tries to select those U.S. Treasury securities that offer the best risk/reward trade off.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.
Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.
U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	6.24%
1999	2.71%
2000	6.65%
2001	6.55%
2002	4.61%
2003	1.37%
2004	0.18%

2005	1.38%
2006	3.43%
2007	[ ]	%

BEST QUARTER	WORST QUARTER
[ ]%	[ ]	%

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 1-3 Year Treasury Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Citigroup 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.40%
Other Expenses(1)	[0.12	%]

Total Annual Operating Expenses(2)	[0.52	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I SHARES
Short-Term U.S. Treasury Securities Fund	[0.50%]
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

STRATEGIC INCOME FUND

(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOALS
PRIMARY	Current income
SECONDARY	Preservation of capital

INVESTMENT FOCUS	High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market

INVESTOR PROFILE	Investors who seek high current income with reduced risk of share price volatility

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The minimum average credit quality of the fixed income securities in which the Fund invests will be BBB as rated by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.
In selecting corporate debt securities for the Fund, the Subadviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligation. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Asset-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of asset-backed securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”

(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2002	3.58%
2003	11.50%
2004	10.67%
2005	-1.53%
2006	5.98%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		SINCE INCEPTION*
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
	[ ]	%	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Hybrid 34/33/33 Blend of the Following Market Benchmarks	[ ]	%	[ ]	%	[ ]	%
Merrill Lynch AAA U.S. Treasury/Agency Master Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Merrill Lynch Global Government Bond II ex U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

*	Since inception of the I Shares on November 30, 2001.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.60%
Other Expenses (1)	[0.15	%]

Total Annual Operating Expenses (2)	[0.75	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

TOTAL RETURN BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	Total return that consistently exceeds the total return of the broad U.S. investment grade bond market

INVESTMENT FOCUS	Investment grade debt securities

SHARE PRICE VOLATILITY	Moderate

PRINCIPAL INVESTMENT STRATEGY	Invest in fixed income securities with an emphasis on corporate and mortgage-backed securities

INVESTOR PROFILE	Investors who want to receive income from their investment, as well as an increase in the value of the investment

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Total Return Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.
The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund’s comparative benchmark. In selecting investments for the Fund, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
(LIFE PRESERVER ICON)

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Mortgage-backed and asset-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.
The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund’s predecessor, which began operations on December 30, 1997.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	7.81%
1999	-0.53%
2000	10.40%
2001	6.83%
2002	7.58%
2003	4.82%
2004	4.59%
2005	2.13%
2006	3.87%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers U.S. Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES*	1 YEAR		5 YEARS		INCEPTION**
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

*	Performance prior to October 11, 2004 is that of the predecessor fund’s Class I Shares.

**	Since inception of the predecessor fund on December 30, 1997.
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.25%
Other Expenses	[0.05	%]

Total Annual Operating Expenses(1)	[0.30	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

ULTRA-SHORT BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS	Short duration investment grade money market and fixed income securities

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE	Conservative investors seeking to maximize income consistent with limited share price volatility

SUBADVISER:	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.
In selecting investments for the Fund, the Subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The price per share (net asset value or “NAV”) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

(BAR CHART)

2003	1.16%
2004	1.22%
2005	3.00%
2006	4.77%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 6-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SINCE
I SHARES	1 YEAR		INCEPTION*
Fund Returns Before Taxes	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%
Citigroup 6-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	[ ]	%	[ ]	%

*	Since inception of the I Shares on April 15, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6-month U.S. Treasury Bills.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I SHARES	I SHARES
Investment Advisory Fees	0.22%

Other Expenses(1)	[0.10	%]

Total Annual Operating Expenses(2)	[0.32	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I SHARES
Ultra-Short Bond Fund	[0.30%]

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

U.S. GOVERNMENT SECURITIES FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income, while preserving capital

INVESTMENT FOCUS	Mortgage backed securities and U.S. Treasury obligations

SHARE PRICE VOLATILITY	Low to moderate

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk

INVESTOR PROFILE	Conservative investors who want to receive income from their investment

SUBADVISER:	Seix Investment Advisors LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.
U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	8.16%
1999	-0.97%
2000	10.98%
2001	6.92%
2002	9.68%
2003	1.30%
2004	3.42%
2005	2.02%
2006	3.74%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was %.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average total returns for the periods ended December 31, 2007, to those of the Lehman Government Index and the Merrill Lynch Government/Mortgage Custom Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Lehman Government Index (reflects no deduction for fees, expenses or taxes)		%		%		%
Merrill Lynch Government/ Mortgage Custom Index (reflects no deduction for fees, expenses or taxes)*	[ ]	%	[ ]	%	[ ]	%

*	Effective March 1, 2008 the Fund transitioned its benchmark from the Merrill Lynch Government/Mortgage Custom Index to the Lehman Government Index to better reflect the Fund’s investment strategy.
(LINE GRAPH ICON)
WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The [Lehman Government Index] is [TO BE COMPLETED]The Merrill Lynch Government/ Mortgage Custom Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. (COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.50%
Other Expenses	[0.05	%]

Total Annual Operating Expenses (1)	[0.55	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS	Short duration U.S. government securities

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE	Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. In selecting investments for the Fund, the Subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
The price per share (net asset value or “NAV”) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal

Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.
Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

2003	0.72%
2004	1.81%
2005	2.45%
2006	4.88%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Citigroup 6 Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		SINCE INCEPTION*
Fund Returns Before Taxes	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%
Citigroup 6 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	[ ]	%	[ ]	%

*	Since inception of the I Shares on April 11, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).
(LINE GRAPH ICON)
WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.20%

Other Expenses (1)	[0.17	%]

Total Annual Operating Expenses (2)	[ 0.37	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.

I SHARES
U.S. Government Securities Ultra-Short Bond Fund	[0.28%]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income exempt from regular federal income tax and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS	Virginia municipal securities

SHARE PRICE VOLATILITY	Low

PRINCIPAL INVESTMENT STRATEGY	Attempts to limit risk by investing in investment grade municipal securities with an intermediate average maturity

INVESTOR PROFILE	Virginia residents who want income exempt from federal and state income taxes

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax and Virginia income tax. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.
In selecting investments for the Fund, the Subadviser tries to limit risk by buying investment grade securities. The Subadviser also considers stability and growth of principal. The Subadviser expects that the Fund’s average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.
Because economic, industry and sector conditions tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund’s concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	5.21%
1999	-2.34%
2000	9.39%
2001	4.44%
2002	7.88%
2003	3.82%
2004	2.66%
2005	2.32%

2006	4.09%
2007	[ ]	%

BEST QUARTER	WORST QUARTER
[ ]%	[ ]	%
(9/30/02)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the Lehman Brothers 5-Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Fund Returns Before Taxes	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Fund Returns After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Lehman Brothers 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
(LINE GRAPH ICON)

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%

Other Expenses	[0.05	%]

Total Annual Operating Expenses(1)	0.[60	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

PRIME QUALITY MONEY MARKET FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	As high a level of current income as is consistent with preservation of capital and liquidity

INVESTMENT FOCUS	Money market instruments

PRINCIPAL INVESTMENT STRATEGY	Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk. The Subadviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The

Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	5.10%
1999	4.74%
2000	6.04%
2001	3.72%
2002	1.44%
2003	0.67%
2004	0.85%
2005	2.74%
2006	4.60%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was .
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Prime Quality Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. First Tier Retail Average	[ ]	%	[ ]	%	[ ]	%
To obtain information about the Fund’s current yield, call 1-888-784-3863
(LINE GRAPH ICON)
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.48%

Other Expenses	[0.05	%]

Total Annual Operating Expenses(1)	[0.53	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

TAX-EXEMPT MONEY MARKET FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current interest income exempt from federal income taxes, while preserving capital and liquidity

INVESTMENT FOCUS	Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE	Conservative investors who want to receive current tax-exempt income from their investment

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Tax-Exempt Money Market Fund invests at least 80% of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for the Fund, the Subadviser analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	3.02%
1999	2.80%
2000	3.69%
2001	2.26%
2002	0.92%
2003	0.55%
2004	0.77%
2005	1.95%
2006	3.02%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
[ ]	( )%

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES	1 YEAR		5 YEARS		10 YEARS
Tax-Exempt Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. Tax-Free Retail Average	[ ]	%	[ ]	%	[ ]	%
To obtain information about the Fund’s current yield, call 1-888-784-3863
(LINE GRAPH ICON)
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.44%
Other Expenses(1)	[0.05	%]

Total Annual Operating Expenses(2)	[0.49	%]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT FOCUS	U.S. Treasury and government agency securities, and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment.

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
Although the Fund’s U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	4.88%
1999	4.41%
2000	5.71%
2001	3.67%
2002	1.35%
2003	0.55%
2004	0.77%
2005	2.57%
2006	4.38%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES	1 YEAR		5 YEARS		10 YEARS
U.S. Government Securities Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. Government & Agencies Retail Average	[ ]	%	[ ]	%	[ ]	%
To obtain information about the Fund’s yield, call 1-888-784-3863
(LINE GRAPH ICON)
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%

Other Expenses	[0.04	%]

Total Annual Operating Expenses(1)	[0.59	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

U.S. TREASURY MONEY MARKET FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	As high a level of current income as is consistent with preservation of capital and liquidity

INVESTMENT FOCUS	Money market instruments issued and guaranteed by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard and Poor’s Corporation).
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
Although the Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)

PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	4.82%
1999	4.38%
2000	5.63%
2001	3.32%
2002	1.17%
2003	0.50%
2004	0.69%
2005	2.48%
2006	4.38%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was2.30%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES	1 YEAR		5 YEARS		10 YEARS
U.S. Treasury Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. Treasury & Repo Retail Average	[ ]	%	[ ]	%	[ ]	%
To obtain information about the Fund’s current yield, call 1-888-STI-FUND.
(LINE GRAPH ICON)
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely- recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.
(COIN ICON)
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	I SHARES
Investment Advisory Fees	0.55%

Other Expenses	[0.04	%]

Total Annual Operating Expenses(1)	[0.59	%]

(1)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

VIRGINIA TAX-FREE MONEY MARKET FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity

INVESTMENT FOCUS	Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE	Virginia residents who want to receive current income exempt from federal and state income taxes

SUBADVISER	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Virginia Tax-Free Money Market Fund invests at least 80% of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in money market instruments subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for the Fund, the Subadviser analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
The Fund’s concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*
(BAR CHART)

1998	2.93%
1999	2.81%
2000	3.71%
2001	2.31%
2002	0.97%
2003	0.62%
2004	0.81%
2005	2.02%
2006	3.01%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
( )	( )

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES	1 YEAR	5 YEARS	10 YEARS

Virginia Tax-Free Money Market Fund	[ ]%	[ ]%	[ ]%

iMoneyNet, Inc. Tax-Free Retail Average	[ ]%	[ ]%	[ ]%
To obtain information about the Fund’s current yield, call 1-888-784-3863.
(LINE GRAPH ICON)
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.
(COIN ICON)
FUND FEES AND EXPENSES

This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

A SHARES
Investment Advisory Fees	0.40%

Other Expenses	[0.05	%]

Acquired (Underlying) Fund Fees and Expenses(1)	[0.01	%]

Total Annual Operating Expenses(2)	[0.46	%]

(1)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These Underlying Fund Fees and Expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses) of each Fund.

(2)	The Adviser, the Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses (excluding Underlying Fund Fees and Expenses). These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”
(LIFE PRESERVER ICON)
MORE INFORMATION
ABOUT RISK
BELOW INVESTMENT GRADE RISK
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
High yield securities, which are also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.
DERIVATIVES RISK
All Fixed Income Funds
Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, inverse floaters and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
-  A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.
- Trading restrictions or limitations may be imposed by an exchange.
- Government regulations may restrict trading in derivatives.
- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.
Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.
The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
Credit default swaps can increase a Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.
To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.
EMERGING MARKETS RISK
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
EXCHANGE TRADED FUND RISK

All Fixed Income Funds
The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
FIXED INCOME RISK
All Funds
The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.
Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.
Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.
An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.
FLOATING RATE LOAN RISK
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund

As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Subadviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.
A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.
Certain portfolio managers and other personnel of the Subadviser may also manage similar investment portfolios of floating rate loans for another non-investment Subadviser contracted affiliated business, Seix Structured Products, LLC (“SSP”). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser and Subadviser, but not a client of the Adviser or Subadviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation (“CLO”) transactions where the Adviser, Subadviser and their affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser, Subadviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.
As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund. The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Prime Quality Money Market Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.
The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund’s foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund
Total Return Bond Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund
Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. These securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of these securities. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including these securities, and therefore, to assess the volatility risk of a Fund.
MUNICIPAL ISSUER RISK
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Tax-Exempt Money Market Fund
Virginia Intermediate Municipal Bond Fund
Virginia Tax-Free Money Market Fund
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund’s municipal securities.
In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.
REGIONAL RISK
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund
Virginia Tax-Free Money Market Fund
To the extent that a Fund’s investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.
SECURITIES LENDING RISK
All Funds
The Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.
(MOUNTAIN ICON)
MORE INFORMATION ABOUT FUND INVESTMENTS
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.
The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fixed Income Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, each Fixed Income Fund may shorten its average weighted maturity to as little as 90 days. A Fixed Income Fund will do so only if the Subadviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

(RIBBON ICON)
THIRD-PARTY RATINGS

FUND	S&P(1)	MOODY’S(2)	NAIC(3)
Ultra-Short Bond Fund

U. S. Government	AAAm	Aaa	Approved
Securities Money
Market Fund			Exempt(4)

U. S. Government	AAAf/S1+	Aaa/MR1	Bond Mutual Fund
Securities Ultra-Short
Bond Fund

U.S. Treasury	AAAm	Aaa	Approved
Securities Money
Market Fund			Exempt(4)

(1)	Standard & Poor’s Rating Services

(2)	Moody’s Investor Services, Inc.

(3)	National Association of Insurance Commissioners

(4)	U.S. Direct Obligations/Full Faith and Credit Exempt
INFORMATION ABOUT PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.
MANAGEMENT
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees establishes policies that the Adviser and Subadvisers must follow in their of all fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.
INVESTMENT ADVISER

[LOGO] RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2008, the Adviser had approximately $[ ] billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Seix Investment Advisors LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.
For the fiscal year ended March 31, 2008, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Georgia Tax-Exempt Bond Fund	0.55%
High Grade Municipal Bond Fund	0.55%
High Income Fund	0.60%
Intermediate Bond Fund	0.25%
Investment Grade Bond Fund	0.50%
Investment Grade Tax-Exempt Bond Fund	0.50%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
Maryland Municipal Bond Fund	0.55%
North Carolina Tax-Exempt Bond Fund	0.55%
Prime Quality Money Market Fund	0.49%
Seix Floating Rate High Income Fund	0.45%*
Seix High Yield Fund	0.43%
Short-Term Bond Fund	0.40%
Short-Term U.S. Treasury Securities Fund	0.40%
Strategic Income Fund	0.58%
Tax-Exempt Money Market Fund	0.44%
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.22%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Money Market Fund	0.55%
U.S. Government Securities Ultra-Short Bond Fund	0.17%
U.S. Treasury Money Market Fund	0.54%
Virginia Intermediate Municipal Bond Fund	0.55%
Virginia Tax-Free Money Market Fund	0.40%

*	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses of the Seix Floating Rate High Income Fund until at least August 1, 2009 in order to keep total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated underlying fund fees and expenses) from exceeding the expense cap. If at any point before August 1, 2011, such total annual operating expenses are less than the expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements.
The following breakpoints are used in computing the advisory fee:
FIXED INCOME FUNDS

Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%
MONEY MARKET FUNDS

Average Daily Net Assets	Discount From Full Fee
First $1 billion	None — Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%
Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Prime Quality Money Market Fund	[0.55	%]
Seix High Yield Fund	[0.45	%]
Tax-Exempt Money Market Fund	[0.45	%]

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.

INVESTMENT SUBADVISERS
The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreements will appear in the Funds’ annual report to shareholders for the period ending March 31, 2008.
Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
[LOGO] Seix Investment Advisors LLC (“Seix”)
www.seixadvisors.com
Seix, 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458, serves as the Subadviser to the High Income Fund, the Intermediate Bond Fund, the Investment Grade Bond Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, the Seix Floating Rate High Income Fund, the Seix High Yield Fund, the Strategic Income Fund, the Total Return Bond Fund and the U.S. Government Securities Fund. Seix was founded in 2007 and is a wholly-owned subsidiary of RidgeWorth. As of June 30, 2008, Seix had approximately $[ ] in assets under management.
Seix is a fundamental, credit driven fixed-income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 15 years. The firm’s success can be attributed to a deep and talented group of veteran investment professionals, a clearly defined investment approach and a performance oriented culture that is focused on delivering superior, risk-adjusted investment performance for its clients.
Mr. George Goudelias is primarily responsible for the day-to-day management of the Seix Floating Rate High Income Fund. Mr. Goudelias has served as Managing Director of Trusco since May 2004. He has co-managed the Fund since its inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 22 years of investment experience.
Mr. Michael Kirkpatrick is primarily responsible for the day-to-day management of the Seix High Yield Fund. Mr. Kirkpatrick has served as Senior High Yield Analyst of Trusco since May 2004. He has co-managed the Fund since February 2007. Prior to joining Trusco he served as a Senior High Yield Analyst at Seix Investment Advisors, Inc. from June 2002 to May 2004. He has 17years of investment experience.
Mr. Michael McEachern, CFA, is primarily responsible for the day-to-day management of the High Income Fund, the Strategic Income Fund, the Seix Floating Rate High Income Fund and the Seix High Yield Fund. Mr. McEachern has served as Managing Director of Trusco since May 2004. He has co-managed the High Income Fund and the Strategic Income Fund since July 2004. He has co-managed the Seix Floating Rate High Income Fund and the Seix High Yield Fund since each Fund’s respective inception after serving as the portfolio manager of the Seix High

Yield Fund’s predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 23 years of investment experience.
Mr. Brian Nold is primarily responsible for the day-to-day management of the High Income Fund and the Strategic Income Fund. Mr. Nold has served as Senior High Yield Analyst of Trusco since May 2004. He has co-managed the High Income Fund since August 2006, the Strategic Income Fund since February 2007 and the Seix High Yield Fund since August 2007. Prior to joining Trusco, Mr. Nold served as Senior High Yield Analyst at Seix Investment Advisors, Inc. from March 2003 to May 2004. He has more than 8 years of investment experience.
The Intermediate Bond Fund, the Investment Grade Bond Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, the Total Return Bond Fund and the U. S. Government Securities Fund are each managed by a portfolio management team comprised of Mr. Michael Rieger, Mr. Perry Troisi and Mr. Adrien Webb, CFA. Each member of the team is primarily responsible for the day-to-day management of the Funds and has authority over all aspects of the Funds’ investment portfolio, including selecting securities to purchase, sell or hold, developing the Funds’ investment strategies, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows.
[Mr. Rieger is primarily responsible for the day-to-day management of the U. S. Government Securities Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund and the Total Return Bond Fund.] Mr. Rieger has served as Director of Securitized Assets since joining Trusco in May 2007. He has co-managed the Funds since August 2007. Prior to joining Trusco, he was a portfolio manager at AIG Global Investments from February 2002 to April 2007. He has more than 22 years of investment experience.
[Mr. Troisi is primarily responsible for the day-to-day management of the U. S. Government Securities Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, the Investment Grade Bond Fund, the Intermediate Bond Fund and the Total Return Bond Fund]. Mr. Troisi has served as Managing Director of Trusco since May 2004. He has co-managed the U. S. Government Securities Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund since August 2007 after managing each Fund since February 2007. He has co-managed the Investment Grade Bond Fund since July 2004 and the Intermediate Bond Fund and the Total Return Bond Fund since each Fund’s respective inception, after serving as Portfolio Manager for each Fund’s predecessor fund. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 22 years of investment experience.
[Mr. Webb is primarily responsible for the day-to-day management of the Strategic Income Fund, the Intermediate Bond Fund, the Investment Grade Bond Fund and the Total Return Bond Fund]. Mr. Webb has served as Managing Director of Trusco since May 2004. He has co-managed the Strategic Income Fund since October 2004 and the Intermediate Bond Fund, the Investment Grade Bond Fund and the Total Return Bond Fund since February 2007. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 13 years of investment experience.
[LOGO] StableRiver Capital Management LLC (“StableRiver”)
www.stableriver.com

StableRiver, 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, serves as the Subadviser to the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Ultra-Short Bond Fund, the Ultra-Short Bond Fund, the Virginia Intermediate Municipal Bond Fund, the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Securities Money Market Fund and the Virginia Tax-Free Money Market Fund. StableRiver was founded in 2007 and is a wholly-owned subsidiary of RidgeWorth. As of June 30, 2008, StableRiver had approximately $[ ] in assets under management.
Mr. George E. Calvert, Jr. is primarily responsible for the day-to-day management of the Maryland Municipal Bond Fund. Mr. Calvert has served as Vice President of Trusco since August 2000. He has managed the Funds since August 2000. Mr. Calvert has more than 30 years of investment experience.
Mr. Ronald Schwartz, CFA, is primarily responsible for the day-to-day management of the High Grade Municipal Bond Fund and the Investment Grade Tax-Exempt Bond Fund. Mr. Schwartz has served as Managing Director of Trusco since July 2000. He has managed the Funds since each Fund’s respective inception. He has more than 27years of investment experience.
Mr. Chris Carter, CFA, is primarily responsible for the day-to-day management of the Georgia Tax-Exempt Bond Fund and the North Carolina Tax-Exempt Bond Fund. Mr. Carter has served as Vice President of Trusco since July 2003. He has managed the Georgia Tax-Exempt Bond Fund since August 2003 and the North Carolina Tax-Exempt Bond Fund since March 2005. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Assistant Portfolio Manager of Evergreen Investment Management Company from January 2002 to July 2003. He has more than 17 years of investment experience.
The Ultra-Short Bond Fund, the Short-Term Bond Fund, Short-Term U.S. Treasury Fund and the U.S. Government Securities Ultra-Short Bond Fund are each managed by a portfolio management team comprised of Mr. Robert W. Corner, Mr. H. Rick Nelson and Mr. Chad Stephens. Each member of the team is primarily responsible for the day-to-day management of the Funds and has authority over all aspects of the Funds’ investment portfolio, including selecting securities to purchase, sell or hold, developing the Funds’ investment strategies, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows.
Mr. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund since July 2004 and the Short Term Bond Fund since January 2003 after managing each respective Fund since its inception and has co-managed the Short-Term U.S. Treasury Fund since March 2008. He has more than 21 years of investment experience.
Mr. Nelson has served as Managing Director of Trusco since March 2002. He has co-managed Short-Term U.S. Treasury Securities Fund since January 2005, the Short-Term Bond Fund since January 2003, the Ultra-Short Bond Fund since July 2004 and the U.S. Government Securities Ultra-Short Bond Fund since July 2004. He has more than 26 years of investment experience.
Mr. Stephens has served as Vice President of Trusco since December 2000. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Fund since August 2006 and the Short-Term Bond Fund since

March 2008. He has more than 16 years of investment experience.
The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
(HAND SHAKE ICON)
PURCHASING AND SELLING FUND SHARES
This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds.
HOW TO PURCHASE FUND SHARES
The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:
- assets of a bona fide trust,
- assets of a business entity possessing a tax identification number,
- assets of an employee benefit plan,
- assets held within select fee-based programs, or
- assets held within certain non-discretionary intermediary no-load platforms.
Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.
As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.
I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:
- RidgeWorth Funds,
- Subadvisers to the RidgeWorth Funds, or

- SunTrust Banks, Inc. and its subsidiaries.
Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.
WHEN CAN YOU PURCHASE SHARES?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). In the case of the Money Market Funds, the Federal Reserve Bank of New York (the “Fed”) must also be open for settlement. The STI Classic Funds reserves the right to open one or more Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open even if the NYSE is closed.
Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
If a Fixed Income Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV. For you to be eligible to receive dividends declared on the day you submit your purchase order, a Money Market Fund or its authorized agent must receive your purchase order in proper form before the time shown in the table below and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Money Market Fund receives federal funds before calculating its NAV the following day.

FUND	TIME (EASTERN TIME)
Tax-Exempt Money Market Fund	10:30 a.m.
Virginia Tax-Free Money Market Fund	10:30 a.m.
Prime Quality Money Market Fund	3:00 p.m.
U.S. Government Securities Money Market Fund	3:00 p.m.
U.S. Treasury Money Market Fund	3:00 p.m.
The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.
The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.
YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE ORDERS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR ORDER AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-

OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION’S OR INTERMEDIARY’S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.
A Fund may reject any purchase order.
HOW THE FUNDS CALCULATE NAV
NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
IN-KIND PURCHASES
Payment for shares of a Fund may, in the discretion of the Subadviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863
CUSTOMER IDENTIFICATION
FOREIGN INVESTORS
The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.
CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional information. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
HOW TO SELL YOUR FUND SHARES
You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.
Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.
Redemption orders must be received by the Money Market Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.
A MEDALLION SIGNATURE GUARANTEE[DIAMOND SYMBOL] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.
Other documentation may be required depending on the registration of the account.
[DIAMOND SYMBOL] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
RECEIVING YOUR MONEY
Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).
REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.
TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
To redeem shares by telephone:
- redemption checks must be made payable to the registered shareholder; and
- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
MARKET TIMING POLICIES AND PROCEDURES
FOR ALL FUNDS EXCEPT THE MONEY MARKET FUNDS
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.
The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
- Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.
- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying shareholders to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
FOR THE MONEY MARKET FUNDS
The Money Market Funds seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Money Market Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Money Market Funds’ investments, and money market instruments in general, and the Money Market Funds’ intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Money Market Funds. As a result, the Board has not adopted a Money Market Fund policy or procedures with respect to frequent purchases and redemptions.
DISTRIBUTION OF FUND SHARES
From its own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the Statement of Additional Information for more information regarding these arrangements.
DIVIDENDS AND DISTRIBUTIONS
Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.
TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as ordinary income and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.
Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.
Shareholders of the Money Market Funds should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.
The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state’s income tax, such distributions may be taxable in other states where the shareholder files tax returns.
If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.
Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.
The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, the Prime Quality Money Market Fund, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund expect that some portion of each Fund’s distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s (and its predecessor’s) financial performance for the past 5 years or, if shorter, the period of the Fund’s (and its predecessor’s) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [ ], except the information for the period ended May 31, 2004 for the North Carolina Tax-Exempt Bond Fund, the information for each of the two years (or periods) ended October 31, 2003 for the Intermediate Bond Fund, Limited Duration Fund, Seix High Yield Fund and Total Return Bond Fund, which has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of the Independent Registered Public Accounting Firm for each period shown along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for each such period. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworthfunds.com.

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INVESTMENT ADVISER:
RidgeWorth Capital Management
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
INVESTMENT SUBADVISER:
Seix Investment Advisors LLC
10 Mountainview Road,
Suite C-200
Upper Saddle River, NJ 07458
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
More information about the RidgeWorth Funds is available without charge through the following:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:
TELEPHONE: 1-888-784-3863
MAIL:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
WEBSITE: www.ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RIDGEWORTH FUNDS
Institutional Shares
PROSPECTUS
RIDGEWORTH MONEY MARKET FUNDS (formerly STI Classic Funds)
Institutional Cash Management Money Market Fund (formerly Classic Institutional Cash Management Money Market Fund)
Institutional Municipal Cash Reserve Money Market Fund (formerly Classic Institutional Municipal Cash Reserve Money Market Fund)
Institutional U.S. Government Securities Money Market Fund (formerly Classic Institutional U.S. Government Securities Money Market Fund)
Institutional U.S. Treasury Securities Money Market Fund (formerly Classic Institutional U.S. Treasury Securities Money Market Fund)
Investment Adviser: RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) (the “Adviser”)
Investment Subadviser: StableRiver Capital Management LLC (the “Subadviser”)
August 1, 2008
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS
The RidgeWorth Funds (formerly STI Classic Funds) is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Institutional Money Market Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2	INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

4	INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

7	INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

10	INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

12	MORE INFORMATION ABOUT RISK

13	MORE INFORMATION ABOUT FUND INVESTMENTS

13	THIRD-PARTY RATINGS

13	INFORMATION ABOUT PORTFOLIO HOLDINGS

13	MANAGEMENT

2

15	PURCHASING AND SELLING FUND SHARES

18	MARKET TIMING POLICIES AND PROCEDURES

18	DISTRIBUTION OF FUND SHARES

18	DIVIDENDS AND DISTRIBUTIONS

19	TAXES

20	FINANCIAL HIGHLIGHTS
INSIDE BACK COVER	PRIVACY POLICY
BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT THE RIDGEWORTH FUNDS

AUGUST 1, 2008

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CUSIP/TICKER SYMBOLS

FUND NAME	CLASS	INCEPTION*	TICKER	CUSIP
Institutional Cash Management Money Market Fund	Institutional Shares	10/25/95	CICXX	76628T264
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	8/2/05	CMRXX	76628T256
Institutional U.S. Government Securities Money Market Fund	Institutional Shares	8/1/94	CRGXX	76628T249
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	12/12/96	CIUXX	76628T231

*	The performance included under “Performance Information” may include the performance of other classes of the Fund and/or predecessors of the Fund.
RISK/RETURN INFORMATION COMMON TO THE RIDGEWORTH FUNDS
(formerly STI Classic Funds)
Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

4

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
FUND SUMMARY

INVESTMENT GOAL	As high a level of current income as is consistent with preservation of capital and liquidity.

INVESTMENT FOCUS	Money market instruments

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment

SUBADVISER:	StableRiver Capital Management LLC
INVESTMENT STRATEGY
The Institutional Cash Management Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. The Fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.

5

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.
Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.
Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*
(BAR CHART)

1998	5.52
1999	5.12
2000	6.33
2001	4.13
2002	1.80
2003	0.97
2004	1.22
2005	3.11
2006	4.94
2007	[ ]

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
[ ]/[ ]/[ ]	[ ]/[ ]/[ ]

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.

6

AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. First Tier Institutions-Only Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

INSTITUTIONAL SHARES	1 YEAR		5 YEARS		10 YEARS
Institutional Cash Management Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. First Tier Institutional Average	[ ]	%	[ ]	%	[ ]	%
To obtain information about the Fund’s current yield, call 1-888-784-3863.
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutions-Only Average is a widely-recognized composite of money market funds that invest in commercial paper, bank obligations and short-term investments in the highest rating category. The number of funds in the Average varies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

7

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL SHARES
Investment Advisory Fees	[0.12]	%
Other Expenses(1)	[ ]	%

Total Annual Operating Expenses	0.[ ]	%
Fee Waivers and Expense Reimbursements(2)	[(0.)]	%

Net Operating Expenses	[0.[ ]]	%

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser and Subadviser have contractually agreed to agree to waive their fees and the Adviser and Subadviser agree to reimburse expenses to the extent necessary to limit total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to investments in other funds, such as ETFs) until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.17%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser, Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS
$[ ]	$[ ]	$[ ]	$[ ]

*	Without waivers and reimbursements, Year 1 costs would be $[ ].

8

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

9

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND
FUND SUMMARY

INVESTMENT GOAL	High current interest income exempt from federal income taxes, while preserving capital and liquidity

INVESTMENT FOCUS	Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding risk by analyzing credit quality

INVESTOR PROFILE	Conservative investors who want to receive current tax-exempt income from their investment

INVESTMENT SUBADVISER:	StableRiver Capital Management LLC
INVESTMENT STRATEGY
The Institutional Municipal Cash Reserve Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income tax. The Fund may invest up to 100% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.
In selecting investments for the Fund, the Subadviser analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
Restricted securities may increase the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. The

10

Subadviser intends to invest only in restricted securities that it believes present minimal liquidity risk.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows performance for the Fund’s Institutional Shares from last year.*
(BAR CHART)

2006	3.28
2007	[ ]

BEST QUARTER	WORST QUARTER
0.[ ]%	0.[ ] %
[ ]/[ ]/[ ]	[ ]/[ ]/[ ]

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2007, to those of the iMoneyNet, Inc. Tax-Free Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

SINCE
INSTITUTIONAL SHARES	1 YEAR		INCEPTION*
Institutional Municipal Cash Reserve Money Market Fund	[ ]	%	[ ]	%

iMoneyNet, Inc. Tax-Free Institutional Average	[ ]	%	[ ]	%

11

*	Since inception of the Institutional Shares on August 2, 2005. Benchmark returns since July 31, 2005 (benchmark returns available only on a month end basis).
To obtain information about the Fund’s current yield, call 1-888-784-3863.
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Institutional Average is a widely recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

INSTITUTIONAL SHARES
Investment Advisory Fees	0.[15]	%
Other Expenses(1)	0.[ ]	%

Total Annual Operating Expenses	0.[ ]	%
Fee Waivers and Expense Reimbursements(2)	(0.[ ]	)%

Net Operating Expenses	[0.20	% ]

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

12

(2)	The Adviser and Subadviser have contractually agreed to agree to waive their fees and the Adviser and Subadviser agree to reimburse expenses to the extent necessary to limit total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to investments in other funds, such as ETFs) until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser, Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. Such waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*	3 YEARS	5 YEARS	10 YEARS
$[ ]	$[ ]	$[ ]	$[ ]

*	Without waivers and reimbursements, Year 1 costs would be $[ ].
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

13

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
FUND SUMMARY

INVESTMENT GOAL	High current income to the extent consistent with the preservation of capital and the maintenance of liquidity

INVESTMENT FOCUS	U.S. Treasury and government agency securities, and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment

SUBADVISER:	StableRiver Capital Management LLC
INVESTMENT STRATEGY
The Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund’s performance may be more volatile than if it did not hold these securities.
U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of

14

changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity’s own resources.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*
(BAR CHART)

1998	5.36
1999	4.99
2000	6.18
2001	4.02
2002	1.72
2003	0.94
2004	1.16
2005	3.00
2006	4.81
2007	[ ]

BEST QUARTER	WORST QUARTER
[ ]%	[ ]	%
([ ]/[ ]/[ ])	([ ]/[ ]/[ ])%

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. Government Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

15

INSTITUTIONAL SHARES	1 YEAR		5 YEARS		10 YEARS
Institutional U.S. Government Securities Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. Government Institutional Average	[ ]	%	[ ]	%	[ ]	%
To obtain information about the Fund’s current yield, call 1-888-784-3863.
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or agencies of the U.S. Government. The number of funds in the Average varies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	INSTITUTIONAL SHARES
Investment Advisory Fees	0.15%
Other Expenses	0.0[ ]	%

Total Annual Operating Expenses(1)	0.[ ]	%

(1)	The Adviser and Subadviser have contractually agreed to agree to waive their fees and the Adviser and Subadviser agree to reimburse expenses to the extent necessary to limit total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to investments in other funds, such as ETFs) until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.20%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the

16

applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser, Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$[ ]	$[ ]	$[ ]	$[ ]
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

17

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
FUND SUMMARY

INVESTMENT GOAL	As high a level of current income as is consistent with preservation of capital and liquidity

INVESTMENT FOCUS	Money market instruments issued and guaranteed by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment

SUBADVISER:	StableRiver Capital Management LLC
(TELESCOPE ICON)
INVESTMENT STRATEGY
The Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard & Poor’s).
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
(LIFE PRESERVER ICON)
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

18

Although the Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
For further information about these and other risks, see “More Information About Risk.”
(TARGET ICON)
PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year.*
(BAR CHART)

1998	5.36%

1999	4.83%
2000	6.06%
2001	3.66%
2002	1.55%
2003	0.90%
2004	1.08%
2005	2.89%
2006	4.80%
2007

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
([ ]/[ ]/[ ])	([ ]/[ ]/[ ])%

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.

19

AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

INSTITUTIONAL SHARES	1 YEAR		5 YEARS		10 YEARS
Institutional U.S. Treasury Securities Money Market Fund	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. Treasury & Repo Institutional Average**	[ ]	%	[ ]	%	[ ]	%

iMoneyNet, Inc. Treasury & Repo Retail Average	[ ]	%	[ ]	%	[ ]	%

*	Effective [ ], 2008 the Fund transitioned its benchmark from iMoneyNet, Inc. Treasury & Repo Retail Average to iMoneyNet Treasury Institutional Average Index to better reflect the Fund’s investment strategy.
To obtain information about the Fund’s current yield, call 1-888-784-3869.
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely- recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.

20

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	INSTITUTIONAL SHARES
Investment Advisory Fees	0.14%
Other Expenses(1)	0.[ ]	%

Total Annual Operating Expenses(2)	0.[ ]	%

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	The Adviser and Subadviser have contractually agreed to agree to waive their fees and the Adviser and Subadviser agree to reimburse expenses to the extent necessary to limit total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to investments in other funds, such as ETFs) until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.[20]%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser, Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$[ ]	$[ ]	$[ ]	$[ ]

21

FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

22

MORE INFORMATION ABOUT RISK
CREDIT RISK
Institutional Cash Management Money Market Fund
The possibility that an issuer will be unable to make timely payments of either principal or interest.
FIXED INCOME RISK
All Funds
The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.
Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.
An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.
FOREIGN SECURITY RISK
Institutional Cash Management Money Market Fund
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some

23

countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.
MORTGAGE-BACKED SECURITY RISK
Institutional U.S. Government Securities Money Market Fund
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.
MUNICIPAL ISSUER RISK
Institutional Municipal Cash Reserve Money Market Fund
There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.
SECURITIES LENDING RISK
All Funds
A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

24

MORE INFORMATION ABOUT FUND INVESTMENTS
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the others mutual fund’s expenses.
THIRD-PARTY RATINGS

Fund Name	Moody’s Rating[1]	S&P Rating[2]	NAIC List[3]
Institutional Cash Management Money Market Fund	Aaa	AAAm	Class 1 Approved
Institutional Municipal Cash Reserve Money Market Fund	Aaa	AAAm	Class 1 Approved
Institutional U.S. Government Securities Money Market Fund	Aaa	AAAm	Approved; Exempt(4)
Institutional U.S. Treasury Securities Money Market Fund	Aaa	AAAm	Approved; Exempt(4)

(1)	Moody’s Investor Services, Inc.

(2)	Standard & Poor’s Rating Services

(3)	National Association of Insurance Commissioners

(4)	U.S. Direct Obligations/Full Faith and Credit Exempt
INFORMATION ABOUT PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.
MANAGEMENT

25

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees establishes policies that the Adviser and Subadviser must follow in their of all fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.
INVESTMENT ADVISER
[LOGO] RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2008, the Adviser had approximately $[] billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Funds. The Adviser pays the Subadviser out of the fees it receives from the Funds.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.
For the fiscal year ended March 31, 2008, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Institutional Cash Management
Money Market Fund	0.12%
Institutional Municipal Cash
Reserve Money Market Fund	0.13%
Institutional U.S. Government
Securities Money Market Fund	0.15%
Institutional U.S. Treasury
Securities Money Market Fund	0.14%
The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep total operating expenses of each Fund from exceeding the applicable expense cap. If at any point before August 1, 2011, total annual operating expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.
The following breakpoints are been used in computing the advisory fee for all Funds:

26

AVERAGE DAILY NET ASSETS	DISCOUNT FROM FULL FEE
First $1 billion	None - Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%
Based on net assets as of March 31, 2008, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Fund’s asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Institutional Cash Management
Money Market Fund	0.13%
Institutional U.S. Treasury
Money Market Fund	0.15%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this Prospectus reflect the advisory breakpoints.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2008.
INVESTMENT SUBADVISER
The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement will appear in the Funds’ annual report to shareholders for the period ending March 31, 2008. Information about the Subadviser is discussed below.
[LOGO] StableRiver Capital Management LLC (“StableRiver”)
www.stableriver.com
StableRiver, 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, serves as the Subadviser to the Institutional Cash Management Money Market Fund, the Institutional Municipal Cash Reserve Fund, the Institutional U.S. Government Securities Money Market Fund and the Institutional U.S. Treasury Securities Fund. StableRiver was founded in 2007 and is a wholly-owned subsidiary of RidgeWorth. As of June 30, 2008, StableRiver had approximately $[ ] in assets under management.
StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems. StableRiver’s process has led to consistent, competitive investment performance for its clients.

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PURCHASING AND SELLING FUND SHARES
This section tells you how to purchase and sell (sometimes called “redeem”) Institutional Shares of the Funds.
HOW TO PURCHASE FUND SHARES
The Funds offer Institutional Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:
- assets of a bona fide trust, or
- assets of a business entity possessing a tax identification number.
Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares.
WHEN CAN YOU PURCHASE SHARES?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open for settlement (a “Business Day”). The RidgeWorth Funds reserves the right to open one or more Funds on days that the principal bond markets (as recommended by the Bond Market Association) are open and the Fed is open for settlement even if the NYSE is closed.
The Institutional Municipal Cash Reserve Money Market Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). The Institutional Cash Management Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund each calculates its NAV at 5:00 p.m. Eastern Time.
For you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your purchase order in proper form before the time shown in the table below and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before calculating its NAV the following day.

FUND	TIME (EASTERN TIME)
Institutional Municipal Cash
Reserve Money Market Fund	10:30 a.m.

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FUND	TIME (EASTERN TIME)
Institutional U.S.
Government Securities Money Market Fund	[3]:00 p.m.
Institutional U.S. Treasury
Securities Money Market Fund	[3]:00 p.m.
Institutional Cash
Management Money Market Fund	5:00 p.m
The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.
The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.
YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE ORDERS TO YOUR INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR ORDER AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES,
PURCHASING AND SELLING FUND SHARES
PLEASE CONTACT YOUR INSTITUTION OR INTERMEDIARY DIRECTLY.
A Fund may reject any purchase order.
HOW THE FUNDS CALCULATE NAV
NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Subadviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.
MINIMUM PURCHASES

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To purchase Institutional Shares for the first time, you must invest at least $5,000,000 for the Institutional Municipal Cash Reserve Money Market Fund and $10,000,000 for the other Funds. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. A Fund may accept investments of smaller amounts for other categories of investors at its discretion.
IN-KIND PURCHASES
Payment for shares of a Fund may, in the discretion of the Subadviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3869.
CUSTOMER IDENTIFICATION
FOREIGN INVESTORS
The Funds do not generally accept investments in Institutional Shares by non-U.S. citizens or entities.
CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow the Funds to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this

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information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
HOW TO SELL YOUR FUND SHARES
You may sell your shares on any Business Day by contacting the Funds. If you are a customer of a financial institution or intermediary, you must contact that institution or intermediary directly for information about how to sell your shares including any specific cut-off times required.
Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.
Redemption orders must be received by the Funds on a Business Day before 10:30
a.m., Eastern Time for the Institutional Municipal Cash Reserve Money Market Fund, before 3:00 p.m., Eastern Time for the Institutional U.S. Government Securities Money Market Fund and the Institutional U.S. Treasury Securities Money Market Fund and before 5:00 p.m. Eastern Time for the Institutional Cash Management Money Market Fund. Orders received after these times will be executed the following Business Day.

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A MEDALLION SIGNATURE GUARANTEE by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.
Other documentation may be required depending on the registration of the account.
MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).
REDEMPTIONS IN KIND
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

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TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
To redeem shares by telephone:
- redemption checks must be made payable to the registered shareholder; and
- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
MARKET TIMING POLICIES AND PROCEDURES
The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds’ investments, and money market instruments in general, and the Funds’ intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.
DISTRIBUTION OF FUND SHARES
From its own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial

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intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the Statement of Additional Information for more information regarding these arrangements.
DIVIDENDS AND DISTRIBUTIONS
Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.
TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.
Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER RIDGEWORTH FUND IS TREATED THE SAME AS A SALE. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.
Shareholders of the Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Fund shares.
The Institutional Municipal Cash Reserve Money Market Fund intends to distribute federally tax-exempt income. This Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject

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to state and local taxes. Any capital gains distributed by this Fund may be taxable. This Fund expects to pay “exempt interest dividends” that are generally excludable from an investor’s gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.
If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.
Except for the Institutional Municipal Cash Reserve Money Market Fund, the Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.
Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.
MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [ ]. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-9269 or on the Funds’ website at www.ridgeworthfunds.com.
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INVESTMENT ADVISER:
RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
INVESTMENT SUBADVISER:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
More information about the RidgeWorth Funds is available without charge through the following:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:
TELEPHONE: 1-888-STI-FUND
MAIL:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
WEBSITE: www.ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RIDGEWORTH FUNDS

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Corporate Trust Shares
PROSPECTUS
RIDGEWORTH MONEY MARKET FUNDS (formerly STI Classic Funds)
Institutional U.S. Treasury Securities Money Market Fund (formerly, Classic Institutional U.S. Treasury Securities Money Market Fund)
Investment Adviser: RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) (the “Adviser”)
Investment Subadviser: StableRiver Capital Management, Inc. (the “Subadviser”)
August 1, 2008
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation
to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS
The RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Institutional U.S. Treasury Securities Money Market Fund (“Fund”) that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

2	FUND SUMMARY

2	INVESTMENT STRATEGY

2	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

3	PERFORMANCE INFORMATION

4	FUND FEES AND EXPENSES

5	MORE INFORMATION ABOUT RISK

5	MORE INFORMATION ABOUT FUND INVESTMENTS

5	THIRD-PARTY RATINGS

5	INFORMATION ABOUT PORTFOLIO HOLDINGS

5	MANAGEMENT

6	PURCHASING AND SELLING FUND SHARES

9	MARKET TIMING POLICIES AND PROCEDURES

9	DISTRIBUTION OF FUND SHARES

2

10	DIVIDENDS AND DISTRIBUTIONS

10	TAXES

12	FINANCIAL HIGHLIGHTS

INSIDE PRIVACY POLICY
BACK COVER
HOW TO OBTAIN MORE INFORMATION ABOUT BACK COVER
THE RIDGEWORTH FUNDS
AUGUST 1, 2008

3

CUSIP/TICKER SYMBOL

FUND NAME	CLASS	INCEPTION	TICKER	CUSIP
Institutional U.S. Treasury Securities Money Market Fund	Corporate Trust Shares	6/2/99	—	76628T223
RISK/RETURN INFORMATION COMMON TO THE RIDGEWORTH FUNDS (formerly STI Classic Funds)
The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
The Fund has an investment goal and strategies for reaching that goal. The Subadviser (under the supervision of the Adviser) invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
The Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

4

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
(SUITCASE ICON)
FUND SUMMARY

INVESTMENT GOAL	As high a level of current income as is consistent with preservation of capital and liquidity

INVESTMENT FOCUS	Money market instruments issued and guaranteed by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY	Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE	Conservative investors seeking current income through a liquid investment

SUBADVISER	StableRiver Capital Management, Inc.
INVESTMENT STRATEGY
The Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard & Poor’s).
In selecting investments for the Fund, the Subadviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.
Although the Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
For further information about these and other risks, see “More Information About Risk.”

5

PERFORMANCE INFORMATION
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s Corporate Trust Shares from year to year.*
(BAR CHART)

2000	5.85%
2001	3.45%
2002	1.35%
2003	0.70%
2004	0.88%
2005	2.66%
2006	4.54%
2007	[ ] %

BEST QUARTER	WORST QUARTER
[ ]%	[ ] %
([ ]/[ ]/[ ])	([ ]/[ ]/[ ])%
The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 6/30/08 was [ ]%.
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund’s average annual total returns for the periods ended December 31, 2006 to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

SINCE
CORPORATE TRUST SHARES	1 YEAR	5 YEARS	INCEPTION*
Institutional U.S. Treasury Securities Money Market Fund	[ ]%	[ ]%	[ ]%
iMoneyNet, Inc. Treasury & Repo Institutional Average**	[ ]%	[ ]%	[ ]%
iMoneyNet, Inc. Treasury & Repo Retail Average Index	[ ]%	[ ]%	[ ]%
Since inception of the Corporate Trust Shares on June 2, 1999. Benchmark returns since May 31, 1999 (benchmark returns available only on a month end basis).

6

**	Effective [ ], 2008 the Fund transitioned its benchmark from iMoneyNet, Inc. Treasury & Repo Retail Average to iMoneyNet, Inc. Treasury & Repo Institutional Average to better reflect the Fund’s investment strategy.
To obtain information about the Fund’s current yield, call 1-888-784-3863.
WHAT IS AN AVERAGE?
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely- recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies. The iMoneyNet, Inc. Treasury & Repo Institutional Average [ ].
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund’s most recent fiscal year, unless otherwise indicated.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	CORPORATE TRUST SHARES
Investment Advisory Fees	0.14%
Other Expenses(1)(2)	0.[ ]	%

Total Annual Operating Expenses(3)	0.[ ]	%

(1)	Adjusted to reflect expected changes in Other Expenses for the current fiscal year.

(2)	Other Expenses includes a 0.25% Shareholder Servicing Fee.
(2) The Adviser and Subadviser have contractually agreed to agree to waive their fees and the Adviser and Subadviser agree to reimburse expenses to the extent necessary to limit total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to investments in other funds, such as ETFs) until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.[45]%. If at any point before August 1, 2011, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser and Subadviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and Subadviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

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The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$[ ]	$[ ]	$[ ]	$[ ]
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

8

MORE INFORMATION ABOUT RISK
FIXED INCOME RISK
The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.
Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term bonds.
An additional risk of debt securities is reinvestment risk, which is the possibility that the Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause the Fund to reinvest those assets at a rate lower than originally anticipated.
SECURITIES LENDING RISK
The Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.
MORE INFORMATION ABOUT FUND INVESTMENTS
This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.
The Fund may invest in other mutual funds for cash management purposes. When the Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

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THIRD-PARTY RATINGS

Fund Name	Moody’s Rating[1]	S&P Rating[2]	NAIC List[3]
Institutional U.S. Treasury Securities Money Market Fund	Aaa	AAAm	Approved; Exempt(4)

(1)	Moody’s Investor Services, Inc.

(2)	Standard & Poor’s Rating Services

(3)	National Association of Insurance Commissioners

(4)	U.S. Direct Obligations/Full Faith and Credit Exempt
INFORMATION ABOUT PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.
MANAGEMENT
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of RidgeWorth Funds. The Board of Trustees establishes policies that the Adviser and Subadviser must follow in their of all fund related management activities. The day-to-day operations of RidgeWorth Funds are the responsibilities of the officers and various service organizations retained by RidgeWorth Funds.
INVESTMENT ADVISER
[LOGO] RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2008, the Adviser had approximately $[73.3] billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Fund. The Adviser pays the Subadviser out of the fees it receives from the Fund.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworthfunds.com.
For the fiscal year ended March 31, 2008, the Fund paid the Adviser advisory fees (after waivers) of [0.___%] of the Fund’s average daily net assets.

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The following breakpoints are used in computing the advisory fee:

AVERAGE DAILY NET ASSETS	DISCOUNT FROM FULL FEE
First $1 billion	None — Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%
Based on net assets as of March 31, 2008, the Fund’s asset level had reached a breakpoint in the advisory fee. Fund expenses in the “Annual Fund Operating Expenses” table shown earlier in this Prospectus reflect the advisory breakpoints. Had the Fund’s asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees of 0.15%.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract with the Adviser appears in the Fund’s annual report to shareholders for the period ended March 31, 2008.
INVESTMENT SUBADVISER
The Subadviser is responsible for managing the portfolios of the Fund on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Fund under the supervision of the Adviser and the Board of Trustees. A discussion regarding the basis for the Board of Trustees’ approval of the investment subadvisory agreement will appear in the Fund’s annual report to shareholders for the period ending March 31, 2008. Information about the Subadviser is discussed below.
[LOGO] StableRiver Capital Management LLC (“StableRiver”)
www.stableriver.com
StableRiver, 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, serves as the Subadviser to the Fund. StableRiver was founded in 2007 and is a wholly-owned subsidiary of RidgeWorth. As of June 30, 2008, StableRiver had approximately $[ ] in assets under management.
StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems. StableRiver’s process has led to consistent, competitive investment performance for its clients.
PURCHASING AND SELLING FUND SHARES
This section tells you how to purchase and sell (sometimes called “redeem”) Corporate Trust Shares of the Fund.

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HOW TO PURCHASE FUND SHARES
The Fund offers Corporate Trust Shares only to accounts of various financial intermediaries with whom the Fund has certain agreements (“Intermediaries”). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) the Intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares.
WHEN CAN YOU PURCHASE SHARES?
The Fund is open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open for settlement (a “Business Day”). RidgeWorth Funds reserves the right to open the Fund on days that the principal bond markets (as recommended by the Bond Market Association) are open and the Fed is open for settlement even if the NYSE is closed.
The Fund calculates its NAV at [5:00] p.m. Eastern Time.
For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund or its authorized agent must receive your purchase order in proper form before [3]:00 p.m. Eastern Time and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before calculating its NAV the following day.
The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.
The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.
YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE ORDERS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR ORDER AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.
The Fund may reject any purchase order.
HOW THE FUND CALCULATES NAV
NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Subadviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.
IN-KIND PURCHASES

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Payment for shares of the Fund may, in the discretion of the Subadviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.
CUSTOMER IDENTIFICATION
FOREIGN INVESTORS
The Fund does not generally accept investments in Corporate Trust Shares by non-U.S. citizens or entities.
CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.
However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this

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regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority
HOW TO SELL YOUR FUND SHARES
You may sell your shares on any Business Day by contacting your Intermediary. Your Intermediary will provide information about how to sell your shares including any specific cut-off times required.
Redemption orders must be sent to the Fund by the Intermediary as the record owner of shares and you may sell shares by following the procedures established when you opened your account or accounts.
Redemption orders must be received by the Fund on a Business Day before [3]:00 p.m., Eastern Time. Orders received after [3]:00 p.m., Eastern Time will be executed the following Business Day.
A MEDALLION SIGNATURE GUARANTEE by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
- made payable to someone other than the registered shareholder;
- sent to an address or bank account other than the address or bank account of record; or
- sent to an address or bank account of record that has been changed within the last 15 calendar days.
Other documentation may be required depending on the registration of the account.
MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but the Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).
REDEMPTIONS IN KIND
The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if

14

they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.
TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.
To redeem shares by telephone:
- redemption checks must be made payable to the registered shareholder; and
- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
MARKET TIMING POLICIES AND PROCEDURES
The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund’s investments, and money market instruments in general, and the Fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.
DISTRIBUTION OF FUND SHARES
From its own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the

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opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the Statement of Additional Information for more information regarding these arrangements.
SHAREHOLDER SERVICING PLAN
The Fund’s Shareholder Servicing Plan permits the Corporate Trust Shares to pay banks, broker-dealers or other financial institutions for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of the Corporate Trust Shares. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.
DIVIDENDS AND DISTRIBUTIONS
The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.
TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.
The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES. A transfer from one share class to another share class in the same RidgeWorth Fund should not be a taxable event.
A significant portion of the Fund’s distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

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MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [    ]. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund’s financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Fund’s website at www.ridgeworthfunds.com.
[insert financial highlights here]

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INVESTMENT ADVISER:
RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
INVESTMENT SUBADVISER:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
More information about the RidgeWorth Funds is available without charge through the following:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
TELEPHONE: Shareholder Services
Telephone: 1-888-784-3863
MAIL:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219
WEBSITE: www.ridgeworthfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.
RIDGEWORTH FUNDS

23

STATEMENT OF ADDITIONAL INFORMATION
RIDGEWORTH FUNDS
(formerly, STI Classic Funds)
August 1, 2008
Investment Adviser:
RIDGEWORTH CAPITAL MANAGEMENT, INC.
(formerly, Trusco Capital Management, Inc.)
(the “Adviser”)
This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of RidgeWorth Funds (the “Trust”) and should be read in conjunction with the Trust’s prospectuses dated August 1, 2008, as may be supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Corporate
					Institutional	Trust
	A Shares	B Shares	C Shares	I Shares	Shares	Shares
Equity Funds
Aggressive Growth Stock Fund	✓		✓	✓
Emerging Growth Stock Fund	✓		✓	✓
International Equity 130/30 Fund	✓		✓	✓
International Equity Fund	✓		✓	✓
International Equity Index Fund	✓		✓	✓
Large Cap Core Equity Fund	✓		✓	✓
Large Cap Growth Stock Fund	✓		✓	✓
Large Cap Quantitative Equity Fund	✓		✓	✓
Large Cap Value Equity Fund	✓		✓	✓
Mid-Cap Core Equity Fund	✓		✓	✓
Mid-Cap Value Equity Fund	✓		✓	✓
Real Estate 130/30 Fund	✓		✓	✓
Select Large Cap Growth Stock Fund	✓		✓	✓
Small Cap Growth Stock Fund	✓		✓	✓
Small Cap Value Equity Fund	✓		✓	✓
U.S. Equity 130/30 Fund	✓		✓	✓
Taxable Fixed Income Funds
High Income Fund	✓		✓	✓
Intermediate Bond Fund	✓		✓	✓
Investment Grade Bond Fund	✓		✓	✓
Limited Duration Fund				✓
Limited-Term Federal Mortgage Securities Fund	✓		✓	✓
Seix Floating Rate High Income Fund	✓		✓	✓
Seix High Yield Fund	✓		✓	✓
Short-Term Bond Fund	✓		✓	✓
Short-Term U.S. Treasury Securities Fund	✓		✓	✓
Strategic Income Fund	✓		✓	✓
Total Return Bond Fund	✓		✓	✓

Corporate
					Institutional	Trust
	A Shares	B Shares	C Shares	I Shares	Shares	Shares
U.S. Government Securities Fund	✓		✓	✓
U.S. Government Securities Ultra-Short Bond Fund				✓
Ultra-Short Bond Fund				✓
Tax-Exempt Fixed Income Funds
Georgia Tax-Exempt Bond Fund	✓		✓	✓
High Grade Municipal Bond Fund	✓		✓	✓
Investment Grade Tax-Exempt Bond Fund	✓		✓	✓
Maryland Municipal Bond Fund	✓		✓	✓
North Carolina Tax-Exempt Bond Fund	✓		✓	✓
Virginia Intermediate Municipal Bond Fund	✓		✓	✓
Money Market Funds
Institutional Cash Management Money Market Fund					✓
Institutional Municipal Reserve Cash Management Money Market Fund					✓
Institutional U.S. Government Securities Money Market Fund					✓
Institutional U.S. Treasury Securities Money Market Fund					✓	✓
Prime Quality Money Market Fund	✓		✓	✓
Tax-Exempt Money Market Fund	✓			✓
U.S. Government Securities Money Market Fund	✓			✓
U.S. Treasury Money Market Fund	✓			✓
Virginia Tax-Free Money Market Fund	✓			✓
Asset Allocation Funds
Life Vision Aggressive Growth Fund	✓	✓	✓	✓
Life Vision Conservative Fund	✓	✓	✓	✓
Life Vision Growth and Income Fund	✓	✓	✓	✓
Life Vision Moderate Growth Fund	✓	✓	✓	✓
Life Vision Target Date 2015 Fund	✓		✓	✓
Life Vision Target Date 2025 Fund	✓		✓	✓
Life Vision Target Date 2035 Fund	✓		✓	✓
The Equity Funds and Asset Allocation Funds are collectively referred to herein as “Equity Funds” and the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are collectively referred to herein as the “Fixed Income Funds.”
B Shares are no longer offered to new investors.
This SAI is incorporated by reference into the Trust’s prospectuses dated August 1, 2008. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-784-3863.

THE TRUST
Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a “Fund” and collectively, the “Funds”) of units of beneficial interest (“shares”) and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the Real Estate 130/30 Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and the Virginia Intermediate Municipal Bond Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to March 31, 2008 the name of the Trust was STI Classic Funds.
DESCRIPTION OF PERMITTED INVESTMENTS
The Funds’ respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds’ prospectuses under the “Investment Strategy” section and the associated risk factors. A Subadviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds’ stated investment policies.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a “depositary”). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.
ADRs may be listed or unlisted. A listed ADR is traded on a U.S. exchange. An unlisted ADR is not listed on a U.S. exchange. The prices of these securities are not found in a daily newspaper. Instead, an indication of their value appears in the “pink sheets,” a directory that includes unlisted companies traded only among brokers, or over-the-counter. The pink sheets are published daily for brokers by the National Quotations Bureau, which collects prices from market-makers.
Acquisitional/equipment lines (delayed-draw term loans). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Asset-Backed Securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity

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loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund’s industry concentration levels.
Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.
Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Subadvisers believe that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:
•	Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•	Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•	Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.
The Funds will not purchase obligations issued by the Adviser, Subadvisers or their affiliates.

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Borrowing. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage.

Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Subadvisers deem appropriate in connection with any borrowings.
Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.
Brady Bonds. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.
Certificates of Deposit. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
Collateralized Debt Obligations. Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.
Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.
Convertible Bonds. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the

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conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as “busted” convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.
Corporate Issues. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.
Credit-Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the “Reference Instrument”). The purchaser of the CLN (the “Note Purchaser”) invest a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.
When a Fund purchases a CLN, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the CLN or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.
Custodial Receipts. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.
Debt Securities. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
Dollar Rolls. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between

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the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.
Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.
If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Equipment Trust Certificates (“ETCs”). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.
Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:
•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

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Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Equity-Linked Securities. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

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The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.
•	PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

•	ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

•	LYONS. Liquid Yield Option Notes (“LYONS”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.
Eurodollar and Yankee Dollar Obligations. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the

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possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
Exchange Traded Funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”), iShares® and VIPERs® A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also “Investment Company Shares” below).
Fixed Income Securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s net asset value.
Floating Rate Instruments. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.
Foreign Securities. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
In making investment decisions for the Funds, the Subadvisers evaluate the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement

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practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). Of course, the Subadviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.
Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.
By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund’s investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.
Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.
Forward Foreign Currency Contracts. Forward foreign currency contracts (“Forward Contracts”) involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a Forward Contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.
When a Fund purchases or sells a Forward Contract, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the Forward Contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. To cover its short position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the currencies underlying the Forward Contract (but are not less than the market price at which the short position was established). The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.
Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or

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expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
When a Fund purchases or sells a futures contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to futures contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” futures contracts a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.
A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. A long position is established when the Subadviser purchases a stock outright. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A short position is established when the Subadviser sells a security that it has borrowed.
A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

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There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on a Subadviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.
Guaranteed Investment Contracts (“GICs”). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.
Hedging Techniques. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.
High Yield Securities. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include:
1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.
2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
3. Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.
High Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its

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foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.
Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust’s Board of Trustees, the Subadviser determines the liquidity of a Fund’s investments. In determining the liquidity of a Fund’s investments, the Subadviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets (10% with respect to the Money Market Funds) in illiquid securities.
Inverse Floaters. A Fund may invest in municipal securities whose interest rated bear an inverse relationship to the interest rate on another security or the value of an index (“Inverse Floaters”). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.
Investment Company Shares. Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the investing Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.
Under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the

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securities of other investment companies. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.
A Fund may exceed the limits established by Section 12(d)(1) if (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (FINRA), for funds of funds.
For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange Traded Funds” above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to orders issued by the SEC to iShares® Funds Vanguard Trust and procedures approved by the Board, each Fund may invest in iShares® Funds and Vanguard Trust in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds makes any representations regarding the advisability of investing in the Funds.
Investment Grade Obligations. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. (“Fitch”), or Aaa, Aa, A or Baa by Moody’s or determined to be of equivalent quality by the Subadviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Subadviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer’s capacity to repay its obligation remains unchanged.
Leveraged Buyouts. The Funds may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.
Loan Participations. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank.

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Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.
In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.
The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.
Medium-Term Notes. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.
Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P or Moody’s, or determined by the Subadviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.
Mortgage-Backed Securities. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial mortgage loans or other asset-backed securities (the “Underlying Assets”). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.
Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.
Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the

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mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.
In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.
Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).
CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a “tranche” is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity — the latest date by which the tranche can be completely repaid, assuming no prepayments – and has an average life — the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.
Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.
REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody’s.
Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.
For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.
Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying security.

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The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
Money Market Fund Investments. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are “eligible securities,” which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a “first tier security”), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality (“second tier security”). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund’s assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund’s total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three “business days” (that is, any day other than a Saturday, Sunday or customary business holiday).
Municipal Forwards. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See “When-Issued Securities and Forward Commitment Securities” for more information.
Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
Municipal Securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.
Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund’s investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody’s, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody’s, are in the Subadviser’s judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.
From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in

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an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.
Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Subadviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of the Fund’s Subadviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.
Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Subadviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
The Subadviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Subadvisers believe present minimum credit risks, and the Subadvisers will use their best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the

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portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.
Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund’s investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Subadvisers will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.
Special Considerations Relating to Municipal Obligations of Designated States
As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state (“Municipal Obligations”), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

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•	Factors Pertaining to Georgia

The State of Georgia ended March 2008 with revenue collections for the fiscal year to date exceeding 2007 levels by 1.6%, led by the 2.5% advance in individual income tax receipts.

In a November, 2007 report, Moody’s Investors Service continued to praise the State of Georgia’s conservative fiscal practices, replenishment of reserves from revenues, and well-funded pensions, while acknowledging the state’s lack of some financial best practices, slowing revenue growth, and education funding pressures.

The State’s unemployment rate for March, 2008 was 5.3%, 0.2% above the national average of 5.1%.

Georgia’s general obligation debt continues to carry “Aaa/AAA” ratings from Moody’s, Standard and Poor’s, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Maryland

Maryland’s economy continues to expand though at a slower pace than earlier in the decade. The Port of Baltimore’s activity, the State’s proximity to the Washington D C metropolitan area, and higher defense and homeland security spending all benefit the State’s economy which remains as affected, proportionately, by Federal government spending as any state in the nation. According to Moody’s Investors Service, manufacturing continues to decline as a source of employment for residents and in 2007 is estimated to have provided jobs for only 5% of the workforce, about one-half the national level. Military base realignment is expected to have a positive impact by increasing military presence and related service industry employment. Maryland’s average unemployment rate for 2007 was estimated at 3.8% compared to the national rate of 4.6% and per capita income is approximately 120% of the national average, ranking the State as the 4th wealthiest by this measurement.

The State’s revenue growth has slowed in recent years and forecasted growth rates have been adjusted lower following housing market weakness and general economic uncertainties. Moody’s reports that the State’s revenues grew 7.3% in 2006, down from a 13% growth rate in 2005. Revenues grew just 4.4% in 2007 and 2008 growth is estimated to grow only 2.2%. Based on this lower growth rate and expenditure pressures, tax changes were implemented earlier in the current fiscal year to increase revenue but challenges remain as sales tax collections remain below forecast with a slower economy.

The State’s general obligation bonds are rated AAA by all of the rating services and are amortized rapidly, over 15 years, as required by the State’s Constitution. This is a credit strength which replenishes debt capacity. According to Moody’s, net tax supported debt at $1,297 per capita ranks Maryland 16th highest of the states. However, when compared to per capita income, the State ranks better due to its high income levels with net debt as a percentage of personal income at 3% compared to the 50-state mean of 3.2%. Moody’s also cites the State’s strong financial management, revenue reserves and economy as strengths.

The AAA ratings apply to the State’s direct debt and may not be indicative of the credit rating of other securities purchased by the Maryland Municipal Bond Fund. It also cannot be assumed that the State will maintain its current debt profile and ratings.

•	Factors Pertaining to North Carolina

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The State of North Carolina ended March 2008 with revenue collections for the fiscal year to date exceeding 2007 levels by 1.3%, led by the 5.3% advance in individual income tax receipts. Total General Fund revenues year to date are currently at 68.7% of annual budgeted levels, compared to 74% at this time last year.

In an April, 2007 rating update, Moody’s Investors Service lauded the state’s financial performance and history of strong financial management, while acknowledging the challenges posed by education financing needs and a rising debt burden.

The State’s unemployment rate for March, 2008 was 5.2%, 0.1% above the national average of 5.1%.

North Carolina’s general obligation debt carries “Aaa/AAA” ratings from Moody’s, Standard and Poor’s, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Virginia

Virginia’s economy and employment have grown at a pace exceeding the nation in most years, however, in 2007 employment growth was just 0.9% compared to the national growth rate of 1.1% according to Moody’s Investors Service. Moody’s reports that statewide home sales fell 15% in 2007 from 2006 and pending home sales, as of December 2007, were off 33%. Slowing real estate markets have had a significant impact on sales and personal income tax collections, pushing state revenue growth rates downward. The State’s unemployment rate at 3.0% for 2007 remained below the national average of 4.6%. Virginia continues to benefit from a diverse economy and higher than average governmental employment and defense related spending, especially in the Northern Virginia suburbs of Washington DC and in the Hampton Roads region, an area with significant military installations. Personal income remains the highest in the southeast and, at 107% of national averages, Virginia ranked 9th of the states in 2007, according to Moody’s.

General Fund Revenue growth was 8.4% in 2006 but fell to just 4.9% for fiscal 2007, missing the forecast of 6.5% for the same period. Fiscal 2008 growth has been revised lower on several occasions as the State prepares its biennial budget for 2009-10. General revenues for 2008 are now expected to grow just 1.2% and 2.2% in 2009 before climbing to 6.8% in 2010, according to Moody’s reports. The State has had to draw on its Revenue Stabilization Fund and impose spending reductions in many areas to maintain structurally balanced budget.

Virginia has, historically, maintained low debt ratios, however, the minimal issuance of general obligation debt has been offset of significant growth in appropriation backed debt issued by various state authorities. Moody’s calculates Virginia’s net tax supported debt per capita at $764 compared to the state average of $1,158, ranking Virginia 29th. Comparing debt per capita to personal income, Virginia ranked 34th of the states at 1.9% compared to the state average of 3.2%.

All three major debt rating agencies rate Virginia’s general obligation bonds AAA and Moody’s cites its conservative fiscal management, diverse economy and low debt burden as strengths. This rating applies only to the State’s direct debt and may not be indicative of the rating on other securities that the Virginia Intermediate Municipal Bond Fund may invest in. There is no assurance that the State will maintain its current debt profile or ratings.

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Non-Publicly Traded Securities; Rule 144A Securities. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities (usually 15% of a fund’s net assets, 10% for the Money Market Funds), unless a Fund’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Subadvisers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.
Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.
The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.
A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are

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available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.
The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.
A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund’s custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.
Each Fund may trade put and call options on securities, securities indices or currencies, as the Subadviser determines is appropriate in seeking the Fund’s investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.
In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.
There are significant risks associated with a Fund’s use of options, including the following: (1) the success of a hedging strategy may depend on the Subadviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.
Other Investments. The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser, Subadvisers or the Funds’ distributor.
Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are

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always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.
Pay-In-Kind Securities. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.
Preferred Stock. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.
Real Estate Investment Trusts. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. A REIT primarily invests in real estate and real estate mortgages. If a corporation, trust or association meets the REIT requirements, it will be taxed only on its undistributed income and capital gains.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Real Estate Securities. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions,

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overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.
Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund’s net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund’s investments.
Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Subadviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Subadviser, liquidity or other considerations so warrant.
Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Reverse Repurchase Agreements. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all

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borrowings. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Revolving Credit Facilities (“Revolvers”). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.
Securities Lending. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.
By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.
Senior Loans

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Structure of Senior Loans. A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.
Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.
A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.
A Fund may invest up to 10% of its total assets in “Participations.” Participations by a Fund in a Loan Investor’s portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.
A Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between a Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the Subadviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, a Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the Subadviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-

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3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.
Certain Fees Paid to the Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by a Fund may include amendment fees.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation

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may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.
Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund’s performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund’s yield.
Other Information Regarding Senior Loans. From time to time the Subadviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.
A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund. As a matter of policy, a Fund will not consider equity securities to be eligible holdings.
A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional

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collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest (see the prospectus for additional information).
A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan. A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.
Short Sales. As consistent with each Fund’s investment objective, a Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale “against-the-box” is a taxable transaction to a Fund with respect to the securities that are sold short.
Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund is required to pay a premium or daily interest, which will

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increase the total cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) earmark or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the current market value of the security sold short, or (b) otherwise cover a Fund’s short positions. Uncovered short sales incur a higher level of risk because to cover the short sale, the security may have to be purchased in the open market at a much higher price.
Short-Term Obligations. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.
Standby Commitments and Puts. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Subadviser believes present minimal credit risks, and the Subadviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.
The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.
STRIPS. Separately Traded Interest and Principal Securities (“STRIPS”) are component parts of U.S. Treasury securities traded through the federal book-entry system. A Subadviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund’s investment policy concerning investments

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in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Subadviser will only purchase, for Money Market Funds, STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund’s assets that may be comprised of STRIPS, the Subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviations in the value of shares of the Money Market Funds.
Structured Investments. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Subadviser in accordance with credit-risk guidelines established by the Board of Trustees.
Structured Notes. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Subadviser wishes to accept while avoiding or reducing certain other risks.
Supranational Agency Obligations. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.
Swap Agreements. The Funds may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

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A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Subadviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Taxable Municipal Securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include “private activity bonds” that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to

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meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
Trust Preferred Securities. Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.
U.S. Government Securities. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.
• U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts (“TRs”).
• Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.
• Treasury Inflation Protected Notes (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
• Zero Coupon Obligations. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

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• U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See “Mortgage-Backed Securities.”
• U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.
Variable and Floating Rate Instruments. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.
Variable Rate Master Demand Notes. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Subadviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Subadviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.
When-Issued Securities and Forward Commitment Securities. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.
When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

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To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.
INVESTMENT LIMITATIONS
Except with respect to a Fund’s non-fundamental policy relating to liquidity, if a percentage limitation stated in the fundamental and non-fundamental policies below is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value will not result in a violation of such restriction.
Fundamental Policies
In addition to the 80% investment policy of the Institutional Municipal Cash Reserve Money Market Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Tax-Free Money Market Fund, the following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.
No Fund may:
1. With respect to 75% of each Fund’s total assets (50% in the case of the Real Estate 130/30 Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.
2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.
3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.
4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.
5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

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a.	With respect to the Money Market Funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

b.	No Life Vision Fund may invest more than 25% of its assets in underlying RidgeWorth Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying RidgeWorth Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

c.	The Real Estate 130/30 Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts and by companies that derive at least 50% of revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has 50% of assets in such real estate.
6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).
7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.
8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

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Non-Fundamental Policies
The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds’ Board of Trustees:
1. With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Institutional Municipal Cash Reserve Money Market Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund, Tax-Exempt Money Market Fund, Virginia Tax-Free Money Market Fund and Strategic Income Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.
2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Funds) would be invested in illiquid securities.
3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.
4. No Life Vision Fund currently intends to sell securities short.
5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.
6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by applicable law or the SEC.
7. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward TBA mortgage commitments.
THE ADVISER
General. The Adviser is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser oversees the Subadvisers to ensure compliance with the respective Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2008, the Adviser had discretionary management authority with respect to approximately $[ ] billion of assets under management. The Adviser is a wholly-owned subsidiary of SunTrust Banks, Inc.
Advisory Agreement with the Trust. The Adviser serves as the investment adviser to each Fund pursuant to an agreement (the “Advisory Agreement”) with the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of

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voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and estimated indirect expenses attributable to investments in other funds, such as ETFs) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund’s inability to qualify as a regulated investment company under provisions of the ICode.

Fund	Fee
Aggressive Growth Stock Fund	1.10%
Emerging Growth Stock Fund	1.10%
Georgia Tax-Exempt Bond Fund	0.55%
High Grade Municipal Bond Fund	0.55%
High Income Fund	0.60%
Intermediate Bond Fund	0.25%
Institutional Cash Management Money Market Fund	0.13%
Institutional Municipal Cash Reserve Money Market Fund	0.15%
Institutional U.S. Government Securities Money Market Fund	0.15%
Institutional U.S. Treasury Securities Money Market Fund	0.15%
International Equity Fund	1.15%
International Equity Index Fund	0.50%
International Equity 130/30 Fund	1.25%
Investment Grade Bond Fund	0.50%
Investment Grade Tax-Exempt Bond Fund	0.50%
Large Cap Core Equity Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Quantitative Equity Fund	0.85%
Large Cap Value Equity Fund	0.80%
Life Vision Aggressive Growth Fund	0.10%
Life Vision Conservative Fund	0.10%
Life Vision Growth and Income Fund	0.10%
Life Vision Moderate Growth Fund	0.10%
Life Vision Target Date 2015 Fund	0.10%
Life Vision Target Date 2025 Fund	0.10%
Life Vision Target Date 2035 Fund	0.10%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
Maryland Municipal Bond Fund	0.55%
Mid-Cap Core Equity Fund	1.00%
Mid-Cap Value Equity Fund	1.00%
North Carolina Tax-Exempt Bond Fund	0.55%
Prime Quality Money Market Fund	0.55%

38

Fund	Fee
Real Estate 130/30 Fund	1.25%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Select Large Cap Growth Stock Fund	0.85%
Short-Term Bond Fund	0.40%
Short-Term U.S. Treasury Securities Fund	0.40%
Small Cap Growth Stock Fund	1.15%
Small Cap Value Equity Fund	1.15%
Strategic Income Fund	0.60%
Tax-Exempt Money Market Fund	0.45%
Total Return Bond Fund	0.25%
U.S. Equity 130/30 Fund	1.10%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Money Market Fund	0.55%
U.S. Government Securities Ultra-Short Bond Fund	0.20%
U.S. Treasury Money Market Fund	0.55%
Ultra-Short Bond Fund	0.22%
Virginia Intermediate Municipal Bond Fund	0.55%
Virginia Tax-Free Money Market Fund	0.40%
The above fees are also subject to the following breakpoint discounts:
Equity and Fixed Income Funds:
First $500 million = full fee
Next $500 million = 5% discount from full fee
Over $1.0 billion = 10% discount from full fee
Money Market Funds:
First $1.0 billion = full fee
Next $1.5 billion = 5% discount from full fee
Next $2.5 billion = 10% discount from full fee
Over $5.0 billion = 20% discount from full fee
As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.
For the fiscal years ended March 31, 2008, March 31, 2007, and March 31, 2006, the Funds paid the following advisory fees:

39

	Fees Paid (in thousands)					Fees Waived (in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Aggressive Growth Stock Fund		$3,425		$1,230			$0		$39
Emerging Growth Stock Fund		905		342			0		24
Georgia Tax-Exempt Bond Fund		780		687			0		69
High Grade Municipal Bond Fund		960		1,076			0		18
High Income Fund		430		574			0		74
Institutional Cash Management Money Market Fund		4,190		4,413			0		626
Institutional Municipal Cash Reserve Money Market Fund		134		82			18		7
Institutional U.S. Government Securities Money Market Fund		1,372		1,520			0		3
Institutional U.S. Treasury Securities Money Market Fund		4,129		4,426			0		8
Intermediate Bond Fund		$201		$170			$0		$0
International Equity 130/30 Fund			***		***			***		***
International Equity Fund		11,905		8,023			0		113
International Equity Index Fund		4,313		3,831			0		4
Investment Grade Bond Fund		2,259		3,394			0
Investment Grade Tax- Exempt Bond Fund		1,808		1,855			0		3
Large Cap Core Equity Fund		13,020		11,260			0			***
Large Cap Growth Stock Fund		12,363		15,897			0		10
Large Cap Quantitative Equity Fund		2,761		1,505			0		51
Large Cap Value Equity Fund		7,163		7,082			0			***
Life Vision Aggressive Growth Fund		64		79			0		23
Life Vision Conservative Fund		10		13			10		21
Life Vision Grow and Income Fund		135		169			0		42
Life Vision Moderate Growth Fund		189		243			0		58
Life Vision Target Date 2015 Fund		1		0			20		13
Life Vision Target Date 2025 Fund		2		0			21		13
Life Vision Target Date 2035 Fund		1		0			21		13
Limited Duration Fund		731		64			0		0
Limited-Term Federal Mortgage Securities Fund		2,058		2			0		45
Maryland Municipal Bond Fund		211		250			0		9
Mid-Cap Core Equity Fund		4,050		3,242			0		2

40

	Fees Paid (in thousands)					Fees Waived (in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Mid-Cap Value Equity Fund		2,667		2,338			0		51
North Carolina Tax- Exempt Bond Fund		239		236			0		6
Prime Quality Money Market Fund		38,890		321,146			0		1,596
Real Estate 130/30 Fund			***		***			***		***
Seix-Floating Rate High Income Fund		1,859		38			0		18,000
Seix High Yield Fund		5,343		5,825			0		69
Select Large Cap Growth Stock Fund		885		1,403			0			***
Short-Term Bond Fund		1,428		1,453			0		51
Short-Term U.S. Treasury Securities Fund		293		463			0		40
Small Cap Growth Stock Fund		14,936		14,692			0			***
Small Cap Value Equity Fund		8,476		8,673			0			***
Strategic Income Fund		1,058		2,089			28		93
Tax-Exempt Money Market Fund		8,272		8,036			0		463
Total Return Bond Fund		1364		969			0		0
U.S. Equity 130/30 Fund			***		***			***		***
U.S. Government Securities Fund		2,311		2,072			0		5
U.S. Government Securities Money Market Fund		4,184		4,261			0		203
U.S. Government Securities Ultra-Short Bond Fund		69		150			11		63
U.S. Treasury Money Market Fund		7,550		8,471			0		338
Ultra-Short Bond Fund		343		703			0		206
Virginia Intermediate Municipal Bond Fund		1,144		1,053			0		11
Virginia Tax-Free Money Market Fund		2,227		1,996			0		0

***	Not in operation during the period.
THE SUBADVISERS
Each Subadviser is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. Each Subadviser, (excluding Alpha Equity Management LLC and Zevenbergen Capital Investments LLC), is a wholly-owned subsidiary of the Adviser. Alpha Equity Management LLC and Zevenbergen Capital Investments LLC are minority-owned subsidiaries of the Adviser.
The Subadvisers (excluding Alpha Equity Management LLC and Zevenbergen Capital Investments LLC) began operations on [March 31, 2008] and did not receive fees for the fiscal year ended March 31, 2008.

41

Alpha Equity Management LLC (”Alpha”) serves as the subadviser to the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund and manages the portfolios of the Funds on a day-to-day basis. Alpha was founded in 2007 through a transaction in which its predecessor organization (“Predecessor”) transferred all its investment advisory business to Alpha. This transfer included all of the personnel providing research and making investment decisions, senior management personnel overseeing the investment advisory business and the same control and compliance operations that existed at the Predecessor and manages equity hedge funds. The firm’s client base is comprised of hedge funds and related separately managed accounts. As a hedge fund manager, Alpha manages assets for a variety of institutions and individuals. Alpha selects, buys, and sells securities for the Funds under the supervision of the Adviser and the Board of Trustees. The principal business addresses of Alpha are 90 State House Square, Suite 1100, Hartford, CT 06103 and 405 Park Avenue, Suite 803, New York, NY 10022. The Predecessor was founded in 2000 and as of June 30, 2008, had approximately $[ ] million of assets under management.
The Adviser owns less than 25% of Alpha and the remainder of Alpha is owned by its employees.
For its subadvisory services, Alpha is entitled to receive an annual fee paid by the Adviser, which is calculated daily and paid quarterly by the Adviser, at an annual rate based on the average daily net assets of each of the each of the Funds as follows:

- International Equity 130/30 Fund:	0.75%
- Real Estate 130/30 Fund:	0.75%
- U.S. Equity 130/30 Fund:	0.66%
For the period (commencement of operations) through March 31, 2008, Alpha received subadvisory fees for the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund of $[ ], $[ ] and $[ ], respectively.
Ceredex Value Advisors LLC ( “Ceredex”) serves as the subadviser to the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund under the terms of an Investment Subadvisory Agreement between the Adviser and this Subadviser. For its subadvisory services, this Subadviser is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each Fund for which Ceredex provides advisory services.
Certium Asset Management LLC (”Certium”) serves as the subadviser to the International Equity Fund and International Equity Index Fund under the terms of an Investment Subadvisory Agreement between the Adviser and this Subadviser. For its subadvisory services, this Subadviser is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each Fund for which Certium provides advisory services.
IronOak Advisors LLC (”IronOak”) serves as the subadviser to the Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund under the terms of an Investment Subadvisory Agreement between the Adviser and this Subadviser. For its subadvisory services, this Subadviser is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each Fund for which IronOak provides advisory services.
Seix Investment Advisors LLC (“Seix”) serves as the subadviser to the High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund under the terms of an Investment Subadvisory Agreement between the Adviser and this Subadviser. For its subadvisory services, this Subadviser is entitled to receive an annual fee paid by the Adviser equal to 60% of the net advisory fee paid by each Fund for which Seix provides advisory services.

42

Silvant Capital Management LLC (“Silvant”) serves as the subadviser to the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund under the terms of an Investment Subadvisory Agreement between the Adviser and this Subadviser. For its subadvisory services, this Subadviser is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each Fund for which Silvant provides advisory services.
StableRiver Capital Management LLC (“StableRiver”) serves as the subadviser to the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Institutional Cash Management Fund, Institutional Municipal Cash Reserve Fund, Institutional U.S. Government Securities Fund, Institutional U.S. Treasury Securities Money Market Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund under the terms of an Investment Subadvisory Agreement between the Adviser and this Subadviser. For its subadvisory services, this Subadviser is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each Fund for which StableRiver provides advisory services.
Zevenbergen Capital Investments LLC ( “ZCI”) serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund and manages the portfolios of the Funds on a day-to-day basis. ZCI was founded in 1987 and manages domestic growth equity assets. The firm’s client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, ZCI manages assets for a variety of entities, including public funds, foundations, endowments, corporations, banking and thrift institutions and private individuals. ZCI selects, buys, and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Adviser has a controlling interest in ZCI.
For its services under the Subadvisory Agreement, ZCI is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, ZCI received subadvisory fees for the Aggressive Growth Stock Fund of $[ ], $1,946,000 and $661,000, respectively, and for the Emerging Growth Stock Fund of $[ ], $505,000 and $185,000, respectively.
Investment Subadvisory Agreement. The Adviser and each Subadviser have entered into separate investment subadvisory agreements (each a “Subadvisory Agreement”) under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of their respective Funds, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After an initial two year term, the continuance of each Subadvisory Agreement must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. Each Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

43

THE PORTFOLIO MANAGERS
Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). All information is as of March 31, 2008, except as otherwise noted.
Management of Other Accounts. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

		Number of Other Accounts			Other Accounts with
		Managed/			Performance-Based
		Total Assets in Accounts (millions)			Fees
Other
		Registered	Pooled		Number	Total
Portfolio	RidgeWorth Fund(s)	Investment	Investment	Other	&	Assets
Manager	Managed	Companies	Vehicles	Accounts	Category	(millions)
Charles B. Arrington	Mid-Cap Core Equity Fund
Brett Barner	Small Cap Value Equity Fund
George E. Calvert Jr.	Maryland Municipal Bond Fund
Virginia Intermediate Bond Fund
Chris Carter	Georgia Tax-Exempt Bond Fund
North Carolina Tax-Exempt Bond Fund
Robert Corner	Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Ultra-Short Bond Fund
U.S. Government Securities Ultra-Short Bond Fund
Chad Deakins	International Equity Fund
International Equity Index Fund
Large Cap Quantitative Fund

44

		Number of Other Accounts			Other Accounts with
		Managed/			Performance-Based
		Total Assets in Accounts (millions)			Fees
Other
		Registered	Pooled		Number	Total
Portfolio	RidgeWorth Fund(s)	Investment	Investment	Other	&	Assets
Manager	Managed	Companies	Vehicles	Accounts	Category	(millions)
Brook deBoutray	Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Vincent Fiormati	International Equity 130/30 Fund
Alan Gayle	Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Alan Gayle	Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
George Goudelias	Seix Floating Rate High Income Fund
Chris Guinther	Large Cap Growth Stock Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Michael Kirkpatrick	Seix High Yield Fund
Neil Kochen	International Equity 130/30 Fund
Real Estate 130/30 Fund
U.S. Equity 130/30 Fund
Jeffrey E. Markunas	Large Cap Core Equity Fund
Michael McEachern	High Income Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund

45

		Number of Other Accounts			Other Accounts with
		Managed/			Performance-Based
		Total Assets in Accounts (millions)			Fees
Other
		Registered	Pooled		Number	Total
Portfolio	RidgeWorth Fund(s)	Investment	Investment	Other	&	Assets
Manager	Managed	Companies	Vehicles	Accounts	Category	(millions)
Kevin Means	Real Estate 130/30 Fund
H. Rick Nelson	Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Ultra-Short Bond Fund
U.S. Government Securities Ultra-Short Bond Fund
Brian Nold	High Income Fund
Strategic Income Fund
Joe Ransom	Select Large Cap Growth Stock Fund
Mills Riddick	Large Cap Value Equity Fund
Michael Rieger	Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Total Return Bond Fund
U.S. Government Securities Fund
Michael A. Sansoterra	Large Cap Growth Stock
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Ron Schwartz	High Grade Municipal Bond Fund
Investment Grade Tax-Exempt Bond Fund
Chad Stephens	Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Ultra-Short Bond Fund
U.S. Government Securities Ultra-Short Bond Fund
Don Townsick	U.S. Equity 130/30 Fund

46

		Number of Other Accounts			Other Accounts with
		Managed/			Performance-Based
		Total Assets in Accounts (millions)			Fees
Other
		Registered	Pooled		Number	Total
Portfolio	RidgeWorth Fund(s)	Investment	Investment	Other	&	Assets
Manager	Managed	Companies	Vehicles	Accounts	Category	(millions)
Perry Troisi	Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Total Return Bond Fund
U.S. Government Securities Fund
Leslie Tubbs	Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Adrien Webb	Intermediate Bond Fund
Investment Grade Bond Fund
Strategic Income Fund
Total Return Bond Fund
Matthew Welden	International Equity Index Fund
Don Wordell	Mid-Cap Value Equity Fund
Scott Yushak	Mid-Cap Core Equity Fund
Nancy Zevenbergen	Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Potential Conflicts of Interest in Managing Multiple Accounts. A portfolio manager’s management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. Each Subadviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Subadviser believes is fair and equitable.

47

Portfolio Manager Compensation Structure. Portfolio managers earn competitive salaries and participate in an incentive bonus plan designed to retain high quality investment professionals. The portfolio managers receive a salary commensurate with the individual’s experience and responsibilities with the firm. Except as discussed below, incentive bonuses are based on the relative performance of the RidgeWorth Fund(s), and in some cases other investment products, managed or supervised by the investment professional, a quantitative scorecard that subjectively measures other performance attributes (such as corporate citizenship, contributions to the firm and adherence to compliance policies) and a business performance component.
Investment performance is determined by comparing the relevant RidgeWorth Fund’s pre-tax total returns to the returns of the relevant RidgeWorth Funds’ benchmarks and peer groups over multi-year periods, as applicable. Where portfolio managers manage multiple RidgeWorth Funds, each Fund is weighted based on its market value and its relative strategic importance to the Adviser. Other performance attributes are also based on a scorecard that objectively measures key performance attributes, which is then evaluated by management to determine the award amount.
As a tool to minimize personnel turnover, the portfolio manager’s incentive bonus will usually have one portion of the incentive paid promptly following the calendar year end and another portion subject to a mandatory deferral which vests over three years subject to the terms and conditions of the plan.
On occasion, a portfolio manager may receive a guaranteed incentive for a fixed period in conjunction with accepting a new position when the Subadviser fees it necessary to recruit the talent.
All full-time employees of a Subadviser, including the Funds’ portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:
• 401(k) Excess Plan — This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser’s parent company (SunTrust Banks, Inc.), were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.
• ERISA Excess Retirement Plan — This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.
• Voluntary Functional Incentive Plan Deferral — This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser’s annual incentive plans offer this provision to employees who meet the compensation criteria level.
• Restricted Stock Awards — Restricted stock awards are granted to certain select individuals on a case-by-case basis as a form of long-term compensation and as an additional incentive to retain these professionals. The awards often vest based on the recipient’s continued employment with the Subadviser, but these awards may also carry additional vesting requirements, including performance conditions.

48

Securities Ownership of Portfolio Managers. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as of March 31, 2008, except as otherwise noted.

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned
Charles Arrington	Mid-Cap Core Equity

Brett Barner	Small Cap Value Equity

Maryland Municipal Bond
George Calvert, Jr.	Virginia Intermediate Municipal Bond

Georgia Tax-Exempt Bond
Chris Carter	North Carolina Tax-Exempt Bond

Short-Term Bond
Short-Term U.S. Treasury Securities
U.S. Government Securities Ultra-Short Bond
Robert Corner	Ultra-Short Bond

Aggressive Growth Stock
Brooke de Boutray	Emerging Growth Stock

International Equity
International Equity Index
Chad Deakins	Large Cap Quantitative Equity

Vincent Fiormati	International Equity 130/30

Life Vision Aggressive Growth
Life Vision Conservative
Life Vision Growth and Income
Life Vision Moderate Growth
Life Vision Target Date 2025
Life Vision Target Date 2015
Alan Gayle	Life Vision Target Date 2035

George Goudelias	Seix Floating Rate High Income

Large Cap Growth Stock
Select Large Cap Growth Stock
Chris Guinther	Small Cap Growth Stock

Seix High Yield
International Equity 130/30
Mike Kirkpatrick	Real Estate 130/30

Neil Kochen	U.S. Equity 130/30

Jeff Markunas	Large Cap Core Equity

High Income
Seix Floating Rate High Income
Seix High Yield
Michael McEachern	Strategic Income

49

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned
Kevin Means	Real Estate 130/30
Short-Term Bond
Short-Term U.S. Treasury Securities
U.S. Government Securities Ultra-Short Bond
Rick Nelson	Ultra-Short Bond
High Income
Brian Nold	Strategic Income
Joe Ransom	Select Large Cap Growth Stock
Mills Riddick	Large Cap Value Equity
Limited Duration
Limited-Term Federal Mortgage Securities
Total Return Bond
Michael Rieger	U.S. Government Securities
Large Cap Growth Stock
Select Large Cap Growth Stock
Michael Sansoterra	Small Cap Growth Stock
High Grade Municipal Bond
Investment Grade Tax-Exempt Bond
Short-Term Bond
Short-Term U.S. Treasury Securities
U.S. Government Securities Ultra-Short Bond
Chad Stephens	Ultra-Short Bond
Don Townsick	U.S. Equity 130/30
Intermediate Bond
Investment Grade Bond
Limited Duration
Limited-Term Federal Mortgage Securities
Total Return Bond
Perry Troisi	U.S. Government Securities
Aggressive Growth Stock
Leslie Tubbs	Emerging Growth Stock
Intermediate Bond
Investment Grade Bond
Strategic Income
Adrien Webb	Total Return Bond
Matthew Welden	International Equity Index Fund
Don Wordell	Mid-Cap Value Equity
Scott Yuschak	Mid-Cap Core Equity

50

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned
Aggressive Growth Stock
Nancy Zevenbergen	Emerging Growth Stock
THE ADMINISTRATOR
General. Citi Fund Services Ohio, Inc. (the “Administrator”) serves as administrator of the Trust. Prior to the acquisition of the Administrator by a subsidiary of Citibank N.A. on August 1, 2007, the Administrator was known as BISYS Fund Services Ohio, Inc. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator provides administration services to other investment companies.
Master Services Agreement with the Trust. The Trust, RidgeWorth Variable Trust and the Administrator have entered into a master services agreement (the “Master Services Agreement”) effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002; fund accounting services, transfer agency services and shareholder services.
The Master Services Agreement shall remain in effect until July 31, 2010, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.
Administration Fees to be Paid to the Administrator. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the Trust and the RidgeWorth Variable Trust) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.
The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and RidgeWorth Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, (i) annual fee waivers and certain administrative services at an annual value of at least $950,000, and (ii) additional fee waivers of [$___] of its administrative fees annually for the remaining term of the Master Services Agreement. The waivers described in (i) above are not applied uniformly across the Funds. In certain instances, the waivers may be applied to Funds subject to a contractual expense limitation or cap. In other instances, the waivers may be applied to non-capped Funds on a voluntary basis. The application of the Administrator’s waivers to capped Funds decreases the Adviser’s obligation to reimburse the Funds for expenses incurred in excess of the expense cap. The administrative services described in (i) above include: (a) paying for certain legal expenses for the benefit of the Funds associated with fund administration matters such as mergers and acquisitions, proxy statements, exemptive relief, contract review, and preparation of filings and prospectuses with respect to the Funds; (b) providing certain shareholder services; and (c) AccessData services. The waivers described in (ii) above are applied pro rata to reduce the expenses of each Fund in the Trust and RidgeWorth Variable Trust. Such payments and fee waivers will not be recouped by the Administrator in subsequent years.
For the fiscal years ended March 31, 2008, March 31, 2007, and March 31, 2006, the Funds paid the following administrative fees to the Administrator:

51

	Fees Paid (in thousands)					Fees Waived (in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Aggressive Growth Stock Fund		$79		$28			$2		$7
Emerging Growth Stock Fund		21		8			9		2
Georgia Tax-Exempt Bond Fund		36		31			1		2
High Grade Municipal Bond Fund		44		49			12		0
High Income Fund		36		22			8		14
Institutional Cash Management Money Market Fund		855		786			32		15
Institutional Municipal Cash Reserve Money Market Fund		22		14			8		14
Institutional U.S. Government Securities Money Market Fund		231		241			9		3
Institutional U.S. Treasury Securities Money Market Fund		724		721			16		16
Intermediate Bond Fund		20		18			2
International Equity 130/30 Fund			***		***			***		***
International Equity Fund		270		181			7		68
International Equity Index Fund		223		164			17		59
Investment Grade Bond Fund		114		153			3		16
Investment Grade Tax-Exempt Bond Fund		91		85			2		1
Large Cap Core Equity Fund		409		353			9		23
Large Cap Quantitative Equity Fund		82		43			2		0
Large Cap Value Equity Fund		232		237			6		44
Life Vision Aggressive Growth Fund		16		14			0		5
Life Vision Conservative Fund		2		2			1		2
Life Vision Growth and Income Fund		34		30			1		7
Life Vision Moderate Growth Fund		48		43			1		8
Life Vision Target Date 2015 Fund		0		0			0		0
Life Vision Target Date 2025 Fund		1		0			0		0
Life Vision Target Date 2035 Fund		0		0			0		0
Limited Duration Fund		18		24
Limited-Term Federal Mortgage Securities Fund		104		103			3		15
Maryland Municipal Bond Fund		10		11			0		2
Mid-Cap Core Equity Fund		102		82			2		32
Mid-Cap Value Equity Fund		67		57			2		15
North Carolina Tax-Exempt Bond Fund		11		11			0		0
Prime Quality Money Market Fund		2,020		1,545			52		175
Real Estate 130/30 Fund			***		***			***		***
Seix Floating Rate High Income Fund		104		2			17		2
Seix High Yield Fund		312		327			7
Select Large Cap Growth Stock Fund		26		39			6		24

52

	Fees Paid (in thousands)					Fees Waived (in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Short-Term Bond Fund		90		79			2		11
Short-Term U.S. Treasury Securities Fund		18		25			0		15
Small Cap Growth Stock Fund		344		348			45		69
Small Cap Value Equity Fund		189		201			4		12
Strategic Income Fund		45		80			12		7
Tax Exempt Money Market Fund		475		446			10			***
Total Return Bond Fund		138		102			3
U.S. Equity 130/30 Fund			***		***			***		***
U.S. Government Securities Fund		117		95			3		9
U.S. Government Securities Money Market Fund		192					5
U.S. Government Securities Ultra-Short Bond Fund		9		15			5		10
U.S. Treasury Money Market Fund		352		387			7		6
Ultra-Short Bond Fund		40		59			6		8
Virginia Intermediate Municipal Bond Fund		52		47			11		3
Virginia Tax Free Money Market Fund		141		131			3		0

***	Not in operation during the period.
THE DISTRIBUTOR
[The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Prior to its acquisition by Foreside Distributors, LLC on August 1, 2007, the Distributor was known as BISYS Fund Services Limited Partnership (“BISYS”). ]Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. [The Distributor receives an annual fee of $37,500, which will be borne by the Investment Adviser, for the services it performs pursuant to the Distribution Agreement.] In addition, the A Shares of the Funds have a distribution and service plan (the “A Plan”), the B Shares of the Funds have a distribution and service plan (the “B Plan”), and the C Shares of the Funds have a distribution and service plan (the “C Plan”).
The continuance of a distribution agreement must be specifically approved at least annually (i) by the vote of the trustees or by a vote of the shareholders of the funds and (ii) by the vote of a majority of the trustees who are not parties to such distribution agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. A distribution agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the trustees, the distributor, or, with respect to any fund, by a majority of the outstanding shares of that fund, upon 60 days written notice by either party. The Distributor has no obligation to sell any specific quantity of Fund shares.

53

For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

	Aggregate Sales Charge Payable					Amount Retained by Distributor
	to Distributor (in thousands)					(in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Aggressive Growth Stock Fund		$0		$1			$0		$0
Emerging Growth Stock Fund		1		0			0		0
Georgia Tax-Exempt Bond Fund		0		0			0		0
High Grade Municipal Bond Fund		0		2			0		0
High Income Fund		1		3			0		0
Intermediate Bond Fund		0		0			0		0
International Equity 130/30 Fund			***		***			***		***
International Equity Fund		9		5			0		0
International Equity Index Fund		5		5			0		0
Investment Grade Bond Fund		0		3			0		0
Investment Grade Tax-Exempt Bond Fund		0		8			0		0
Large Cap Core Equity Fund		8		15			0		0
Large Cap Growth Stock Fund		17		20			0		0
Large Cap Quantitative Equity Fund		1		5			0		0
Large Cap Value Equity Fund		11		18			0		0
Life Vision Aggressive Growth Fund		6		14			0		0
Life Vision Conservative Fund		1		7			0		0
Life Vision Growth and Income Fund		41		71			0		0
Life Vision Moderate Growth Fund		27		54			0		0
Life Vision Target Date 2015 Fund		0		0			0		0
Life Vision Target Date 2025 Fund		1		0			0		0
Life Vision Target Date 2035 Fund		0		0			0		0
Limited Duration Fund		0		0			0		0
Limited-Term Federal Mortgage Securities Fund		0		2			0		0

54

	Aggregate Sales Charge Payable					Amount Retained by Distributor
	to Distributor (in thousands)					(in thousands)
Fund*	2008	2007		2006		2008	2007		2006
Maryland Municipal Bond Fund		0		5			0		0
Mid-Cap Core Equity Fund		2		7			0		0
Mid-Cap Value Equity Fund		4		5			0		0
North Carolina Tax-Exempt Bond Fund		0		0			0		0
Prime Quality Money Market Fund		0		0			0		0
Real Estate 130/30 Fund			***		***			***		***
Seix Floating Rate High Income Fund		11		0			0		0
Seix High Yield Fund		6		25			0		0
Select Large Cap Growth Stock Fund		0		0			0		0
Short-Term Bond Fund		0		3			0		0
Short-Term U.S. Treasury Securities Fund		0		0			0		0
Small Cap Growth Stock Fund		9		37			0		0
Small Cap Quantitative Equity Fund		0			***		0		0
Small Cap Value Equity Fund		0		2			0		0
Strategic Income Fund		0		7			0		0
Tax-Exempt Money Market Fund		0		0			0		0
Total Return Bond Fund		0		0			0		0
U.S. Equity 130/30 Fund			***		***			***		***
U.S. Government Securities Fund		0		0			0		0
U.S. Government Securities Money Market Fund		0		0			0		0
U.S. Treasury Money Market Fund		0		0			0		0
Virginia Intermediate Municipal Bond Fund		1		0			0		0
Virginia Tax Free Money Market Fund		0		0			0		0

***	Not in operation during the period.
The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A Shares:

55

		More	More	More	More
		than	than	than	than
		$50,000	$100,000	$250,000	$500,000
	Less	but less	but less	but less	but less
	than	than	than	than	than	$1,000,000
Funds	$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund	5.00%	4.00%	3.00%	2.00%	1.75%	0.00%
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund
U.S. Equity 130/30 Fund
Georgia Tax-Exempt Bond Fund	4.00%	3.75%	2.75%	2.00%	1.75%	0.00%
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Life Vision Conservative Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund

56

		More	More	More	More
		than	than	than	than
		$50,000	$100,000	$250,000	$500,000
	Less	but less	but less	but less	but less
	than	than	than	than	than	$1,000,000
Funds	$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
Virginia Intermediate Municipal Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix Floating Rate High Income Fund	2.25%	2.00%	1.75%	1.50%	1.25%	0.00%
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
U.S. Government Securities Fund

*	While investments of more than $1,000,000 are not subject to a front-end sales charge, the Distributor may pay Dealers commissions ranging from 0.25% to 1.00% on such purchases.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the B Shares:

	Aggregate Sales Charge Payable			Amount Retained by Distributor
	to Distributor (in thousands)			(in thousands)
Fund	2008	2007	2006	2008	2007	2006
Life Vision Aggressive Growth Fund		$0	$12		$0	$0
Life Vision Conservative Fund		0	5		0	0
Life Vision Growth and Income Fund		0	46		0	0
Life Vision Moderate Growth Fund		0	23		0	0
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the C Shares:

	Aggregate Sales Charge
	Payable to Distributor (in			Amount Retained by
	thousands)			Distributor (in thousands)
Fund**	2008	2007	2006	2008	2007	2006
Aggressive Growth Stock Fund		$1	$1		$0	$0
Emerging Growth Stock Fund		0	0		0	0
Georgia Tax-Exempt Bond Fund		0	2		0	0
High Grade Municipal Bond Fund		0	0		0	0

57

	Aggregate Sales Charge
	Payable to Distributor (in					Amount Retained by
	thousands)					Distributor (in thousands)
Fund**	2008	2007		2006		2008	2007		2006
High Income Fund		6		3			0		0
Intermediate Bond Fund		0		1			0		0
International Equity 130/30 Fund			***		***			***		***
International Equity Fund		2		2			0		0
International Equity Index Fund		2		1			0		0
Investment Grade Bond Fund		1		3			0		0
Investment Grade Tax-Exempt Bond Fund		0		1			0		0
Large Cap Core Equity Fund		11		10			0		0
Large Cap Growth Stock Fund		4		5			0		0
Large Cap Quantitative Equity Fund		1		2			0		0
Large Cap Value Equity Fund		4		3			0		0
Life Vision Aggressive Growth Fund		4		4			0		0
Life Vision Conservative Fund		2		2			0		0
Life Vision Growth and Income Fund		21		12			0		0
Life Vision Moderate Growth Fund		6		4			0		0
Life Vision Target Date 2015 Fund		0		0			0		0
Life Vision Target Date 2025 Fund		0		0			0		0
Life Vision Target Date 2035 Fund		0		0			0		0
Limited-Term Federal Mortgage Securities Fund		0		0			0		0
Maryland Municipal Bond Fund		0		0			0		0
Mid-Cap Core Equity Fund		2		4			0		0
Mid-Cap Value Equity Fund		3		1			0		0
North Carolina Tax-Exempt Bond Fund		0		0			0		0
Prime Quality Money Market Fund		0		0			0		0
Real Estate 130/30 Fund			***		***			***		***
Seix High Yield Fund		3		15			0		0
Select Large Cap Growth Stock Fund		3		3			0		0
Short-Term Bond Fund		0		0			0		0
Short-Term U.S. Treasury Securities Fund		1		1			0		0
Small Cap Growth Stock Fund		7		10			0		0
Small Cap Quantitative Equity Fund		0		0			0		0
Small Cap Value Equity Fund		3		4			0		0
Strategic Income Fund		2		2			0		0
Total Return Bond Fund		0		0			0		0
Virginia Intermediate Municipal Bond Fund		0		0			0		0

58

	Aggregate Sales Charge
	Payable to Distributor (in					Amount Retained by
	thousands)					Distributor (in thousands)
Fund**	2008	2007		2006		2008	2007		2006
U.S. Equity 130/30 Fund			***		***			***		***
U.S. Government Securities Fund		0		0			0		0

***	Not in operation during the period.
     A Shares, B Shares and C Shares Distribution Plans
The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

		Maximum Amount of
		A Plan Distribution
		and Service Fee
	Maximum	Payable for
	A Plan Distribution	Shareholder
Fund	and Service Fee	Services*
Aggressive Growth Stock Fund	0.35%	0.25%
Emerging Growth Stock Fund	0.35%	0.25%
Georgia Tax-Exempt Bond Fund	0.18%	0.15%
High Grade Municipal Bond Fund	0.18%	0.15%
High Income Fund	0.30%	0.25%
Intermediate Bond Fund	0.25%	0.25%
International Equity 130/30 Fund	0.35%	0.25%
International Equity Fund	0.33%	0.25%
International Equity Index Fund	0.35%	0.25%
Investment Grade Bond Fund	0.35%	0.25%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.25%
Large Cap Core Equity Fund	0.25%	0.25%
Large Cap Growth Stock Fund	0.35%	0.25%
Large Cap Quantitative Equity Fund	0.25%	0.25%
Large Cap Value Equity Fund	0.33%	0.25%
Life Vision Aggressive Growth Fund	0.35%	0.25%
Life Vision Conservative Fund	0.35%	0.25%
Life Vision Growth and Income Fund	0.35%	0.25%
Life Vision Moderate Growth Fund	0.35%	0.25%
Life Vision Target Date 2015 Fund	0.35%	0.25%
Life Vision Target Date 2025 Fund	0.35%	0.25%
Life Vision Target Date 2035 Fund	0.35%	0.25%
Limited-Term Federal Mortgage	0.23%	0.15%

59

		Maximum Amount of
		A Plan Distribution
		and Service Fee
	Maximum	Payable for
	A Plan Distribution and	Shareholder
Fund	Service Fee	Services*
Securities Fund
Maryland Municipal Bond Fund	0.15%	0.15%
Mid-Cap Core Equity Fund	0.35%	0.25%
Mid-Cap Value Equity Fund	0.35%	0.25%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Prime Quality Money Market Fund	0.20%	0.15%
Real Estate 130/30 Fund	0.35%	0.25%
Seix Floating Rate High Income Fund	0.35%	0.25%
Seix High Yield Fund	0.25%	0.25%
Select Large Cap Growth Stock Fund	0.35%	0.25%
Short-Term Bond Fund	0.23%	0.15%
Short-Term U.S. Treasury Securities Fund	0.18%	0.15%
Small Cap Growth Stock Fund	0.35%	0.25%
Small Cap Quantitative Equity Fund	0.35%	0.25%
Small Cap Value Equity Fund	0.33%	0.25%
Strategic Income Fund	0.35%	0.25%
Tax-Exempt Money Market Fund	0.15%	0.15%
Total Return Bond Fund	0.25%	0.25%
U.S. Equity 130/30 Fund	0.35%	0.25%
U.S. Government Securities Fund	0.35%	0.25%
U.S. Government Securities Money Market Fund	0.17%	0.15%
U.S. Treasury Money Market Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Virginia Tax-Free Money Market Fund	0.20%	0.15%

*	Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.
The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

		Maximum Amount of
		A Plan Distribution
	Current A Plan	and Service Fee
	Distribution and Service	Allocated for
Fund	Fee	Shareholder Services
Aggressive Growth Stock Fund	0.30%	0.25%
Emerging Growth Stock Fund	0.30%	0.25%
Georgia Tax-Exempt Bond F Fund und	0.15%	0.15%

60

		Maximum Amount of
		A Plan Distribution
	Current A Plan	and Service Fee
	Distribution and Service	Allocated for
Fund	Fee	Shareholder Services
High Grade Municipal Bond	0.15%	0.15%
High Income Fund	0.30%	0.25%
Intermediate Bond Fund	0.25%	0.25%
International Equity 130/30 Fund	0.30%	0.25%
International Equity Fund	0.30%	0.25%
International Equity Index Fund	0.30%	0.25%
Investment Grade Bond Fund	0.30%	0.25%
Investment Grade Tax-Exempt Bond Fund	0.30%	0.25%
Large Cap Core Equity Fund	0.25%	0.25%
Large Cap Growth Stock Fund	0.30%	0.25%
Large Cap Quantitative Equity Fund	0.25%	0.25%
Large Cap Value Equity Fund	0.30%	0.25%
Life Vision Aggressive Growth Fund	0.30%	0.25%
Life Vision Conservative Fund	0.30%	0.25%
Life Vision Growth and Income Fund	0.30%	0.25%
Life Vision Moderate Growth Fund	0.30%	0.25%
Life Vision Target Date 2015 Fund	0.30%	0.25%
Life Vision Target Date 2025 Fund	0.30%	0.25%
Life Vision Target Date 2035 Fund	0.30%	0.25%
Limited-Term Federal Mortgage Securities Fund	0.20%	0.15%
Maryland Municipal Bond Fund	0.15%	0.15%
Mid-Cap Core Equity Fund	0.30%	0.25%
Mid-Cap Value Equity Fund	0.30%	0.25%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Prime Quality Money Market Fund	0.15%	0.15%
Real Estate 130/30 Fund	0.30%	0.25%
Seix Floating Rate High Income Fund	0.30%	0.25%
Seix High Yield Fund	0.25%	0.25%
Select Large Cap Growth Stock Fund	0.30%	0.25%
Short-Term Bond Fund	0.20%	0.15%
Short-Term U.S. Treasury Securities Fund	0.18%	0.15%
Small Cap Growth Stock Fund	0.30%	0.25%
Small Cap Quantitative Equity Fund	0.30%	0.25%
Small Cap Value Equity Fund	0.25%	0.25%
Strategic Income Fund	0.30%	0.25%
Tax-Exempt Money Market Fund	0.15%	0.15%
Total Return Bond Fund	0.25%	0.25%
U.S. Equity 130/30 Fund	0.30%	0.25%
U.S. Government Securities Fund	0.30%	0.25%
U.S. Government Securities Money Market Fund	0.15%	0.15%

61

		Maximum Amount of
		A Plan Distribution
	Current A Plan	and Service Fee
	Distribution and Service	Allocated for
Fund	Fee	Shareholder Services
U.S. Treasury Money Market Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Virginia Tax-Free Money Market Fund	0.15%	0.15%
In addition, the Distribution Agreement, the B Plan and the C Plan adopted by the Trust provide that B Shares and C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to B Shares or C Shares shareholders or their customers who beneficially own B Shares or C Shares. In addition, B Shares and C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.
Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.
The Trust has adopted the A Plan, the B Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan, the B Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.
There is no sales charge on purchases of B Shares or C Shares, but B Shares and C Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the C Plan, B Shares and C Shares are subject to an

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ongoing distribution and service fee calculated on each Fund’s aggregate average daily net assets attributable to its B Shares or C Shares.
For the fiscal year ended March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the A Plan:

Amount Paid
Fund	(in thousands)
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
North Carolina Tax-Exempt Bond Fund
Prime Quality Money Market Fund
Real Estate 130/30 Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Select Large Cap Growth Stock Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund
Strategic Income Fund

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Amount Paid
Fund	(in thousands)
Tax-Exempt Money Market Fund
Total Return Bond Fund
U.S. Equity 130/30 Fund
U.S. Government Securities Fund
U.S. Government Securities Money Market Fund
U.S. Treasury Money Market Fund
Virginia Intermediate Municipal Bond Fund
Virginia Tax-Free Money Market Fund
For the fiscal year ended March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the B Plan:

Amount Paid
Fund	(in thousands)
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
For the fiscal year ended March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the C Plan:

Amount Paid
Fund	(in thousands)
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund

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Amount Paid
Fund	(in thousands)
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
North Carolina Tax-Exempt Bond Fund
Prime Quality Money Market Fund
Real Estate 130/30 Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Select Large Cap Growth Stock Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund
Strategic Income Fund
Tax-Exempt Money Market Fund
Total Return Bond Fund
U.S. Equity 130/30 Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares (purchased prior to August 1, 2005), unless otherwise agreed upon by the Distributor and such broker-dealer.

	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment –	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
Equity Funds
Aggressive Growth Stock Fund	0.25%	1.00%	1.00%
Emerging Growth Stock Fund	0.25%	1.00%	1.00%
Intermediate Bond Fund	0.25%	1.00%	1.00%
International Equity 130/30 Fund	0.25%	1.00%	1.00%

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	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment –	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
International Equity Fund	0.25%	1.00%	1.00%
International Equity Index Fund	0.25%	1.00%	1.00%
Large Cap Core Equity Fund	0.25%	1.00%	1.00%
Large Cap Growth Stock Fund	0.25%	1.00%	1.00%
Large Cap Quantitative Equity Fund	0.25%	1.00%	1.00%
Large Cap Value Equity Fund	0.25%	1.00%	1.00%
Life Vision Aggressive Growth Fund	0.25%	1.00%	1.00%
Life Vision Conservative Fund	0.25%	1.00%	1.00%
Life Vision Growth and Income Fund	0.25%	1.00%	1.00%
Life Vision Moderate Growth Fund	0.25%	1.00%	1.00%
Life Vision Target Date 2015 Fund	0.25%	n/a	n/a
Life Vision Target Date 2025 Fund	0.25%	n/a	n/a
Life Vision Target Date 2035 Fund	0.25%	n/a	n/a
Mid-Cap Core Equity Fund	0.25%	1.00%	1.00%
Mid-Cap Value Equity Fund	0.25%	1.00%	1.00%
Real Estate 130/30 Fund	0.25%	1.00%	1.00%
Select Large Cap Growth Stock Fund	0.25%	1.00%	1.00%
Small Cap Growth Stock Fund	0.25%	1.00%	1.00%
Small Cap Quantitative Equity Fund	0.25%	1.00%	1.00%
Small Cap Value Equity Fund	0.25%	1.00%	1.00%
U.S. Equity 130/30 Fund	0.25%	1.00%	1.00%
Fixed Income Funds
Georgia Tax-Exempt Bond Fund	0.15%	1.00%	1.00%
High Grade Municipal Bond Fund	0.15%	1.00%	1.00%
High Income Fund	0.25%	1.00%	1.00%
Investment Grade Bond Fund	0.25%	1.00%	1.00%
Investment Grade Tax-Exempt Bond Fund	0.25%	1.00%	1.00%
Limited Duration Fund	0.25%	1.00%	1.00%
Limited Term Federal Mortgage Securities Fund	0.15%	1.00%	1.00%

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	Annual Payout
	12(b)-1		Annual Payout
	Effective		12(b)-1 Effective
	Immediately	Initial Payment –	in the 13th Month
Fund	(A)*	At Time Of Sale (C)	(C)**
Maryland Municipal Bond Fund	0.15%	1.00%	1.00%
North Carolina Tax-Exempt Bond Fund	0.15%	1.00%	1.00%
Seix Floating Rate High Income Fund	0.25%	1.00%	1.00%
Seix High Yield Fund	0.25%	1.00%	1.00%
Short Term Bond Fund	0.15%	1.00%	1.00%
Short-Term U.S. Treasury Securities Fund	0.15%	1.00%	1.00%
Strategic Income Fund	0.25%	1.00%	1.00%
Total Return Bond Fund	0.25%	1.00%	1.00%
U.S. Government Securities Fund	0.25%	1.00%	1.00%
U.S. Government Securities Ultra-Short Bond Fund	n/a	1.00%	1.00%
Virginia Intermediate Municipal Bond Fund	0.15%	1.00%	1.00%
Money Market Fund
Prime Quality Money Market Fund	n/a	n/a	1.00%

*	Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).

Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares purchased beginning August 1, 2005, an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%.

**	The Class C Contingent Deferred Sales Charge (“CDSC”) will be waived for certain retirement plan providers (“Intermediary”) with whom the Trust has entered into an administrative arrangement under which the Intermediary agrees to provide certain recordkeeping or administrative services. Under such arrangements, the Trust will not pay an upfront commission, rather the Trust shall pay (or cause to be paid) asset-based compensation to the Intermediary of up to 1.00% annually of the average daily net assets of the plan assets invested in Class C shares of the Funds (of which 0.25% consists of the Distribution Plan service fee).
Participation Payment Program. The Adviser, the Subadviser and their affiliates may make payments to certain intermediaries for marketing support services, including business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer. These payments are made to intermediaries that are registered as holders of record or dealers of record for accounts in a Fund. These payments are generally based on one or more of the following factors: average net assets of the Funds attributable to that intermediary, gross or net sales of the Funds attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its

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representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. The Adviser, the Subadviser and their affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the intermediary. [As of August 1, 2008 no intermediaries are currently receiving participation payment program payments.]
Shareholder Servicing Plans. The Trust has adopted a shareholder service plan for the Institutional U.S. Treasury Securities Money Market Fund’s Corporate Trust Shares (the “Service Plan”). Under the Service Plan, the Institutional U.S. Treasury Securities Money Market Fund will pay [financial intermediaries/banks] ([“Intermediaries”/”Banks”) a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares. [ ] may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Institutional U.S. Treasury Securities Money Market Fund paid the following amount pursuant to the Service Plan:

	Fees – Amount Paid (in thousands)			Fees – Amount Waived ($)
Fund	2008	2007	2006	2008	2007	2006
Institutional U.S. Treasury Securities Money Market Fund		$5,159	4,603		$0	$0
THE TRANSFER AGENT
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.
THE CUSTODIAN
SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity 130/30, International Equity, International Equity Index, Real Estate 130/30, Strategic Income, U.S. Equity 130/30 and the Institutional Cash Management Money Market Fund. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds.
Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity 130/30, International Equity, International Equity Index, Real Estate 130/30, Strategic Income, U.S. Equity 130/30, Institutional Cash Management Money Market, [Institutional U.S. Government Securities Money Market and Institutional U.S. Treasury Securities Money Market] Funds.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ], located at 100 East Broad Street, Columbus, OH 43215, serves as the Trust’s independent registered public accounting firm.

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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.
TRUSTEES AND OFFICERS OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.
Members of the Board. Set forth below are the names, ages, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the RidgeWorth Variable Trust which is comprised of five series. None of the Trustees of the Trust are considered “interested persons” as that term is defined in the 1940 Act.

				Number of
				Portfolios in
		Term of		the
		Office		RidgeWorth
	Position	and	Principal	Fund
Name, Business	Held	Length of	Occupation(s)	Complex
Address, State of	With the	Time	During the Past 5	Overseen by	Other Directorships
Residence, Ages	Trust	Served	Years	Trustees	Held By Trustee
Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 58	Trustee	Indefinite; since January 2007	Chief Operating Officer (Cedar Brook Financial Partners LLC) (2008-present). Retired (2006-2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	57	None

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 65	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	57	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods

Sidney E. Harris 3435 Stelzer Road Columbus, OH	Trustee	Indefinite; since November	Professor (since 1997), Dean (1997-2004), J. Mack	57	Total System Services, Inc.

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				Number of
				Portfolios in
		Term of		the
		Office		RidgeWorth
	Position	and	Principal	Fund
Name, Business	Held	Length of	Occupation(s)	Complex
Address, State of	With the	Time	During the Past 5	Overseen by	Other Directorships
Residence, Ages	Trust	Served	Years	Trustees	Held By Trustee
43219 (Georgia) Age: 59	Trustee	2004	Robinson College of Business, Georgia State University

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	57	WellPoint, Inc; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 50	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999 – 2007), The Coca-Cola Company	57	None

Clarence H. Ridley* 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 66	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	57	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 73	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	57	None

*	Prior to May 12, 2008 Mr. Ridley was deemed to be an “interested person” of the Trust as that term is defined in the 1940 Act because he owned stock in SunTrust Banks Inc., the parent company of the Adviser. As of May 12, 2008 he had divested himself of that stock and was no longer deemed an “interested person” of the Trust.

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Board Committees. The Board has established the following committees:
•	Audit Committee. The Board’s Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms’ opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Biggar, Harris and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [ ] times in the most recently completed fiscal year.

•	Governance and Nominating Committee. The Board’s Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Guynn, Harris, Jobe and Ridley currently serve as members of the Nominating Committee. The Governance and Nominating

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Committee meets periodically as necessary. The Governance and Nominating Committee met [ ] during the most recently completed fiscal year.
•	Valuation Committee. The Board has established the Trust’s Valuation Committee, which is composed of two Trustees, as non-voting members, and various representatives of the Trust’s service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee’s determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met [ ] times during the most recently completed fiscal year.
Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The “Family of Investment Companies” referenced in the table consists of the Trust and the RidgeWorth Variable Trust.

Aggregate Dollar
Range of Shares in All
Investment Companies
Overseen By Trustee in
Family of Investment
Trustee	Dollar Range of Fund Shares	Companies
Jeffrey M. Biggar	Life Vision Aggressive Growth Fund Life Vision Growth and Income Fund Life Vision Moderate Growth Fund	Over $100,000
George C. Guynn*	None	None
Sidney E. Harris	Emerging Growth Stock Fund Georgia Tax-Exempt Bond Fund International Equity Fund Investment Grade Tax-Exempt Bond Fund Prime Quality Money Market Fund	Over $100,000
Warren Jobe	Prime Quality Money Market Fund Small Cap Growth Stock Fund	[TBD]
Connie D. McDaniel	Large Cap Core Equity Fund Mid-Cap Core Equity Fund Prime Quality Money Market Fund Small Cap Growth Stock Fund	Over $100,000
Clarence H. Ridley*	Institutional Cash Management Money Market Fund Small Cap Value Equity Fund Tax-Exempt Money Market Fund	$50,001-$100,000
Charles D. Winslow	Aggressive Growth Stock Fund Large Cap Growth Stock Fund Large Cap Value Equity Fund Small Cap Growth Stock Fund	$50,001-$100,000

*	Mr. Guynn became a Trustee on January 30, 2008.

Prior to May 12, 2008 Mr. Ridley was deemed to be an “interested person” of the Trust as that term is defined in the 1940 Act because he owned stock in SunTrust Banks Inc., the parent company of the Adviser. As of

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May 12, 2008 he had divested himself of that stock and was no longer deemed an “interested person” of the Trust.
As of [June 30], 2008, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of each class of each Fund.
Board Compensation. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2008. The “Fund Complex” referenced in the table consists of the Trust and the RidgeWorth Variable Trust.

Pension or
Retirement
		Benefits	Estimated
	Aggregate	Accrued as Part	Annual Benefits	Total Compensation From
	Compensation from	of Fund	Upon	the Trust and Fund
Name of Trustee	the Trust ($)[1]	Expenses	Retirement	Complex ($)
Independent Trustees
Jeffrey M. Biggar[2]		N/A	N/A
F. Wendell Gooch[2]		N/A	N/A
George C. Guynn[2]
Sidney E. Harris		N/A	N/A
Warren Y. Jobe		N/A	N/A
Connie McDaniel		N/A	N/A
Clarence H. Ridley[3]		N/A	N/A
James O. Robbins		N/A	N/A
Charles D. Winslow		N/A	N/A

[1]	Amounts include payments deferred by Trustees for the fiscal year ended March 31, 2008. The total amount of deferred compensation (including interest) accrued for the Trustees is as follows: Biggar ($), Gooch ($), Harris ($) and Robbins ($).

[2]	Mr. Guynn became a Trustee on January 30, 2008. Mr. Robbins is deceased and Mr. Gooch retired as Trustees on December 31, 2007.

[3]	Prior to May 12, 2008 Mr. Ridley was deemed to be an “interested person” of the Trust as that term is defined in the 1940 Act because he owned stock in SunTrust Banks Inc., the parent company of the Adviser. As of May 12, 2008 he had divested himself of that stock and was no longer deemed an “interested person” of the Trust.
Deferred Compensation Plan. A Deferred Compensation Plan designed to comply with section 409A of the Internal Revenue Code was in effect during the fiscal year ended March 31, 2008. Pursuant to the Deferred Compensation Plan, each Trustee could elect to defer receipt of between 30% to 100% of his or her aggregate annual compensation from the Trust and the RidgeWorth Variable Trust, and such amount was placed into a deferral account. Deferred amounts accumulated at an earnings rate determined by the return of one or more Funds as designated by the Trustees. Amounts deferred and accumulated earning on such amounts are unfunded and are general unsecured liabilities of the Trust and the RidgeWorth Variable Trust until paid to the Trustees. The Board terminated the Deferred Contribution Plan effective May 20, 2008.
Trust Officers. The officers of the Trust, their respective ages, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which Citi Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and

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hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

	Position(s)	Term of Office
Name, Address	Held with	and Length
and Ages	Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Officers:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Capital Management, Inc. (since 2004); Relationship Manager, SEI Investments (financial services) (1994 – 2004)

Age: 35

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303	Vice President; Chief Compliance Officer	One year; since May 2008;	Managing Director and Chief Compliance Officer, RidgeWorth Capital Management, Inc. (since July 2005); [Employment from 2003-July 2005]

Age: 46

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303	Vice President; Deputy Chief Compliance Officer	One year; since [June ] 2008	[Title] RidgeWorth Capital Management, Inc. (since [Month], 2008); Employee of BB&T Asset Management, Inc. (from 2007 to [Month], 2008); Employee of BISYS Fund Services Ohio, Inc. (from 1996-2007)

Age: [ ]

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration, employee of Citi Fund Services Ohio, Inc. (since 1994)

Age: 44

Aaron J. Masek 3435 Stelzer Road Columbus, OH 43219	Assistant Treasurer	One year; since May 2008	Senior Vice President, Fund Administration, employee of Citi Fund Services Ohio, Inc. (since 1997)

Age: [34]

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219	Secretary and Chief Legal Officer	One year; since February 2005	Senior Vice President, Regulatory Administration, employee of Citi Fund Services (since 2004); Employee of Investors Bank & Trust Company (1999-2004)

Age: 62

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	Position(s)	Term of Office
Name, Address	Held with	and Length
and Ages	Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219	Assistant Secretary	One year; since February 2008	Vice President, Regulatory Administration, employee of Citi Fund Services Ohio, Inc. (since 2006); Employee of CitiStreet LLC (from June 2004 to May 2005); Employee of Fidelity Investments (from 1987 through 2001).

Age: 43
PURCHASING AND REDEEMING SHARES
Purchases and redemptions of shares of the Equity Funds and Bond Funds may be made on any day the New York Stock Exchange (“NYSE”) is open for business. The Trust reserves the right to open the Bond Funds when the principal bond markets are open for business even if the NYSE is closed. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve Bank of New York (the “Fed”) are open for settlement. The Trust reserves the right to open the Money Market Funds when the Fed is open for settlement and/or the principal bond markets are open for business even if the NYSE is closed. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the Fed and the principal bond markets are closed on the same days that the NYSE is closed except for Good Friday. In addition, the Fed and the principal bond markets are closed on the days that Columbus Day and Veterans Day are observed.
It is currently the Trust’s policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period. The Board has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust’s investment portfolios.
The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.
The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser. “Immediate Family” means a spouse, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees or employees of the Adviser and their respective immediate family members.

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The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.
As of April 30, 2004 (the “Close Date”), shares of the Small Cap Value Equity Fund are no longer available to new investors; existing shareholders may continue to invest in the Fund. An existing shareholder is defined as follows:
•	Individual investors in the Fund on the Close Date;

•	All other for-profit or not-for-profit entities with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

•	401(k) plans with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

•	Defined benefit plans with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

•	Pension plans with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date; and

•	Non-qualified plans with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date.
All of the above referenced shareholders are permitted to make new investments in the Fund. This includes beneficial owners, whether new or existing, of the existing 401(k) plans, defined benefit plans, pension plans and non-qualified plans.
As of August 1, 2005, B Shares are not available for purchase, except through dividend or distribution reinvestments in B Shares and exchanges of B Shares of one Fund for B Shares of another Fund.
Rights of Accumulation. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.
The funds will combine the value of your current purchases with the current market value of any shares previously purchased for
•	your individual account(s),

•	your spouse’s account(s),

•	joint account(s) with your spouse,

•	your minor children’s trust or custodial accounts.
A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children’s ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

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Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75% for the following Funds:
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2030 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
U.S. Equity 130/30 Fund
4.75% for the following Funds:
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund

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Investment Grade Tax-Exempt Bond Fund
Life Vision Conservative Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund
Ultra-Short Bond Fund
Virginia Intermediate Municipal Bond Fund
And 2.50% for the following Funds:
Limited-Term Federal Mortgage Securities Fund
Seix Floating Rate High Income Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).
DETERMINATION OF NET ASSET VALUE
General Policy. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts’ Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.
Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except securities traded on NASDQ), including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price, or if such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used.
Money Market Securities and other Debt Securities. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt

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securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees.
The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) as provided by an independent pricing service approved by the Trust’s Board of Trustees.
Use of Third-Party Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. If a security price cannot be obtained from an independent pricing service, the Trust’s accounting agent will seek to obtain a bid price from at least one independent broker.
Investments in other investment companies are valued at their respective daily net asset values.
Amortized Cost Method of Valuation. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.
A Fund’s use of amortized cost and the maintenance of a Fund’s net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder’s account and to offset each shareholder’s pro rata portion of such loss or liability from the shareholder’s accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

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TAXES
The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust’s prospectuses is not intended as a substitute for careful tax planning.
Federal Income Tax
This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company (“RIC”) under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of the Fund’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.
If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income

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or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.
With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even thought the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its nets investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fixed Income Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds’ distributions are expected to be eligible for the corporate dividends received deduction.
The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund’s portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.
A Fund’s participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. The Funds expect to use such substitute payments, if any, to satisfy a Fund’s expenses, and therefore expect that their receipt of substitute payments, if any, will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders.

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Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.
Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.
If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income (“UBTI”). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.
Sale, Redemption or Exchange of Fund Shares
Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.
Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

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Tax-Exempt Funds
If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay “exempt interest dividends,” as defined in Section 852(b)(5) of the Code, to its shareholders.
As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder’s gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the “Alternative Minimum Tax”) imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.
Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income,” which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual’s “modified adjusted gross income” (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.
A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are “substantial users” (or persons related to such users) of facilities financed by industrial development or private activity bonds. A “substantial user” is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.
Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.
The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

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In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
State Taxes
A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.
Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.
Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Foreign Taxes
Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If the International Equity, International Equity Index and International Equity 130/30 Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund’s total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The International Equity, International Equity Index and International Equity 130/30 Funds’ transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and

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excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
Excess Inclusion Income of Certain Tax-Exempt Shareholders from an Investment in the Real Estate 130/30 Fund in REITs and REMIC Residual Interests.
Certain tax-exempt shareholders in the Real Estate 130/30 Fund, including qualified pension plans, individual retirement accounts, salary deferral arrangements (401(k)s) and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the Fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax exempt shareholder could realize UBTI by virtue of its investment in the Fund if: (i) the Fund invests in a residual interest in a real estate mortgage investment conduit (REMIC) or in REITs that hold a REMIC residual interest (income that is attributable to these residual interests is referred to in the Code as an “excess inclusion income”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax exempt shareholder within the meaning of Code Section 514(b). In addition, if a REIT, that issues debt securities with more than one maturity, owns a “taxable mortgage pool” within the meaning of Code Section 7701(i) as a portion of the REIT’s assets, or as a REIT subsidiary, then a portion of the REIT’s income may be treated as if it were an excess inclusion from a REMIC. This income generally is required to be allocated by the Fund to you in proportion to the dividends paid to you with the same tax consequences as if you received the excess inclusion income directly. If you are a tax-exempt shareholder, this excess inclusion income may have a tax consequence to you as discussed below.
Under guidance recently issued by the IRS, the Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by a “disqualified organization.” Disqualified organizations generally include certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on their unrelated business taxable income. To the extent that Fund shares owned by a disqualified organization are held in record name by a broker-dealer or other nominee, the broker-dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker-dealer or other nominee on behalf of the disqualified organization. The Fund expects that disqualified organizations will own their shares and will not themselves be pass-through entities. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the Investment Company Act of 1940, as amended, regulated investment companies such as the Fund are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.
In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:
•	If the excess inclusion income received by the Fund from all sources exceeds 1% of the Fund’s gross income, it must inform the non-nominee shareholder of the amount and character of excess inclusion income allocated to them; and

•	If the Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

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Any excess inclusion income realized by the Fund and allocated to shareholders under these rules cannot be offset by net operating losses of the shareholders. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.
Compliance with these requirements will require the Fund to obtain significant cooperation from any REITs in which it invests. There is no guarantee that the Fund will receive the information that it needs to implement these requirements and report any excess inclusion income to you on a timely basis. The Fund will use its best efforts to meet these requirements, and through the Investment Company Institute, will seek additional guidance from the IRS and the cooperation of REITs in providing excess inclusion income information on a timely basis.
Tax-exempt shareholders should talk to their tax advisors about the implications of these rules on their separate tax situations.
Non-U.S. Investors: Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their foreign status and to claim any applicable treaty benefits to which they are entitled.
Investments in U.S. Real Property.
The Real Estate 130/30 Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by the Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders.
The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC that is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations.
If the Fund is classified as a qualified investment entity and you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution, then Fund distributions to you are treated as gain recognized by you from the disposition of a U.S. real property interest (USRPI) to the extent that the distribution is attributable to gain from a sale or disposition of a USRPI by the Fund. This will cause any such distribution to be subject to U.S. withholding tax at a rate of 35%, and require that you file a nonresident U.S. income tax return.
In general, a USRPI includes stock in a U.S. real property holding corporation (USRPHC). A USRPHC is a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate. However, if stock of a class of a USRPHC is publicly traded, stock of such class is treated as a USRPI only if the Fund owns more than 5% of such class of stock. Stock of a U.S. REIT that is a USRPHC is a USRPI if the Fund owns more than 5% of the class of REIT shares, except that if U.S shareholders control the U.S. REIT, then shares of the REIT are not USRPIs even if the Fund owns more than 5%.

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This treatment applies only if you own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. These look-through rules and the exemption from withholding for Fund shareholders owning 5% or less of a class of Fund shares sunset on December 31, 2007, except as provided in the next paragraph.
Even if you are a non-U.S. shareholder and do not own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution, Fund distributions to you that are attributable to gain from disposition of a USRPI by the Fund will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject withholding at 30% or lower treaty rate) if the Fund is classified as a qualified investment entity as described above. This rule sunsets on December 31, 2007, except that distributions you receive of short- or long-term capital gains that are attributable to the sale or disposition of a U.S. real property interest by a REIT in which the Fund invests will continue to be taxable as FIRPTA gain, subject to 35% withholding and a requirement that you file a U.S. nonresident income tax return, so long as the Fund remains a qualified investment entity.
FIRPTA “Wash Sale” Rule. If a non-U.S. shareholder of the Fund, during the 30-day period preceding a Fund distribution that would have been treated as a distribution from the disposition of a U.S. real property interest, acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These Rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.
Gain on Sale of Fund Shares As FIRPTA Gain. In addition, a sale or redemption of Fund shares will be FIRPTA gain only if (i) such non-U.S. shareholder owns more than 5% of a class of shares in the Fund, (ii) more than 50% of the Fund’s assets consist of (A) more than 5% interests in publicly traded companies that are U.S. real property holding companies, (B) interests in non-publicly traded companies that are U.S. real property holding companies, and (C) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Fund owns more than 5%, and (iii) non-U.S. shareholders own 50% or more of the value of the Fund shares (requirement (iii) sunsets and does not apply after December 31, 2007).
In the unlikely event a sale of Fund shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.
Limitations on Withholding On FIRPTA Gain For Non-U.S. Investors. While the Fund, if classified as a qualified investment entity, will make every effort to identify and pass-through any FIRPTA gain that it receives on Fund investments, and to withhold on distributions of this income paid directly to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on managed or omnibus accounts may not have the capacity to identify non-U.S. shareholders who are paid distributions containing FIRPTA gain and to properly withhold federal income taxes on these distributions. Shareholders of these accounts should talk to their investment representatives about any additional tax due on FIRPTA gain.
FUND TRANSACTIONS
Brokerage Transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for

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placing the orders to execute transactions for a Fund (excluding the Aggressive Growth Stock Fund, Emerging Markets Growth Stock Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund). In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.
With respect to the Aggressive Growth Stock Fund, Emerging Markets Growth Stock Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund, subject to policies established by the Board and oversight of the Adviser, the Subadviser is responsible for placing the orders to execute transactions for each Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. Where possible, the Subadviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Subadviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.
The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund*	2008	2007	2006
Aggressive Growth Stock Fund		361,568	262,663
Emerging Growth Stock Fund		290,487	138,359
Georgia Tax-Exempt Bond Fund		0	0
High Grade Municipal Bond Fund		0	0
High Income Fund		974	0
Institutional Cash Management Money Market Fund		0	0

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	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund*	2008	2007	2006
Institutional Municipal Cash Reserve Money Market Fund		0	0
Institutional U.S. Government Securities Money Market Fund		0	0
Institutional U.S. Treasury Securities Money Market Fund		0	0
Intermediate Bond Fund		0	0
International Equity 130/30 Fund		***	***
International Equity Fund		2,407,435	1,922,438
International Equity Index Fund		263,296	411,897
Investment Grade Bond Fund		0	0
Investment Grade Tax-Exempt Bond Fund		0	0
Large Cap Core Equity Fund		2,136,101	1,955,667
Large Cap Growth Stock Fund		2,774,153	3,547,454
Large Cap Quantitative Equity Fund		1,481,605	938,790
Large Cap Value Equity Fund		1,861,845	2,208,629
Life Vision Aggressive Growth Fund		0	0
Life Vision Conservative Fund		0	0
Life Vision Growth and Income Fund		0	0
Life Vision Moderate Growth Fund		0	0
Life Vision Target Date 2015 Fund		2	1
Life Vision Target Date 2025 Fund		1	0
Life Vision Target Date 2035 Fund		0	0
Limited Duration Fund		0	0
Limited-Term Federal Mortgage Securities Fund		0	0
Maryland Municipal Bond Fund		0	0
Mid-Cap Core Equity Fund		1,860,875	1,005,580
Mid-Cap Value Equity Fund		1,306,920	955,369
North Carolina Tax-Exempt Bond Fund		0	0
Prime Quality Money Market Fund		0	0
Real Estate 130/30 Fund		***	***
Seix Floating Rate High Income Fund		0	0
Seix High Yield Fund		0	0
Select Large Cap Growth Stock Fund		264,128	273,108
Short-Term Bond Fund		0	0
Short-Term U.S. Treasury Securities Fund		0	0

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	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund*	2008	2007	2006
Small Cap Growth Stock Fund		6,744,551	4,949,471
Small Cap Quantitative Equity Fund		225,965	***
Small Cap Value Equity Fund		1,325,784	1,280,455
Strategic Income Fund		865	0
Tax-Exempt Money Market Fund		0	0
Total Return Bond Fund		0	0
U.S. Equity 130/30 Fund		***	***
U.S. Government Securities Fund		0	0
U.S. Government Securities Money Market Fund		0	0
U.S. Government Securities Ultra-Short Bond Fund		0	0
U.S. Treasury Money Market Fund		0	0
Ultra-Short Bond Fund		0	0
Virginia Intermediate Municipal Bond Fund		0	0
Virginia Tax-Free Money Market Fund		0	0

***	Not in operation during the period.
Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser or Subadviser may select a broker based upon brokerage or research services provided to the Adviser or Subadviser. The Adviser or Subadviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.
Section 28(e) of the 1934 Act permits the Adviser or Subadviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Subadviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Subadviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.
To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Subadviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Subadviser may use research services furnished by brokers in servicing all client accounts and not all services

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may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Subadviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser or Subadviser under the Advisory or Subadvisory Agreement. Any advisory or other fees paid to the Adviser or Subadviser are not reduced as a result of the receipt of research services.
In some cases the Adviser or Subadviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Subadviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Subadviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Subadviser faces a potential conflict of interest, but the Adviser or Subadviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.
From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Subadviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Subadviser:

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	Total Dollar Amount of			Total Dollar Amount of Transactions
	Brokerage Commissions for			Involving Brokerage Commissions
	Research Services ($)			For Research Services ($)
Fund	2008	2007	2006	2008	2007	2006
Aggressive Growth Stock Fund		361,569	262,663		353,258,575	236,630,476
Emerging Growth Stock Fund		290,487	138,359		220,652,583	82,586,277
Large Cap Core Equity Fund		1,299,060	1,288,719		1,229,350,354	993,286,576
Large Cap Growth Stock Fund		1,527,735	2,215,647		1,298,118,313	1,611,418,182
Large Cap Quantitative Equity Fund		385,614.00	123,161		796,110,564	227,557,353
Large Cap Value Equity Fund		1,112,865	1,483,120		1,131,873,728	1,149,219,210
Mid-Cap Core Equity		626,555	383,253		530,632,658	294,162,760
Mid-Cap Value Equity Fund		738,294	592,762		638,853,274	408,346,450
Select Large Cap Growth Stock Fund		163,381	173,111		183,915,606	178,523,532
Small Cap Growth Stock Fund		1,731,702	881,381		1,849,825,284	371,086,423
Small Cap Value Equity Fund		579,397	635,885		577,512,739	422,382,889
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Subadviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
For the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

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							Percentage of Total
				Percentage of Total			Brokerage Transactions
	Aggregate Dollar Amount of			Brokerage Commissions			Effected Through
	Brokerage Commissions Paid			Paid to Affiliated Brokers			Affiliated
	to Affiliated Brokers ($)			(%)**			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Aggressive Growth Stock Fund		767	2,158		0.21	0.81		13.73	25.6
Emerging Growth Stock Fund		96	354		0.03	0.26		3.17	19.02
Georgia Tax-Exempt Bond Fund		0	0		0	0		0	0
High Grade Municipal Bond Fund		383	499		100	100		100	100
High Income Fund		1,477	3,013		60.26	100		13.81	100
Institutional Cash Management Money Market Fund		70,405	165,723		100	100		100	100
Institutional Municipal Cash Reserve Money Market Fund		0	0		0	0		0	0
Institutional U.S. Government Securities Money Market Fund		176,105	173,557		100	100		100	100
Institutional U.S. Treasury Securities Money Market Fund		1,085,144	1,111,413		100	100		100	100
Intermediate Bond Fund		382	905		100	100		100	100
International Equity Fund		0	0		0	0		0	0
International Equity Index Fund		0	0		0	0		0	0
International Equity 130/30 Fund		*	*		*	*		*	*
Investment Grade Bond Fund		1,652	6,548		100	100		100	100
Investment Grade Tax-Exempt Bond Fund		1,033	2,875		100	100		100	100
Large Cap Core Equity Fund		0	0		0	0		0	0
Large Cap Growth Stock Fund		3,305	8,341		0.12	0.23		17.29	16.54

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							Percentage of Total
				Percentage of Total			Brokerage Transactions
	Aggregate Dollar Amount of			Brokerage Commissions			Effected Through
	Brokerage Commissions Paid			Paid to Affiliated Brokers			Affiliated
	to Affiliated Brokers ($)			(%)**			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Large Cap Quantitative Equity Fund		326	1,511		0.02	0.16		100	9.45
Large Cap Value Equity Fund		1,494	11,062		0.08	0.5		8.01	15.59
Life Vision Aggressive Growth Fund		0	0		0	0		0	0
Life Vision Conservative Fund		0	0		0	0		0	0
Life Vision Growth and Income Fund		0	0		0	0		0	0
Life Vision Moderate Growth Fund		0	0		0	0		0	0
Life Vision Target Date 2015 Fund		0	0		0	0		0	0
Life Vision Target Date 2025 Fund		0	0		0	0		0	0
Life Vision Target Date 2035 Fund		0	0		0	0		0	0
Limited Duration Fund		692	1,653		100	100		100	100
Limited-Term Federal Mortgage Securities Fund		2,935	7,500		100	100		100	100
Maryland Municipal Bond Fund		0	0		0	0		0	0
Mid-Cap Core Equity Fund		4,070	6,163		0.22	0.61		33.98	17.76
Mid-Cap Value Equity Fund		0	0		0	0		0	0
North Carolina Tax-Exempt Bond Fund		0	0		0	0		0	0
Prime Quality Money Market Fund		47,468	62,086		100	100		100	100
Real Estate 130/30 Fund		*	*		*	*		*	*
Seix Floating Rate High Income Fund		17,453	0		100	0		100	0
Seix Global Strategy Fund**	*	*	*	*	*	*	*	*	*
Seix High Yield Fund		12,990	21,140		100	100		100	100

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							Percentage of Total
				Percentage of Total			Brokerage Transactions
	Aggregate Dollar Amount of			Brokerage Commissions			Effected Through
	Brokerage Commissions Paid			Paid to Affiliated Brokers			Affiliated
	to Affiliated Brokers ($)			(%)**			Brokers (%)
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Select Large Cap Growth Stock Fund		158	1,251		0.06	0.46		2.88	8.7
Short-Term Bond Fund		0	0		0	0		0	0
Short-Term U.S. Treasury Securities Fund		0	0		0	0		0	0
Small Cap Growth Stock Fund		8,657	20,875		0.13	0.42		20.25	17.62
Small Cap Quantitative Equity Fund		0	++		0	++		0	++
Small Cap Value Equity Fund		697	5,502		0.05	0.43		7.65	16.5
Strategic Income Fund		0	0		0	0		0	0
Tax-Exempt Money Market Fund		0	0		0	0		0	0
Total Return Bond Fund		5,574	12,291		100	100		100	100
U.S. Equity 130/30 Fund		*	*		*	*		*	*
U.S. Government Securities Fund		3,553	9,787		100	100		100	100
U.S. Government Securities Money Market Fund		155,145	114,370		100	100		100	100
U.S. Government Securities Ultra-Short Bond Fund		0	3,240		0	100		0	100
U.S. Treasury Securities Money Market Fund		529,365	597,657		100	100		100	100
Ultra-Short Bond Fund		0	3,971		0	100		0	100
Virginia Intermediate Municipal Bond Fund		0	0		0	0		0	0
Virginia Tax-Free Money Market Fund		0	0		0	0		0	0

*	Not in operation during the period.

**	The Fund commenced operations August 1, 2008.

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PORTFOLIO TURNOVER RATE
Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2007 and 2008 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser’s investment outlook.

	Turnover Rate (%)
Fund	2008	2007
Aggressive Growth Stock Fund		49
Emerging Growth Stock Fund		103
Georgia Tax-Exempt Bond Fund		61
High Grade Municipal Bond Fund		128
High Income Fund		379
Intermediate Bond Fund		225
International Equity Fund		81
International Equity Index Fund		8
International Equity 130/30 Fund		*
Investment Grade Bond Fund		240
Investment Grade Tax-Exempt Bond Fund		214
Large Cap Core Equity Fund		58
Large Cap Growth Stock Fund		79
Large Cap Quantitative Equity Fund		450
Large Cap Value Equity Fund		95
Life Vision Aggressive Growth Fund		52
Life Vision Conservative Fund		43
Life Vision Growth and Income Fund		45
Life Vision Moderate Growth Fund		49
Life Vision Target Date 2015 Fund		67
Life Vision Target Date 2025 Fund		48
Life Vision Target Date 2035 Fund		50
Limited Duration Fund		185

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	Turnover Rate (%)
Fund	2008	2007
Limited-Term Federal Mortgage Securities Fund		90
Maryland Municipal Bond Fund		57
Mid-Cap Core Equity Fund		189
Mid-Cap Value Equity Fund		196
North Carolina Tax-Exempt Bond Fund		84
Real Estate 130/30 Fund		*
Seix Floating Rate High Income Fund		148
Seix High Yield Fund		130
Select Large Cap Growth Stock Fund		160
Short-Term Bond Fund		104
Short-Term U.S. Treasury Securities Fund		87
Small Cap Growth Stock Fund		139
Small Cap Value Equity Fund		62
Strategic Income Fund		397
Total Return Bond Fund		310
U.S. Equity 130/30 Fund		*
U.S. Government Securities Fund		131
U.S. Government Securities Ultra-Short Bond		141
Ultra-Short Bond Fund		96
Virginia Intermediate Municipal Bond Fund		54

*	Not in operation during the period.
PORTFOLIO HOLDINGS
The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “CCO”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds’ CCO reports quarterly to the Board regarding the implementation of such policies and procedures.
Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports

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filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330. The Funds’ Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust’s website at www.ridgeworthfunds.com.
The Trust’s website will provide complete portfolio holdings for each series of the Trust, except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Complete portfolio holdings for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund will be provided on the 15th day of each calendar quarter (or on the next business day should the 15th be other than a business day) as of the end of the most recent calendar quarter. Information will remain available until updated.
Portfolio holdings for previous month-ends are available for each series of the Trust except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, for which Portfolio holdings are available for previous calendar quarter-ends. To request this historical information without charge, call 1-888-784-3863, or write to the Trust at RidgeWorth Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219.
In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust’s policies and procedures provide that the Adviser’s CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.
The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.
Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Bear Stearns & Co, Inc., BMO Nesbit Burns, Buckingham Research Group, Inc., Cantor Fitzgerald & Co., Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Ferris Baker Watts, Inc., Freidman, Billings, Ramsey & Co., Inc., FTN Financial, Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Lehman Brothers, Inc., McDonald Investments, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Moody’s Investors Service, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Robert W. Baird & Co., Smith Barney, Starboard Capital Markets, LLC, Sterne, Agee & Leach, Inc., UBS Financial Services, Inc., and Wachovia Bank, N.A., Zions First National Bank, N.A.

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Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Towers Perrin HR Services, Watson Wyatt Investment Consulting, Inc., Wilshire Associates Incorporated.
Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.
In addition, the Trust’s service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.
No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.
VOTING RIGHTS
Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.
In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the

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obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
CODES OF ETHICS
The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Subadvisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. The Code of Ethics adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts, including securities that may be purchased or held by the Trust. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Adviser, and the Subadvisers are generally prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadvisers are required to obtain approval before investing in limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.
PROXY VOTING
The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.
Information regarding how the Funds’ voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds’ proxy voting record, along with the Funds’ full proxy voting policies and procedures, is available on the Funds’ website at www.ridgeworthfunds.com, , without charge upon request by calling 1-888-784-3863, or by writing to the Funds at RidgeWorth Funds, c/o Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The Funds’ proxy voting record is also available on the SEC’s website at www.sec.gov.

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5% AND 25% SHAREHOLDERS
As of July [ ], 2008, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner’s fiduciary, agency or custodial customers.
[Insert 5% table here]

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FINANCIAL STATEMENTS
The financial statements for the Trust’s fiscal year ended March 31, 2008, including notes thereto and the reports of [To be included by amendment] thereon, are incorporated into this Statement of Additional Information by reference from the 2007 Annual Report to Shareholders. Copies of the 2008 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

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APPENDIX A

A Nationally Recognized Statistical Rating Organization (or “NRSRO”) is a credit rating agency which issues credit ratings that the U.S. Securities and Exchange Commission (the “SEC”) permits other financial firms to use for certain regulatory purposes.
The nine organizations currently designated as NRSROs are:
Moody’s Investor Service (“Moody’s”)
Standard & Poor’s (“S&P”)
Fitch Ratings (“Fitch”)
A. M. Best Company (“Best”)
Dominion Bond Rating Service, Ltd (“DBRS”)
Japan Credit Rating Agency, Ltd
R&I, Inc. (“R&I”)
Egan-Jones Rating Company
LACE Financial
DESCRIPTION OF RATINGS
The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings and Short-Term Debt Ratings

A-1	This is the highest category by Standard & Poor’s Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1	Issues rated Prime-1 (or supporting institutions) by Moody’s Investor Services, Inc. (“Moody’s”) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

F1	(Highest Credit Quality) is the highest commercial rating assigned by Fitch. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments.

F2	(Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
Best’s Short-Term Issuer Credit Ratings assess the ability of a rated entity to meet senior financial commitments on obligations maturing in generally less than one year.
Investment Grade
AMB-1+ (Strongest)
AMB-1 (Outstanding)
AMB-2 (Satisfactory)
AMB-3 (Adequate)
Non-Investment Grade
AMB-4 (Speculative)
d (In Default)
R-1 (high)† Short-term debt rated R-1 (high) by DBRS is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.
R-1 (middle)† Short-term debt rated R-1 by DBRS (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.
R-1 (low)† Short-term debt rated R-1 by DBRS (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
R-2 (high)† Short-term debt rated R-2 by DBRS (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
R-2 (middle)† Short-term debt rated R-2 by DBRS (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
R-2 (low)† Short-term debt rated R-2 by DBRS (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.
R-3† Short-term debt rated R-3 by DBRS is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
R-4† Short-term debt rated R-4 by DBRS is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
R-5† Short-term debt rated R-5 by DBRS is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.
D† A security rated D by DBRS implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

† R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited

Description of Municipal Note Ratings
Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.
An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
-	Amortization Schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

-	Source of Payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.
Description of Corporate Bond Ratings
Moody’s
Bonds which are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.
Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.
When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.
Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.
S&P
Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
Fitch
Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.
Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
Best
Financial Strength and Issuer Credit Ratings
Best’s Financial Strength Ratings (FSR) represent the company’s assessment of an insurer’s ability to meet its obligations to policyholders. The rating process involves quantitative and qualitative reviews of a company’s balance sheet, operating performance and business profile, including comparisons to peers and industry standards and assessments of an insurer’s operating plans, philosophy and management. The ratings formulae are proprietary.
The ratings scale includes six “secure” ratings:
A++, A+ (Superior)
A, A- (Excellent)
B++, B+ (Good)
The scale also includes ten ratings for companies deemed “vulnerable”:
B, B- (Fair)
C++, C+ (Marginal)
C, C- (Weak)

D (Poor)
E (Under Regulatory Supervision)
F (In Liquidation)
S (Rating Suspended)
Best also assigns five Not Rated Categories (NR) to insurers that the company may, nonetheless, follow and report on in other respects:
NR-1: Insufficient Data
NR-2: Insufficient Size and/or Operating Experience
NR-3: Rating Procedure Inapplicable
NR-4: Company Request
NR-5: Not Formally Followed
Long-Term Credit Ratings
Long-Term Credit Ratings assess the ability of an insurance company, holding company or other legal entity to meet its senior obligations. Ratings from “aaa” to “ccc” sometimes are enhanced with a "+” (plus) or “-” (minus) to indicate whether the issuer is near the top or bottom of a category, and may be designated as Under Review (“u”) when recent positive, negative or developing events dictate the rating may be subject to change in the near-term.
Insurance Company Issuer Credit Ratings
Investment Grade
aaa (Exceptional)
aa (Very Strong)
a (Strong)
bbb (Adequate)
Non-Investment Grade
bb (Fair)
b (Marginal)
ccc, cc (Weak)
c (Poor)
d (In Default)
Non-Insurance Company Issuer Credit Ratings
Investment Grade

aaa (Exceptional)
aa (Very Strong)
a (Strong)
bbb (Adequate)
Non-Investment Grade
bb (Speculative)
b (Very Speculative)
ccc, cc, c (Extremely Speculative)
d (In Default)
Rating Scale: Bond and Long-Term Debt
DBRS
The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.
AAA Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.
AA Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.
A Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.
BBB Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.
B Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
CCC CC C Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.
D A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.
Long-Term Rating Scales Comparison
Investment Grade

Moody’s	Aaa	Aa1	Aa2	Aa3	A1	A2	A3	Baa1	Baa2	Baa3
S&P	AAA	AA+	AA	AA-	A+	A	A-	BBB+	BBB	BBB-
Comp	AAA	AA+	AA	AA-	A+	A	A-	BBB+	BBB	BBB-
Fitch	AAA	AA+	AA	AA-	A+	A	A-	BBB+	BBB	BBB-
DBRS	AAA	AAH	AA	AAL	AH	A	AL	BBBH	BBB	BBBL
R&I	AAA	AA+	AA	AA-	A+	A	A-	BBB+	BBB	BBB-
JCR	AAA	AA+	AA	AA-	A+	A	A-	BBB+	BBB	BBB-
MI	AAA	n/a	AA	n/a	n/a	A	n/a	n/a	BBB	n/a
Non-Investment Grade

Moody’s	Ba1	Ba2	Ba3	B1	B2	B3	Caa1	Caa2	Caa3	Ca	C	n/a
S&P	BB+	BB	BB-	B+	B	B-	CCC+	CCC	CCC-	CC	C	D
Comp	BB+	BB	BB-	B+	B	B-	CCC+	CCC	CCC-	CC	C	DDD
Fitch	BB+	BB	BB-	B+	B	B-	CCC+	CCC	CCC-	CC	C	D

DBRS	BBH	BB	BBL	BH	B	BL	CCCH	CCC	CCCL	CC	C	D
R&I	BB+	BB	BB-	B+	B	B-	CCC+	CCC	CCC-	CC+	CC	CC-
JCR	BB+	BB	BB-	B+	B	B-	n/a	CCC	n/a	CC	C	D
MI	n/a	BB	n/a	n/a	B	n/a	n/a	CCC	n/a	CC	n/a	DDD
Short Term Rating Scales Comparison
Investment Grade

Moody’s	P-1	P-2	P-3
S&P	A-1+, A-1	A-2	A-3
Fitch	F-1+, F-1	F-2	F-3
DBRS	R-1 (high), R-1 (mid), R-1 (low)	R-2 (high), R-2 (mid), R-2 (low)	R-3 (high), R-3 (mid), R-3 (low) **
R&I	a-1+, a-1 *	a-2 *	a-3 *
JCR	J-1+, J-1	J-2	J-3
MI	M-1	M-2	M-3
Non-Investment Grade

Moody’s	NP	n/a	n/a	n/a
S&P	B, B-1, B-2, B-3	C	D	n/a
Fitch	B	C	D	n/a
DBRS	n/a	n/a	n/a	n/a
R&I	b *	c *	n/a	n/a
JCR	NJ	n/a	n/a	n/a
MI	M-4 *	M-5 *	M-6 *	M-D *

*	Not Classified Investment Grade or Non-Investment Grade

**	Classified as Non-Investment Grade

APPENDIX B

B-1

RIDGEWORTH CAPITAL MANAGEMENT, INC. PROXY DISCLOSURE TO THE RIDGEWORTH FUNDS SHAREHOLDERS
Dear Shareholders:
Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, RidgeWorth Capital Management, Inc. (“RidgeWorth”), is authorized to vote proxies on behalf of the RidgeWorth Funds.
The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.
The RidgeWorth Funds’ board has delegated voting authority to RidgeWorth and accordingly has adopted RidgeWorth’s proxy voting policies.
RidgeWorth’s existing Proxy Voting Committee (“Committee”) is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting administration servicing agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established and capable proxy voting servicing agencies in the industry and chose to hire the Institutional Shareholder Services division (“ISS”) of Risk Metrics Group as RidgeWorth’s agent to assist us with meeting the administrative, clerical, functional, and recordkeeping aspects of our fiduciary obligations.
Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical capabilities and large scale system support required to accommodate an advisor of our size.
The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions. Management believes that it is in the best interest of shareholders to abstain from voting shares of securities held in the RidgeWorth International Equity 130/30 Fund in countries that participate in share blocking.

To address material conflicts of interest, as defined by SEC regulations, involving RidgeWorth relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.
Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on RidgeWorth’s, SunTrust Banks, Inc. (“SunTrust”) or a related SunTrust affiliate’s board of directors or (2) where an issuer has substantial banking or other financial relationships with RidgeWorth and/or SunTrust, or a SunTrust affiliate.
If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. RidgeWorth will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.
Please be assured that although RidgeWorth has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. RidgeWorth will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.
Further information, such as copies of RidgeWorth’s Proxy Policies and Procedures and voting records of the RidgeWorth Funds, may be obtained without charge by contacting the RidgeWorth Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.ridgeworthfunds.com. The policies and procedures are also available in the RidgeWorth Funds’ Statement of Additional Information. Actual voting records will also be filed and available on the SEC’s website.
Again, please know that, as with all matters relating to the RidgeWorth Funds, we at RidgeWorth take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.
Regards,
RidgeWorth Capital Management, Inc.

RidgeWorth Capital Management, Inc. Proxy Policy
RidgeWorth Capital Management, Inc. (“RidgeWorth”) has a Proxy Committee (“Committee”) that is responsible for establishing policies and a procedure designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.
After an extensive review of established service providers including size, experience and technical capabilities, RidgeWorth contracted with the Institutional Shareholder Services (“ISS”) of Risk Metrics Group as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1.	The collection and coordination of proxy material from each custodian for each RidgeWorth client’s account, including RidgeWorth’s managed fund clients.

2.	The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each RidgeWorth client’s accounts, including RidgeWorth’s fund clients, in accordance with RidgeWorth’s proxy policies and the Committee’s direction.

3.	Required record keeping and voting record retention of all RidgeWorth proxy voting on behalf RidgeWorth’s clients, including RidgeWorth’s fund clients.
As reflected in RidgeWorth’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as RidgeWorth’s agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS’ capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.
An Independent, Objective Approach to Proxy Issues
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all RidgeWorth discretionary investment management clients and RidgeWorth managed funds, such as the RidgeWorth Funds.
As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, RidgeWorth maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
RidgeWorth provides and maintains the following standard proxy voting policies:

•	RidgeWorth U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

•	RidgeWorth Taft Hartley Proxy Policy

•	RidgeWorth Global/International Proxy Policy
These policies are available as described below. Both brief and extended summaries are available for the RidgeWorth Taft Hartley Proxy Policy and the RidgeWorth Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant, information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.
Under the RidgeWorth Global/International Proxy Policy the Committee generally votes in a manner similar to that recommended by ISS for an account’s international holdings including, to the extent permitted by law, ERISA accounts international holdings.* In this regard the Committee has reviewed and will monitor ISS’ capabilities and conflict policies with respect to international securities proxy vote recommendations.
Exceptions to Policy
The RidgeWorth Proxy Policies and guidelines as outlined herein generally will not be applied where RidgeWorth has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.
In those situations proxy votes cast by the subadvisor will be governed by the subadvisor’s proxy voting policies and procedures.
Conflicts of Interest
Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:
1.	Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either RidgeWorth or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

2.	An issuer with a director, officer or employee who presently serves as an independent director on the board of RidgeWorth or SunTrust Banks, Inc. or any of its affiliates.

3.	An issuer having substantial and numerous banking, investment or other financial relationships with RidgeWorth, SunTrust Banks, Inc. or its affiliates.

4.	A director or senior officer of RidgeWorth or SunTrust Banks, Inc. serving on the board of a publicly held company.

5.	A direct common stock ownership position of five percent (5%) or greater held individually by RidgeWorth or in conjunction with SunTrust Banks, Inc. and/or its affiliates
Although RidgeWorth utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:
1.	Retain an independent fiduciary to vote the shares.

2.	Send the proxy material to the client (in the case of mutual funds, the funds’ shareholders) so he or she may vote the proxies.
Although RidgeWorth does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.
Securities Lending Program
RidgeWorth also manages assets for several clients (including mutual funds, such as the RidgeWorth Funds) who engage in “security lending” programs. A typical security lending program such as the “RidgeWorth Securities Lending Program” is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager’s desire to retain the position in the portfolio. and that the entire position of loaned shares’ votes would not significantly affect the overall voting outcome. The Committee will rely on the portfolio manager’s input to make such decisions. Furthermore, absent compelling economic and/or security related research or news, the Committee will generally not consider recalling shares unless total beneficial ownership under management is greater than 4.55%
Under the current RIdgeWorth Securities Lending Program, RidgeWorth is required to notify the Custodian to recall securities on loan 10 business days prior to the record date or as soon as reasonably possible thereafter if RidgeWorth wishes to vote proxy on the securities so as to ensure that they are in Custodian’s possession by the voting deadline.
Additional Information
RidgeWorth clients:
Extended summaries of RidgeWorth Capital Management, Inc.’s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact RidgeWorth Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@ridgeworth.com.

RidgeWorth Funds and RidgeWorth Variable Trust shareholders:
Shareholders of the RidgeWorth Funds or the RidgeWorth Variable Trust may access this information by contacting the RidgeWorth by telephone at 1-888-784-3863 or by visiting www.ridgeworthfunds.com.

*	With the exception of the RidgeWorth International Equity 130/30 Fund. Management believes that it is in the best interest of shareholders to abstain from voting shares in countries that participate in share blocking.

2008 RidgeWorth Capital Management, Inc. International Proxy Voting Guidelines
The following is a concise summary of general policies for voting global proxies. In addition, RidgeWorth has country- and market-specific policies, which are not captured below.
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	there are concerns about the accounts presented or audit procedures used; or
•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Compensation
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	there are serious concerns about the accounts presented or the audit procedures used;
•	the auditors are being changed without explanation; or
•	non audit-related fees are substantial or are routinely in excess of standard annual audit fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	there are serious concerns about the statutory reports presented or the audit procedures used;
•	questions exist concerning any of the statutory auditors being appointed; or
•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	the payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements;
•	There have been questionable transactions with conflicts of interest;
•	There are any records of abuses against minority shareholder interests; and
•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).
Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	there are serious questions about actions of the board or management for the year in question; or
•	legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet RidgeWorth’s guidelines for the purpose being proposed; or

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RidgeWorth’s guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RidgeWorth’s guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	clear evidence of past abuse of the authority is available; or

•	the plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase In Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote mergers and acquisitions on a CASE-BY-CASE basis.
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Proxy Voting Policies Updated 03/31/2008
RIDGEWORTH Capital Management, Inc.

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
1. 0.	Operational Items	Adjourn Meeting	To provide management with the authority to adjourn an annual or special meeting.	F

1.1.	Operational Items	Amend Quorum Requirements	To reduce quorum requirements for shareholder meetings below a majority of the shares outstanding	A

1.2.	Operational Items	Amend Minor Bylaws	To make housekeeping changes (updates or corrections) to bylaw or charter	F

1.3.	Operational Items	Change Company Name	To change the corporate name	F

1.4.	Operational Items	Date, Time, or Location of Annual Meeting	Management proposals to change the date/time/location of the annual meeting	F

1.5.	Operational Items	Date, Time, or Location of Annual Meeting	Shareholder proposals To change the date/time/location of the annual meeting	A

1.6.	Operational Items	Auditors	To ratify auditors (except as described below)	F

1.6.a	Operational Items	Auditors	To ratify auditors if non-audit fees (tax and other) exceed audit and audit related fees combined. In circumstances where “Other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which ISS determines to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees for purposes of determining whether non-audit fees are excessive.	A

1.7.	Operational Items	Auditors	Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services	A

1.8.	Operational Items	Auditors	Shareholder proposals to require audit firm rotation	A

1.9.	Operational Items	Transact Other Business	To approve other business when it appears as voting item	A

2. 0.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who are not described below	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
2.1.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have Implemented or renewed a dead-hand or modified dead-hand poison pill unless a shareholder vote will occur within twelve months of its adoption or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO	W

2.2.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have ignored a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

2.3.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have failed to act on takeover offers where the majority of the shareholders tendered their shares	W

2.4.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who enacted egregious corporate governance policies or failed to replace management as appropriate	W

2.5.	Board of Directors	Age Limits	To limit the tenure of outside directors either through term limits or mandatory retirement ages.	A

2.6.	Board of Directors	Board Size	To fix the board size or designate a range for the board size	F

2.7.	Board of Directors	Board Size	To give management the ability to alter the size of the board outside of a specified range without shareholder approval	A

2.8.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to classify the board	C

2.9.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to repeal classified boards and to elect all directors annually.	F

2.10.	Board of Directors	Cumulative Voting	To eliminate cumulative voting.	F

2.11.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting.	A

2.12.	Board of Directors	Director and Officer Indemnification and Liability Protection	Proposals on director and officer indemnification and liability protection not particularly described below.	C

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
2.13.	Board of Directors	Director and Officer Indemnification and Liability Protection	To eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.	A

2.14.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	A

2.15.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.	F

2.16.	Board of Directors	Establish/ Amend Nominee Qualifications	To establish or amend director qualifications	A

2.17.	Board of Directors	Establish/ Amend Nominee Qualifications	Shareholder proposals requiring two candidates per board seat	A

2.18.	Board of Directors	Filling Vacancies/ Removal of Directors	To provide that directors may be removed only for cause.	A

2.19.	Board of Directors	Filling Vacancies/ Removal of Directors	To restore shareholder ability to remove directors with or without cause.	F

2.20.	Board of Directors	Filling Vacancies/ Removal of Directors	To provide that only continuing directors may elect replacements to fill board vacancies.	A

2.21.	Board of Directors	Filling Vacancies/ Removal of Directors	To permit shareholders to elect directors to fill board vacancies.	F

2.22.	Board of Directors	Independent Chairman (Separate Chairman/CEO)	To recommend that the positions of chairman and CEO be combined.	C

2.23.	Board of Directors	Independent Chairman (Separate Chairman/CEO	To recommend that the positions of chairman and CEO be separate and distinct positions held by 2 different individuals.	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
2.24.	Board of Directors	Majority of Independent Directors/ Establishment of Committees	Shareholder proposals to require that a majority or more of directors be independent	F

2.25.	Board of Directors	Majority of Independent Directors/ Establishment of Committees	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors	F

2.26.	Board of Directors	Open Access	Shareholder proposals asking for open access	A

2.27.	Board of Directors	Stock Ownership Requirements	Shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

2.28.	Board of Directors	Stock Ownership Requirements	Shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)	A

2.29.	Board of Directors	Term Limits	Shareholder or management proposals to limit the tenure of outside directors	A

2.30.	Board of Directors	Majority Voting Standard	Shareholder proposals requesting a majority voting standard on election of directors	F

3. 0.	Proxy Contests	Voting for Director Nominees in Contested Elections	Votes in a contested election of directors	C

3.1.a	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

3.1.b	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (unless described above)	A

3.2.	Proxy Contests	Confidential Voting	Shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election	A

3.3.	Proxy Contests	Confidential Voting	Management proposals to adopt confidential voting.	A

4. 0.	Antitakeover Defenses and Voting Related Issues	Advance Notice Requirements for Shareholder Proposals/Nominations	Advance notice proposals	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
4.1.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board exclusive authority to amend the bylaws	F

4.2.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board the ability to amend the bylaws in addition to shareholders	F

4.3.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification	F

4.4.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals asking that any future pill be put to a shareholder vote	F

4.5.a	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill if a Company is trading below book value and plan contains a reasonable “qualifying off” clause (i.e. is chewable)	F

4.5.b	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill (except as described above)	A

4.6.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To restrict or prohibit shareholder ability to take action by written consent	A

4.7.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To allow or make easier shareholder action by written consent	F

4.8.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To restrict or prohibit shareholder ability to call special meetings.	A

4.9.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To remove restrictions on the right of shareholders to act independently of management.	F

4.10.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To require a supermajority shareholder vote pertaining to issues other than election of directors.	A

4.11.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To lower supermajority vote requirements pertaining to issues other than election of directors.	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
5.0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

5.1.	Mergers and Corporate Restructurings	Asset Purchases	On asset purchase proposals	C

5.2.	Mergers and Corporate Restructurings	Asset Sales	Asset sales	C

5.3.	Mergers and Corporate Restructurings	Bundled Proposals	Bundled or “conditioned” proxy proposals	C

5.4.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, absent penalties or likely bankruptcy.	C

5.5.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.	F

5.6.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, absent likely bankruptcy.	C

5.7.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved	F

5.8.	Mergers and Corporate Restructurings	Formation of Holding Company	To form a holding company	C

5.9.	Mergers and Corporate Restructurings	Going Private Transactions (LBOs and Minority Squeeze outs)	To make the company private rather than public	C

5.10.	Mergers and Corporate Restructurings	Joint Ventures	To form joint ventures	C

5.11.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is not likely	C

5.12.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is likely	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
5.13.	Mergers and Corporate Restructurings	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition	To merge with or acquire another company	C

5.14.	Mergers and Corporate Restructurings	Private Placements/Warrants/Convertible Debentures	To issue a private placement security when bankruptcy is not likely	C

5.15.	Mergers and Corporate Restructurings	Private Placements/Warrants/Convertible Debentures	To issue a private placement security when bankruptcy is likely	F

5.16.	Mergers and Corporate Restructurings	Spin-offs	To spin off a unit or line of business	C

5.17.	Mergers and Corporate Restructurings	Value Maximization Proposals	To maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.	C

6. 0.	State of Incorporation	Control Share Acquisition Provisions	To opt out of control share acquisition statutes	F

6.1.	State of Incorporation	Control Share Acquisition Provisions	To amend the charter to include control share acquisition provisions.	A

6.2.	State of Incorporation	Control Share Acquisition Provisions	To restore voting rights to the control shares.	F

6.3.	State of Incorporation	Control Share Cash out Provisions	To opt out of control share cash out statutes.	F

6.4.	State of Incorporation	Disgorgement Provisions	To opt out of state disgorgement provisions.	F

6.5.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions	C

6.6.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.	A

6.7.	State of Incorporation	Freeze Out	proposals to opt out of state freeze out provisions	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
6.8.	State of Incorporation	Greenmail	To adopt anti greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.	F

6.9.	State of Incorporation	Greenmail	To adopt anti greenmail proposals when they are bundled with other charter or bylaw amendments.	F

6.10.	State of Incorporation	Reincorporation Proposals	To change a company’s state of incorporation	C

6.11.	State of Incorporation	Stakeholder Provisions	To consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.	A

6.12.	State of Incorporation	State Anti takeover Statutes	To opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).	C

7. 0.	Capital Structure	Adjustments to Par Value of Common Stock	Management proposals to reduce or eliminate the par value of common stock.	F

7.1.	Capital Structure	Common Stock Authorization	To increase the number of shares of common stock authorized for issuance	C

7.2.	Capital Structure	Common Stock Authorization	To increase the number of authorized shares of the class of stock that has superior voting rights.	C

7.3.	Capital Structure	Common Stock Authorization	To approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain	F

7.4.	Capital Structure	Dual-class Stock	Proposals to create a new class of common stock with superior voting rights	A

7.5.	Capital Structure	Dual-class Stock	To create a new class of nonvoting or sub-voting common stock if:
•     It is intended for financing purposes with minimal or no dilution to current shareholders
			• It is not designed to preserve the voting power of an insider or significant shareholder	F

7.6.	Capital Structure	Issue Stock for Use with Rights Plan	To increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
7.7.	Capital Structure	Preemptive Rights	Shareholder proposals that seek preemptive rights	C

7.8.	Capital Structure	Preferred Stock	To authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).	A

7.9.	Capital Structure	Preferred Stock	To create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).	F

7.10.	Capital Structure	Preferred Stock	To authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable	F

7.11.	Capital Structure	Preferred Stock	To increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.	A

7.12.	Capital Structure	Preferred Stock	To increase the number of blank check preferred shares	A

7.13.	Capital Structure	Recapitalization	Recapitalizations (reclassifications of securities)	C

7.14.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced	F

7.15.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split to avoid delisting.	F

7.16.	Capital Structure	Reverse Stock Splits	To implement a reverse stock splits that do not proportionately reduce the number of shares authorized or considered “going dark” transactions.	C

7.17.	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms	F

7.17.a	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which derivatives may be utilized	C

7.18.	Capital Structure	Stock Distributions: Splits and Dividends	Management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance	F

7.19.	Capital Structure	Tracking Stock	To authorize the creation of tracking stock	C

8.0.	Executive and Director Compensation	Executive Compensation	To approve executive compensation plans or plan amendments.	C

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
8.1.	Executive and Director Compensation	Executive Compensation	To approve compensation plans that expressly permit the re-pricing of underwater stock options without shareholder approval.	A

8.2.	Executive and Director Compensation	Executive Compensation	Plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance	A

8.3.	Executive and Director Compensation	Director Compensation	Plans for directors	C

8.4.a	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock if conversion price is greater than 90% of fair market value.	F

8.4.b	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock (unless as described above)	A

8.5.	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide a dollar-for-dollar cash for stock exchange	F

8.6.	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which do not provide a dollar-for-dollar cash for stock exchange	A

8.7.	Executive and Director Compensation	Director Retirement Plans	Retirement plans for non-employee directors.	A

8.8.	Executive and Director Compensation	Director Retirement Plans	Shareholder proposals to eliminate retirement plans for non-employee directors	F

8.9.	Executive and Director Compensation	Management Proposals Seeking Approval to Re-price Options	On management proposals seeking approval to re-price options	A

8.10.	Executive and Director Compensation	Voting on Compensation	Shareholder proposals to submit executive compensation to a vote.	A

8.11.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans not described below	C

8.12.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans where all of the following apply • Purchase price is at least 85 percent of fair market value • Offering period is 27 months or less	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
8.13.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans where any of the following apply • Purchase price is less than 85 percent of fair market value, or • Offering period is greater than 27 months	A

8.14.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).	F

8.15.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	To add performance goals to existing compensation plans to comply with the provisions of Section 162(m)	F

8.16.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m)	F

8.17.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.	F

8.18.	Executive and Director Compensation	Employee Stock Ownership Plans (ESOPs)	To implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)	F

8.19.	Executive and Director Compensation	401(k) Employee Benefit Plans	To implement a 401(k) savings plan for employees.	F

8.20.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking additional disclosure of executive and director pay information,	A

8.21.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.	A

8.22.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals requiring director fees be paid in stock only	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
8.23.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals to put option re-pricings to a shareholder vote	F

8.24.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	For all other shareholder proposals regarding executive and director pay	C

8. 25	Executive and Director Compensation	Performance-Based Stock Options	Shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).	C

8.26.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification	A

8.27.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Proposals to ratify or cancel golden parachutes.	C

8.28.	Executive and Director Compensation	Pension Plan Income Accounting	Shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation	F

8.29.	Executive and Director Compensation	Supplemental Executive Retirement Plans (SERPs)	Shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote	A

8.31.	Executive and Director Compensation	Equity Based Compensation Plans	Management proposals for equity plans	C

8.32	Executive and Director Compensation	Transferable Stock Options	Management and shareholder proposals for new on-going Transferable Stock option plans if the total cost of the company’s equity plans is less than the company’s allowable cap.	F

9. 0.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	To phase out the use of animals in product testing	A

9.1.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Report on animal welfare	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
9.2.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Adopt animal welfare policy	A

9.3.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Pricing	To implement price restraints on pharmaceutical products	A

9.4.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Reimportation	Proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation or proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation	A

9.5.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Genetically Modified Foods	To voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.	A

9.6.	Social and Environmental Issues	Genetically Modified Foods	A report on the feasibility of labeling products containing GE ingredients	A

9.7.	Social and Environmental Issues	Genetically Modified Foods	A report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds	A

9.8.	Social and Environmental Issues	Genetically Modified Foods	Report on the health and environmental effects of genetically modified organisms (GMOs)	A

9.9.	Social and Environmental Issues	Genetically Modified Foods	To completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients	A

9.10.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Handguns	Reports on a company’s policies aimed at curtailing gun violence in the United States	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
9.11.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: HIV/AIDS	Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations	A

9.12.	Social and Environmental Issues	HIV/AIDS	To establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries	A

9.13.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Predatory Lending	Reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight,	A

9.14.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Tobacco	Proposals seeking stronger product warnings	A

9.15.	Social and Environmental Issues	Tobacco	Proposals asking that the company’s operating facilities be smoke-free	A

9.16.	Social and Environmental Issues	Tobacco	Proposals dealing with product placement in stores or advertising to youth.	A

9.17.	Social and Environmental Issues	Tobacco	Proposals asking the company to cease production of tobacco-related products or cease selling products to tobacco companies.	A

9.18.	Social and Environmental Issues	Tobacco	Proposals to spin-off tobacco-related businesses:	A

9.19.	Social and Environmental Issues	Tobacco	Proposals prohibiting investment in tobacco equities.	A

9.20.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Toxic Chemicals	Proposals requesting that a company discloses its policies related to toxic chemicals, proposals requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, or proposals requiring that a company reformulate its products within a certain timeframe.	A

9.21.	Social and Environmental Issues	ENVIRONMENT AND ENERGY:	Requests for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR)	A

Arctic National Wildlife Refuge

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
9.22.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: CERES Principles	Proposals to adopt the CERES Principles	A

9.23.	Social and Environmental Issues	ENVIRONMENT AND ENERGY:	Proposals requests reports assessing economic risks of environmental pollution or climate change or reports outlining potential environmental damage from operations in protected regions, including wildlife refuges.	A

Environmental-Economic Risk Report

9.24.	Social and Environmental Issues	Environmental Reports	Proposals for reports disclosing the company’s environmental policies.	A

9.25.	Social and Environmental Issues	Nuclear Safety	Proposals requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods	A

9.26.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Global Warming	Proposals to make reports on the level of greenhouse gas emissions from the company’s operations and products.	A

9.27.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Recyling	Proposals to adopt a comprehensive recycling strategy	A

9.28.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Renewable Energy	Proposals to invest in renewable energy sources.	A

9.29.	Social and Environmental Issues	Renewable Energy	Requests for reports on the feasibility of developing renewable energy sources	A

9.30.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Sustainablility Report	Proposals to make report on its policies and practices related to social, environmental, and economic sustainability	A

9.31.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Efficiency Report	Report on energy efficiency	A

9.32.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Kyoto Protocol	Proposals requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets	A

9.33.	Social and Environmental Issues	LAND USE	Proposals that request the disclosure of detailed information on a company’s policies related to land use or development	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
9.34.	Social and Environmental Issues	CAFOs	Proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs)	A

9.35.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Charitable/Political Contributions	Proposals to affirm political nonpartisanship in the workplace	A

9.36.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to report or publish in newspapers the company’s political and/or charitable contributions	A

9.37.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to prohibit the company from making political contributions	A

9.38.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to restrict the company from making charitable contributions	A

9.39.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to publish a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company	A

9.40.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Link Executive Compensation to Social Performance	Proposals to review ways of linking executive compensation to social factors	A

9.41.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: China Principles	Proposals to implement the China Principles.	A

9.42.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: Country-specific human rights reports	Proposals to make reports detailing the company’s operations in a particular country and steps to protect human rights	A

9.43.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: International Code of Conduct/Vendor Standards	Proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring	A

9.44.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: MacBride Principles	Proposals to endorse or increase activity on the MacBride Principles.	A

9.45.	Social and Environmental Issues	MILITARY BUSINESS: Foreign Military Sales/Offsets	Proposals to make reports on foreign military sales or offsets.	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
9.46.	Social and Environmental Issues	MILITARY BUSINESS: Landmines and Cluster Bombs	Proposals asking the company to renounce future involvement in antipersonnel landmine production	A

9.47.	Social and Environmental Issues	MILITARY BUSINESS: Nuclear Weapons	Proposals asking the company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts	A

9.48.	Social and Environmental Issues	MILITARY BUSINESS: Operations in Nations Sponsoring Terrorism (Iran)	Proposals asking the company to appoint a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran,	A

9.49.	Social and Environmental Issues	MILITARY BUSINESS: Spaced-Based Weaponization	Proposals asking the company to make reports on a company’s involvement in spaced-based weaponization	A

9.50.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Requests for reports on the company’s efforts to diversify the board	A

9.51.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Proposals asking the company to increase the representation of women and minorities on the board	C

9.52.	Social and Environmental Issues	WORKPLACE DIVERSITY: Equal Employment Opportunity (EEO)	Proposals to increase regulatory oversight of EEO programs	A

9.53.	Social and Environmental Issues	WORKPLACE DIVERSITY: Glass Ceiling	To increase regulatory oversight of EEO programs and Glass Ceiling proposals	A

9.54.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Exclude reference to sexual orientation from the EEO statement	A

9.55.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Proposals to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation	A

9.56.	Social and Environmental Issues	Sexual Orientation	Proposals to extend company benefits to or eliminate benefits from domestic partners	A

9.57	Social and Environmental Issues	Outsourcing	Proposals asking for companies to report on the risks associated with outsourcing or offshoring.	A

9.58	Social and Environmental Issues	Community Impact Assessment	Proposals asking for reports outling the potential community impact of company operations in specific regions.	A

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
9.59	Social and Environmental Issues	Internet Privacy and Censorship	Proposals requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.	F

10. 0	Mutual Fund Proxies	Election of Directors	Director nominees who are not described below	F

10.1.	Mutual Fund Proxies	Election of Directors	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

10.2.	Mutual Fund Proxies	Convert Closed-end Fund to Open-end Fund	Conversion Proposals	C

10.3.	Mutual Fund Proxies	Proxy Contests	Proxy Contests	C

10.4.	Mutual Fund Proxies	Investment Advisory Agreements	Investment Advisory Agreements	F

10.5.	Mutual Fund Proxies	Approve New Classes or Series of Shares	The establishment of new classes or series of shares.	F

10.6.	Mutual Fund Proxies	Change Fundamental Restriction to Nonfundamental Restriction	Proposals to change a fund’s fundamental restriction to a non fundamental restriction	C

10.7.	Mutual Fund Proxies	Change Fundamental Investment Objective to Nonfundamental	Proposals to change a fund’s fundamental investment objective to a non fundamental investment objective	C

10.8.	Mutual Fund Proxies	Name Change Proposals	Name change proposals.	F

10.9.	Mutual Fund Proxies	Change in Fund’s Sub classification	To change a fund’s sub-classification	F

10.10.	Mutual Fund Proxies	Disposition of Assets/Termination/Liquidation	To dispose of assets, liquidate or terminate the fund	F

10.11.	Mutual Fund Proxies	Changes to the Charter Document	To make changes to the charter document	C

10.12.	Mutual Fund Proxies	Changes to the Charter Document	Removal shareholder approval requirement to reorganize or terminate the trust or any of its series	F

10.13.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement for amendments to the new declaration of trust	F

10.14.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act	F

Ballot Item / Proposal
[F=For, A=Against,
W=Withhold, C=Case by
Number	Chapter	Section	Case, ABS=Abstain]	Vote
10.15.	Mutual Fund Proxies	Changes to the Charter Document	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares	F

10.16.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to engage in and terminate Sub-advisory arrangements	F

10.17.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to change the domicile of the fund	F

10.18.	Mutual Fund Proxies	Change the Fund’s Domicile	Fund’s Reincorporation	C

10.19.	Mutual Fund Proxies	Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval	Proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.	F

10.20.	Mutual Fund Proxies	Distribution Agreements	Distribution agreements	F

10.21.	Mutual Fund Proxies	Master-Feeder Structure	Establishment of a master-feeder structure.	F

10.22.	Mutual Fund Proxies	Mergers	Mergers and Acquisitions	C

10.23.	Mutual Fund Proxies	Shareholder Proposals to Establish Director Ownership Requirement	To mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

10.24.a	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

10.24.b	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (except as described above)	A

10.25.	Mutual Fund Proxies	Shareholder Proposals to Terminate Investment Advisor	To terminate the investment advisor	C

PART C: OTHER INFORMATION
POST-EFFECTIVE AMENDMENT NO. 75
ITEM 23. Exhibits:
(a)(1) Agreement and Declaration of Trust as originally filed with the Registrant’s Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(a)(2) Amendment dated March 31, 2008 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(b) (1) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(b)(2) Amendment dated March 31, 2008 to Amended and Restated By-laws is filed herewith.
(c) Not applicable.
(d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated November 14, 2006, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(d)(2) Form of Amended Schedule A to the Amended and Restated Investment Advisory Agreement dated November 14, 2006, between the Registrant and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) is filed herewith.
(d)(3) Amendment dated April 1, 2008, to the Amended and Restated Investment Advisory Agreement dated November 14, 2006, between the Registrant and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(4) Form of Expense Limitation Agreement dated April 1, 2008 among the Registrant, RidgeWorth Capital Management, Inc., Seix Investment Advisors LLC, Silvant Capital Management, LLC and StableRiver Capital Management, LLC is filed herewith.
(d)(5) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.
(d)(6) Form of Amendment dated April 1, 2008 to the Investment Subadvisory Agreement dated November 19, 2004, between RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) and Zevenbergen Capital Investments, LLC is filed herewith.
(d)(7) Investment Subadvisory Agreement dated December 13, 2007, between Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(8) Amendment dated April 1, 2008 to the Investment Subadvisory Agreement between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(9) Expense Limitation Agreement dated January 9, 2008, between the Registrant, Trusco Capital Management, Inc. (now RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(10) Investment Subadvisory Agreement dated March 31, 2008, between the RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Ceredex Value Advisors LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(11) Investment Subadvisory Agreement dated March 31, 2008, between the RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Certium Asset Management LLC is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(12) Investment Subadvisory Agreement dated March 31, 2008, between the RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and IronOak Advisors LLC is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(13) Form of Investment Subadvisory Agreement dated March 31, 2008, between the RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC is filed herewith.
(d)(14) Investment Subadvisory Agreement dated March 31, 2008, between the RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Silvant Capital Management LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(d)(15) Investment Subadvisory Agreement dated March 31, 2008, between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and StableRiver Capital Management LLC is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(e)(1) Distribution Agreement dated September 1, 2007 between the Registrant and Foreside Distribution Services, L.P. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(e)(2) Schedule A dated March 31, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(e)(3) Form of Amendment dated April 1, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P. is filed herewith.
(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant’s Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(g)(3) Amendment dated July 1, 2003 to the Custodian Agreement between the Registrant and SunTrust Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.
(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.
(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November 18, 2005.
(g)(6) Form of Amendment dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is filed herewith.
(g)(7) Amended Schedule A dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(g)(8) Custodian Agreement dated January 29, 2003 among the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the Institutional Cash Management Fund, International Equity Fund, International Equity Index Fund International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, Seix Global Strategy Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.
(g)(9) Form of Amendment dated March 31, 2008 to the Custodian Agreement dated January 29, 2003 among the Registrant, RidgeWorth Variable Trust (formerly STI Classic Variable Trust) and Brown Brothers Harriman & Co. is filed herewith.
(h)(1) Master Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(h)(2) Revised Schedule A to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(h)(3) Amendment dated as of August 11, 2004 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(h)(4) Amendment dated November 5, 2004 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.
(h)(5) Amendment dated November 18, 2005 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.
(h)(6) Amendment dated July 1, 2007 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-009632 on December 14, 2007.
(h)(7) Amendment dated May 15, 2007 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(h)(8) Amendment dated August 21, 2007 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(h)(9) Form of Amendment dated April 1, 2008 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(10) Form of Amendment dated May ___, 2008 to the Master Services Agreement dated July 16, 2004, between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(11) Form of Shareholder Service Plan and Agreement relating to Corporate Trust Shares is filed herewith
(h)(12) Securities Lending Management Agreement dated March 1, 2005, between the Registrant and Credit Suisse First Boston is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.
(h)(13) Compliance Services Agreement dated October 1, 2004, among the Registrant, STI Classic Variable Trust (now RidgeWorth Variable Trust) and Citi Fund Services, Inc. (formerly,, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.
(h)(14) Form of Amendment dated May 1, 2008 to the Compliance Services Agreement dated October 1, 2004, among the Registrant, RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Citi Fund Services, Inc. (formerly,, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(i) Opinion and Consent of Counsel to be filed by amendment.

(j) Consent of independent registered public accounting firm to be filed by amendment.
(k) Not applicable.
(l) Not applicable.
(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-006336 on August 1, 2005.
(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(m)(3) Distribution and Service Plan relating to A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.
(m)(4) Form of Amended Schedule A to the Distribution and Service Plan relating to A Shares dated May 1, 2008 is filed herewith.
(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 20, 2008, is filed herewith.
(o) Not applicable.
(p)(1) Registrant’s Code of Ethics is filed herewith.
(p)(2) Code of Ethics for Trusco Capital Management, Inc, (now RidgeWorth Capital Management, Inc.) Ceredex Value Advisors LLC, Certium Asset Management LLC, IronOak Advisors LLC, Seix Investment Advisors LLC, Silvant Capital Management LLC and StableRiver Capital Management LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(p)(3) Code of Ethics for Zevenbergen Capital Investments LLC, dated October 1, 2007 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
(p)(4) Code of Ethics for Alpha Equity Management LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.
ITEM 24. Persons Controlled by or under Common Control with Registrant:
See the prospectus and Statement of Additional Information regarding the Registrant’s control relationships.
ITEM 25. Indemnification:
Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
ITEM 26. Business and Other Connections of the Investment Adviser:
RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) is the investment adviser (the “Adviser”) for the Registrant. The principal address of RidgeWorth Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
David Eidson	SunTrust Banks, Inc.	Senior Vice President
Chairman &	SunTrust Bank	Executive Vice President
Chief Executive Officer	SunTrust Capital Markets	Board Member
	First Mercantile Trust	Board Member
	Zevenbergen Capital Investments LLC	Board Member

Ashi Parikh	CeredexValue Advisors LLC (“Ceredex”)	CEO
President & CIO	IronOak Advisors LLC (“IronOak”)	CEO
	Silvant Capital Management LLC (“Silvant”)	CEO
	StableRiver Capital Management LLC (“StableRiver”)	Chairman
	Certium Asset Management LLC (“Certium”)	CEO

Christina Seix	SunTrust Bank	Officer
Executive Vice President	SunTrust International Banking	Officer
Company
	Seix Investment Advisors LLC	Chairman
(“Seix”)

David C. Anderson	SunTrust Bank	Officer
Director

Andrew S. Atkins	—	—
Vice President

Richard M. Bemis	SunTrust Bank	Officer
Director

Gordon R. Boardway	—	—
Vice President

Sabrina Bowens	—	—
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Charles H. Boyt	—	—
Vice President

John C. Brennan	—	—
Vice President

Matthew B. Carney	—	—
Vice President

Benjamin M. Clark	SunTrust Bank	Officer
Vice President

Shane Coldren	SunTrust Bank	Officer
Managing Director	Certium	Officer
	Seix	Officer
	StableRiver	Officer
	Silvant	Officer
	IronOak	Officer
	Ceredex	Officer

Jim Coryell	—	—
Director

David M. Craig	—	—
Director

Martin J. Duffy	SunTrust Bank	Officer
Vice President

Mary J. Durkin	SunTrust Bank	Officer
Vice President

Todd C. Early	SunTrust Bank	Officer
Vice President

Bob M. Farmer	SunTrust Bank	Officer
Managing Director

Douglas J. Farmer	—	—
Vice President

Laura B. Friend	—	—
Director

Kirsten M. Fuller	SunTrust Bank	Officer
Vice President

Alan M. Gayle	—	—
Managing Director

Allan J. George	SunTrust Bank	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Bradford Anthony Gifford	—	—
Vice President

Eunice Gillespie	SunTrust Bank	Officer
Director

Melvin E. Hamilton	SunTrust Bank	Officer
Managing Director

Diana Hanlin	—	—
Director

Jacob. T. Harper	SunTrust Bank	Officer
Vice President

Michael Todd Hill	SunTrust Bank	Officer
Director

Debra M. Hooper	SunTrust Bank	Officer
Vice President

Deborah A. Hopkins	—	—
Vice President

Marcus Hopkins	RidgeWorth Capital Management, Inc.	Associate
Associate

Christopher A. Jones	SunTrust Bank	Officer
Managing Director

Wayne G. Larochelle	SunTrust Bank	Officer
Managing Director

Jonathan D. Larsen	SunTrust Bank	Officer
Vice President

Matthew D. Lota	—	—
Vice President

Steve Loncar	SunTrust Bank	Officer
Vice President

Tina Y. Long	—	—
Vice President

William J. Longan	SunTrust Bank	Officer
Vice President

Scott F. Luxton	SunTrust Bank	Officer
Vice President

Jennifer Love Mann	SunTrust Bank	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Patrick K. Mason	SunTrust Bank	Officer
Vice President

Andrew S. McGhee	SunTrust Bank	Officer
Managing Director

Samuel A. McKnight, Jr.	SunTrust Bank	Officer
Director

Evan B. Melcher	SunTrust Bank	Officer
Director

Blake E. Myton	SunTrust Bank	Officer
Vice President

Timothy James Nash	SunTrust Bank	Officer
Vice President

Wesley P. Neal	SunTrust Bank	Officer
Vice President

Laura B. Newberg	—	—
Vice President

David W. Neely	SunTrust Bank	Officer
Director

Robert H. Neinken	SunTrust Bank	Officer
Managing Director

Patrick A. Paparelli	SunTrust Banks, Inc.	Officer
Managing Director/Secretary	SunTrust Bank	Officer
	Silvant	CCO
	Certium	CCO
	StableRiver	Officer
	Seix	Officer
	Ceredex	Officer
	IronOak	Officer

Ty E. Parrish	SunTrust Bank	Officer
Director

Ronnie G. Pennell	SunTrust Bank	Officer
Director

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

James M. Phebus Jr.	SunTrust Bank	Officer
Director

Gregory L. Phillips	—	—
Director

Gary A. Plourde	SunTrust Bank	Officer
Managing Director

Sean D. Porrello	—	—
Director

Raymond A. Prophater	SunTrust Bank	Officer
Vice President

Armond R. Reese	SunTrust Bank	Officer
Vice President

David W. Reidy	—	—
Vice President

Dina E. Romeo	—	—
Vice President

Josie C. Rosson	SunTrust Bank	Officer
Managing Director	Ceredex	CCO
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

Michael C. Sahakian	SunTrust Bank	Officer
Director

Diane F. Schmidt	—	—
Director

Sowmdeb Sen	—	—
Vice President

Julia R. Short	—	—
Managing Director

Shelly R. Simpson	—	—
Vice President

Edward P. Smith	SunTrust Bank	Officer
Vice President

George D. Smith, Jr.	SunTrust Bank	Officer
Managing Director

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Stephen Smith	—	—
Vice President

Ellen E. Spong	SunTrust Bank	Officer
Managing Director

Jeffrey P. St. Amand	—	—
Director

John H. Stebbins	SunTrust Banks, Inc.	Officer
Managing Director	SunTrust Bank	Officer
	Ceredex	CFO
	IronOak	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

Kimberly Jean Strickland	—	—
Vice President

James Stueve	—	—
Managing Director

Jessica Lacey Thompson	Certium	Officer
Vice President	StableRiver	Officer
	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

Matthew M. Tollison	—	—
Vice President

Michelle A. Tribble	—	—
Vice President

William A. Turner	Certium	Officer
Director	StableRiver	Officer
	Seix	Officer
	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

David Walley	SunTrust Bank	Officer
Director

Joseph P. Walsh	SunTrust Bank	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Joseph Ward	—	—
Vice President

Angela V. Watterson	—	—
Vice President

Gregory W. Webster	—	—
Vice President

Elizabeth Wilson	SunTrust Bank	Officer
Managing Director

Leslie A. Wilson	—	—
Vice President

William L. Wilson, Jr.	SunTrust Bank	Officer
Managing Director

Kevin D. Wright	—	—
Vice President

Stephen M. Yarbrough	SunTrust Banks, Inc.	Officer
Managing Director

Jay A. Young	SunTrust Bank	Officer
Vice President
Ceredex Value Advisors LLC is the investment subadviser (“Ceredex”) for the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and the Small Cap Value Equity Fund. The principal address of Ceredex is 300 South Orange Avenue, Suite 1600, Orlando, Florida 32801.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Brett Barner	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Charlie Carter	Certium	Officer
Vice President	Seix	Officer
	Silvant	Officer
	IronOak	Officer
	StableRiver	Officer

Rohit Dewan	RidgeWorth Capital Management, Inc.	Officer
Vice President

Jennifer Graff	RidgeWorth Capital Management, Inc.	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Nicole Guidry	RidgeWorth Capital Management, Inc.	Associate
Associate

Hein Hanekom	RidgeWorth Capital Management, Inc.	Associate
Associate

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	IronOak Advisors LLC	CEO
	Silvant Capital Management LLC	CEO
	Certium	CEO
	StableRiver	Chairman

Mills Riddick	RidgeWorth Capital Management, Inc.	Officer
President/CIO

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

Cody Smith	RidgeWorth Capital Management, Inc.	Officer
Vice President

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	IronOak	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

John Wilson	RidgeWorth Capital Management, Inc.	Officer
Vice President

Don Wordell	RidgeWorth Capital Management, Inc.	Officer
Managing Director
IronOak Advisors LLC is the investment subadviser (“IronOak”) for the Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund. The principal address of IronOak is 919 East Main St., Richmond, Virginia 23219

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Charles Arrington	RidgeWorth Capital Management, Inc.	Officer
Director

Frank Ashby	RidgeWorth Capital Management, Inc.	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Frances Aylor	RidgeWorth Capital Management, Inc.	Officer
Director

Matthew Laing	RidgeWorth Capital Management, Inc.	Officer
Vice President

Jim Mallory	RidgeWorth Capital Management, Inc.	Officer
Vice President

Jeffrey Markunas	Ceredex	Officer
President/CIO	Silvant	Officer
	Certium	Officer

Thomas O’Neil	RidgeWorth Capital Management, Inc.	Officer
Vice President

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	Ceredex Value Advisors LLC	CEO
	Silvant Capital Management LLC	CEO
	Certium	CEO
	StableRiver	Chairman

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	Ceredex	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

James Savage	RidgeWorth Capital Management, Inc.	Officer
Director

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Bank, Inc.	Officer
	SunTrust Bank	Officer
	Ceredex	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

Lyn Swallen	RidgeWorth Capital Management, Inc.	Officer
Vice President

Scott Yuschak	RidgeWorth Capital Management, Inc.	Officer
Vice President

Silvant Capital Management LLC is the investment subadviser (“Silvant”) for the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. The principal address of Silvant is 50 Hurt Plaza, Atlanta, Georgia 30303.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Brandi Allen	RidgeWorth Capital Management, Inc.	Officer
Director

Christin Armacost	RidgeWorth Capital Management, Inc.	Officer
Director

Sandeep Bhatia	RidgeWorth Capital Management, Inc.	Officer
Director

Brad Erwin	RidgeWorth Capital Management, Inc.	Officer
Director

Jim Foster	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Christopher Guinther	RidgeWorth Capital Management, Inc.	Officer
President/CIO

Randy Loving	RidgeWorth Capital Management, Inc.	Officer
Director

Patrick Paparelli	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	Certium	CCO
	StableRiver	Officer
	Seix	Officer
	IronOak	Officer

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	Ceredex	CEO
	Iron Oak	CEO
	Certium	CEO
	StableRiver	Chairman

Joe Ransom	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Kristin Ribic	RidgeWorth Capital Management, Inc.	Officer
Director

Michael Sansoterra	Certium	Officer
Managing Director	Seix	Officer
	StableRiver	Officer
	Ceredex	Officer
	IronOak	Officer

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Marc Schneidau	RidgeWorth Capital Management, Inc.	Officer
Managing Director

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	Ceredex	CFO
	IronOak	CFO
	Certium	CFO
	Seix	Officer
	StableRiver	CFO
Certium Asset Management LLC is the investment subadviser (“Certium”) for the International Equity Fund, International Equity Index Fund, and the Large Cap Quantitative Equity Fund. The principal address of Certium is 50 Hurt Plaza, Suite 1400, Atlanta, GA 30326.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Chad Deakins	RidgeWorth Capital Management, Inc.	Officer
President/CEO

Charles East	RidgeWorth Capital Management, Inc.	Officer
Vice President

Risei Goto	RidgeWorth Capital Management, Inc.	Officer
Vice President

Patrick Papparelli	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
StableRiver
Seix
Silvant

Ashi Parikh	RidgeWorth Capital Management, Inc.	President and CIO
CEO	Ceredex
IronOak
Silvant
StableRiver

Greg Peters	RidgeWorth Capital Management, Inc.	Officer
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Merlin Tolstyk	RidgeWorth Capital Management, Inc.	Officer
Vice President

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
Silvant
StableRiver
Seix
Seix Investment Advisors LLC is the investment subadviser (“Seix”) for the High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund, and the U.S. Government Securities Fund. The principal address of Seix is 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Jeannell Anthony	RidgeWorth Capital Management, Inc.	Associate
Associate

John Bacso	—	—
Vice President

Carlos Catoya	—	—
Vice President

Stacy Culver	—	—
Vice President

William Davis	—	—
Vice President

Christopher DeGaetano	—	—
Vice President

Deirdre Dillon	—	—
CCO

Rebecca Ehrhart	—	—
Vice President

James Fitzpatrick	—	—
Managing Director

Vincent Flanagan	—	—
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Elena Fyodorova	—	—
Vice President

Michelle Gallo	—	—
Vice President

Leo Goldstein	—	—
Vice President

George Goudelias	—	—
Managing Director

Paul Guevera	RidgeWorth Capital Management, Inc.	Associate
Associate

James Keegan	Seix Structured Products LLC	Manager
CIO

Nathaniel King	—	—
Vice President

Michael Kirkpatrick	—	—
Managing Director

Raymond Kramer	—	—
Vice President

Kenneth Kresch	—	—
Vice President

Scott Kupchinsky	—	—
Vice President

Gerard Leen	—	—
Vice President

Charles Leonard	—	—
Managing Director

Carla Leslie	—	—
Managing Director

Biron Lim	—	—
Managing Director

Thomas Mansley	—	—
Managing Director

Michael McEachern	—	—
President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Thomas Meyers	—	—
Managing Director

Sharon Moran	—	—
Vice President

Brian Nold	—	—
Managing Director

Cynthia Panebianco	—	—
Vice President

Brian Reid	—	—
Vice President

Michael Reiger	—	—
Managing Director

Christina Seix	SunTrust Bank	Officer
Chairman	SunTrust International Banking Company	Officer

Robert Sherman
CEO

Robin Shulman	—	—
Managing Director

Atul Sibal	—	—
Vice President

Eric Storch	—	—
Managing Director

Perry Troisi	—	—
Managing Director

Ania Wacht	—	—
Vice President

George Way	—	—
CFO

Adrien Webb	—	—
Managing Director

Ellen Welsh	—	—
Managing Director

Thomas Winters	—	—
Managing Director

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Jonathan Yozzo	—	—
Vice President

Samuel Zona	—	—
Managing Director
StableRiver Capital Management LLC is the investment subadviser (“StableRiver”) for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund, Institutional U.S. Treasury Securities Money Market Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Securities Money Market Fund and the Virginia Tax-Free Money Market Fund. The principal address of StableRiver is 50 Hurt Plaza, Suite 1400, Atlanta, GA 30326.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Derek Altenbaugh	RidgeWorth Capital Management, Inc.	Associate
Associate

Matthew Boden	—	—
Director

George Calvert	—	—
Director

Christopher Carter	—	—
Director

Kimberly Cook	RidgeWorth Capital Management, Inc.	Associate
Associate

Robert Corner	—	—
Managing Director

Scott Craig	—	—
Vice President

Colleen Doremus	—	—
Vice President

Christopher Giglio	—	—
Vice President

Matt Edelstein	—	—
Vice President

Gregory Hallman	—	—
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Michael Honshurak	—	—
Vice President

Mark Kallis	—	—
Vice President

James Kofron	—	—
Director

Kimberly Maichle	—	—
Director

Doug Mitchell	—	—
Vice President

Rick Nelson	—	—
CEO/CIO

Paul Robertson, III	SunTrust Banks, Inc.	Officer
President	SunTrust Bank	Officer

Josie Rosson	SunTrust Bank	Officer
CCO	Ceredex	CCO
	Certium	Officer
	IronOak	CCO
	Silvant	Officer

Ron Schwartz
Managing Director

Michael Sebesta
Managing Director

Dusty Self
Director

Mark Smith	RidgeWorth Capital Management, Inc.	Associate
Associate

Dean Speer
Director

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
Silvant
StableRiver
Seix

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Chad Stephens	—	—
Director

Sonny Surkin	—	—
Director

J.P. Yarusinski	—	—
Director

Justin Wu	—	—
Vice President
Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Connection with Other
Name	Name of Other Company	Company
Brooke de Boutray	Rivendell Capital Inc.	Vice President and Director
Managing Director, Portfolio Manager	Seattle University	Member, Department of Finance Advisory Board
Lisa Foley Managing Director, Investment Officer	Rivendell Capital Inc.	Secretary
Leslie Tubbs Managing Director, Portfolio Manager and Chief Compliance Officer	Rivendell Capital Inc.	Treasurer
Nancy A. Zevenbergen President and Chief Investment Officer	Rivendell Capital Inc. Seattle Pacific University Foundation	President and Director Director
Alpha Equity Management LLC is the investment subadviser for the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund. The principal address of Alpha Equity Management LLC is 90 State House Square, Suite 1100, Hartford, CT 06103.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Connection with Other
Name	Name of Other Company	Company
Kevin Means Chief Investment Officer	None	None
Vince Fioramonti Director of Trading and Operations	None	None
Donald Townswick Director of Research	None	None
Neil Kochen Chief Risk Officer	None	None

ITEM 27. Principal Underwriters:
(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:
American Independence Funds Trust
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
First Funds
Capital One Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Pacific Capital Funds
RMR Series Trust
RidgeWorth Variable Trust
The Blue Fund Group
The Lou Holland Trust
The Thirty-Eight Hundred Fund, LLC
Vintage Mutual Funds, Inc.
Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. Foreside’s main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.
Item 27(b) Information about the Directors and Officers of Foreside are as follows:

Name	Address	Position with Underwriter
Mark S. Redman	3435 Stelzer Rd., Columbus, OH 43219	President and Director
Elliott Dobin	100 Summer St., Boston, MA 02110	Secretary
Andrew H. Byer	3435 Stelzer Rd., Columbus, OH 43219	Co-Chief Compliance Officer
Linda C. Carley	100 Summer St, Boston, MA 02110	Co-Chief Compliance Officer
Wayne A. Rose	100 Summer St., Boston, MA 43219	Assistant Chief Compliance Officer
James E. (Ed) Pike	3435 Stelzer Rd., Columbus, OH 43219	Financial and Operations Principal
Richard J. Berthy	Two Portland Square, Portland, ME 04101	Treasurer, Assistant Secretary and Director
Item 27(c) Not applicable.

ITEM 28. Location of Accounts and Records:
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:
(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:
SunTrust Bank
303 Peachtree Street, N.E.
Atlanta, GA 30308
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(Institutional Cash Management Money Market Fund, International Equity Fund, International Equity Index Fund, Strategic Income Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund)
(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:
Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.)
3435 Stelzer Road
Columbus, Ohio 43219
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and subadviser:
RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
Alpha Equity Management LLC
90 State House Square
Suite 1100
Hartford, CT 06103
Ceredex Value Advisers LLC
300 South Orange Avenue, Suite 1600
Orlando, FL 32801
(records relating to its function as subadviser)
Certium Asset Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)
IronOak Advisors LLC
919 East Main Street
Richmond, VA 23219
(records relating to its function as subadviser)

Seix Investment Advisors LLC
10 Mountain View Road
Suite C-200
Upper Saddle River, New Jersey 07458
Silvant Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)
Zevenbergen Capital Investments LLC
601 Union Street
Seattle, Washington 98101
(records relating to its function as subadviser)
(d) Foreside Distribution Services, L.P.
100 Summer Street, 15th Floor
Boston, MA 02110
(records relating to its function as distributor)
ITEM 29. Management Services: None.
ITEM 30. Undertakings: None.

NOTICE
A copy of the Agreement and Declaration of Trust for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

RIDGEWORTH FUNDS
RIDGEWORTH VARIABLE TRUST
POWER OF ATTORNEY
     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of RidgeWorth Funds and RidgeWorth Variable Trust (each, a “Trust”), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Kerry Reilly and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust’s shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 20th day of May 2008.

/s/ Jeffrey Biggar	/s/ George C. Guynn
Jeffrey M. Biggar, Trustee	George C. Guynn, Trustee

/s/ Sidney E. Harris	/s/ Warren Y. Jobe
Sidney E. Harris, Trustee	Warren Y. Jobe, Trustee

/s/ Connie McDaniel	/s/ Clarence Ridley
Connie D. McDaniel, Trustee	Clarence H. Ridley, Trustee

/s/ Charles D. Winslow
Charles D. Winslow, Trustee

Exhibit Index

Exhibit	Document

(b)(2)	Amendment to the By-Laws

(d)(2)	Form of Amended Schedule A to the Amended and Restated Investment Advisory Agreement between the Registrant and RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) dated November 14, 2006

(d)(4)	Form of Expense Limitation Agreement dated April 1, 2008 among RidgeWorth Capital Management, Inc., Seix Investment Advisors LLC, Silvant Capital Management, LLC and StableRiver Capital Management, LLC

(d)(6)	Form of Amendment dated April 1, 2008 to the Investment Subadvisory Agreement dated November 19, 2004, between RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.) and Zevenbergen Capital Investments, LLC

(d)(13)	Form of Investment Subadvisory Agreement dated March 31, 2008, between the RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC

(e)(3)	Form of Amendment dated April 1, 2008 to the Distribution Agreement dated September 1, 2007, between the Registrant and Foreside Distribution Services L.P.

(g)(6)	Form of Amendment dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank

(g)(9)	Form of Amendment dated March 31, 2008 to the Custodian Agreement dated January 29, 2003 among the Registrant, RidgeWorth Variable Trust (formerly STI Classic Variable Trust) and Brown Brothers Harriman & Co.

(h)(9)	Form of Amendment dated April 1,2008 to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.)

(h)(10)	Form of Amendment dated May ___, 2008 to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.)

(h)(11)	Form of Shareholder Service Plan and Agreement relating to Corporate Trust Shares

(h)(14)	Form of Amendment dated May 1, 2008 to the Compliance Services Agreement among the Registrant, STI Classic Variable Trust and Citi Fund Services, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) dated October 1, 2004.

(m)(4)	Form of Amended Schedule A to the Distribution and Service Plan for Class A Shares dated May 1, 2008

(n)(1)	Rule 18F-3 Multiple Class Plan adopted May 24, 1995, last amended May 20, 2008.

(p)(1)	Code of Ethics, dated May 20, 2008, for the Registrant

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (the “Amendment”) to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia on the 30th day of May, 2008.

By:	/s/ Julia Short
Julia R. Short,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.

Jeffrey M. Biggar*	Trustee
Jeffrey M. Biggar

George C. Guynn*	Trustee
George C. Guynn

Sidney E. Harris*	Trustee
Sidney E. Harris

Warren Y. Jobe*	Trustee
Warren Y. Jobe

Connie D. McDaniel*	Trustee
Connie D. McDaniel

Clarence H. Ridley*	Trustee
Clarence H. Ridley

Charles D. Winslow*	Trustee
Charles D. Winslow

/s/ Julia Short	President and
Julia R. Short	Chief Executive Officer

/s/ Martin R. Dean	Treasurer and Chief
Martin R. Dean	Financial Officer

* By: /s/ Cynthia Surprise
Cynthia Surprise, pursuant to the powers of attorney filed herewith